UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Steven I. Koszalka
American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Discovery FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 89.22%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.78%
Google Inc., Class A1	14,000	$10,563
Baidu, Inc., Class A (ADR)1	63,000	7,360
Apple Inc.	8,700	5,805
Facebook, Inc., Class A1	175,000	3,789
Tencent Holdings Ltd.	110,000	3,748
SINA Corp.1	50,000	3,234
Mail.ru Group Ltd. (GDR)	90,000	3,005
Adobe Systems Inc.1	70,000	2,272
eBay Inc.1	45,000	2,178
AAC Technologies Holdings Inc.	600,000	2,167
Logitech International SA	210,000	1,921
Autodesk, Inc.1	50,000	1,668
Trimble Navigation Ltd.1	35,000	1,668
NetEase, Inc. (ADR)1	29,400	1,651
Yahoo! Inc.1	95,000	1,518
Avid Technology, Inc.1	85,000	804
Samsung Electronics Co. Ltd.	285	345
		53,696

CONSUMER DISCRETIONARY — 19.63%
Comcast Corp., Class A, special nonvoting shares	150,000	5,220
Comcast Corp., Class A	35,000	1,252
Amazon.com, Inc.1	20,000	5,086
Netflix, Inc.1	85,000	4,627
Liberty Media Corp., Class A1	40,000	4,167
Paddy Power PLC	55,000	4,080
Daily Mail and General Trust PLC, Class A, nonvoting	500,000	3,888
Lions Gate Entertainment Corp.1	225,000	3,436
Las Vegas Sands Corp.	60,000	2,782
Sky Deutschland AG1	585,000	2,346
Time Warner Inc.	50,000	2,267
Texas Roadhouse, Inc.	115,000	1,967
Garmin Ltd.	45,000	1,878
Reed Elsevier PLC	195,000	1,864
John Wiley & Sons, Inc., Class A	40,000	1,838
Groupon, Inc., Class A1	316,556	1,507
Tractor Supply Co.	15,000	1,483
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,034
		50,722

HEALTH CARE — 18.36%
Hologic, Inc.1	500,000	10,120
Forest Laboratories, Inc.1	160,200	5,705
Edwards Lifesciences Corp.1	45,000	4,831
Alexion Pharmaceuticals, Inc.1	35,000	4,004
Gilead Sciences, Inc.1	60,000	3,980
Allergan, Inc.	35,000	3,205
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,981
Illumina, Inc.1	60,000	2,892
Orthofix International NV1	45,000	2,014
Medtronic, Inc.	40,000	1,725
NuVasive, Inc.1	62,000	1,420
Integra LifeSciences Holdings Corp.1	32,000	1,315
Biogen Idec Inc.1	8,100	1,209
UCB SA	19,654	1,081
Richter Gedeon Nyrt	5,500	962
		47,444

FINANCIALS — 11.81%
Sampo Oyj, Class A	125,000	3,889
AIA Group Ltd.	750,000	2,795
Aberdeen Asset Management PLC	470,000	2,361
Longfor Properties Co. Ltd.	1,400,000	2,167
State Street Corp.	50,000	2,098
Marsh & McLennan Companies, Inc.	60,000	2,036
Fifth Third Bancorp	130,000	2,016
Banco Santander, SA1	249,209	1,856
Principal Financial Group, Inc.	65,000	1,751
Deutsche Bank AG	43,200	1,707
Zions Bancorporation	80,000	1,652
Assured Guaranty Ltd.	120,000	1,634
HDFC Bank Ltd.	127,500	1,521
IndusInd Bank Ltd.	150,000	1,011
First American Financial Corp.	45,055	976
Kotak Mahindra Bank Ltd.	42,725	526
UBS AG	42,538	518
		30,514

UTILITIES — 4.95%
ENN Energy Holdings Ltd.	2,610,000	10,990
SSE PLC	80,000	1,798
		12,788

INDUSTRIALS — 4.42%
Ryanair Holdings PLC (ADR)1	112,800	3,638
JG Summit Holdings, Inc.	3,000,000	2,337
Serco Group PLC	205,000	1,920
Verisk Analytics, Inc., Class A1	40,000	1,904
Capita PLC	130,000	1,626
		11,425

TELECOMMUNICATION SERVICES — 3.09%
Crown Castle International Corp.1	80,000	5,128
MTN Group Ltd.	90,000	1,733
Millicom International Cellular SA (SDR)	12,200	1,132
		7,993

MATERIALS — 1.27%
Monsanto Co.	24,800	2,257
Ube Industries, Ltd.	475,000	1,023
		3,280

ENERGY — 0.61%
Schlumberger Ltd.	22,000	1,591

MISCELLANEOUS — 4.30%
Other common stocks in initial period of acquisition		$11,113

Total common stocks (cost: $185,776,000)		230,566

	Principal amount
Short-term securities — 10.29%	(000)

Federal Home Loan Bank 0.12%–0.13% due 10/12–11/16/2012	$4,800	4,800
E.I. duPont de Nemours and Co. 0.15% due 11/5–11/14/20122	4,500	4,499
Paccar Financial Corp. 0.12% due 10/3/2012	3,800	3,800
Federal Farm Credit Banks 0.10% due 10/29/2012	3,500	3,500
John Deere Credit Ltd. 0.14% due 10/4/20122	3,400	3,400
Coca-Cola Co. 0.20% due 11/14/20122	2,600	2,599
Fannie Mae 0.11% due 10/22/2012	2,000	2,000
Straight-A Funding LLC 0.16% due 10/17/20122	2,000	2,000

Total short-term securities (cost: $26,598,000)		26,598

Total investment securities (cost: $212,374,000)		257,164
Other assets less liabilities		1,273

Net assets		$258,437

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,498,000, which represented 4.84% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
	Information technology	$53,696	$—	$—	$53,696
	Consumer discretionary	50,722	—	—	50,722
	Health care	47,444	—	—	47,444
	Financials	30,514	—	—	30,514
	Utilities	12,788	—	—	12,788
	Industrials	11,425	—	—	11,425
	Telecommunication services	7,993	—	—	7,993
	Materials	3,280	—	—	3,280
	Energy	1,591	—	—	1,591
	Miscellaneous	11,113	—	—	11,113
Short-term securities		—	26,598	—	26,598
Total		$230,566	$26,598	$—	$257,164

*Securities with a market value of $2,682,000, which represented 1.04% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$53,742
Gross unrealized depreciation on investment securities	(9,013)
Net unrealized appreciation on investment securities	44,729
Cost of investment securities for federal income tax purposes	212,435

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Growth FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 88.71%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.70%
Virgin Media Inc.	5,660,000	$166,630
Amazon.com, Inc.1	423,000	107,577
Home Depot, Inc.	1,050,000	63,389
Naspers Ltd., Class N	987,500	61,100
Toyota Motor Corp.	1,492,500	58,139
Honda Motor Co., Ltd.	1,753,800	53,868
Las Vegas Sands Corp.	973,601	45,146
priceline.com Inc.1	64,500	39,908
Hyundai Mobis Co., Ltd.	130,500	36,458
adidas AG	422,000	34,620
Burberry Group PLC	2,135,000	34,510
Kia Motors Corp.	522,000	32,595
DIRECTV1	550,000	28,853
Mr Price Group Ltd.	1,782,000	26,975
NIKE, Inc., Class B	260,000	24,677
Arcos Dorados Holdings Inc., Class A	1,505,000	23,222
Industria de Diseño Textil, SA	166,700	20,700
Nikon Corp.	650,000	17,891
CarMax, Inc.1	610,000	17,263
Johnson Controls, Inc.	520,000	14,248
Dongfeng Motor Group Co., Ltd., Class H	11,428,000	13,338
Suzuki Motor Corp.	600,000	11,648
Harman International Industries, Inc.	250,000	11,540
Time Warner Inc.	196,000	8,885
Daimler AG	54,000	2,614
Multi Screen Media Private Ltd.1,2,3	16,148	1,335
		957,129

FINANCIALS — 13.15%
Moody’s Corp.	2,529,900	111,746
AXA SA	3,336,463	49,692
AIA Group Ltd.	12,917,700	48,145
Industrial and Commercial Bank of China Ltd., Class H	78,866,750	46,583
Prudential PLC	3,313,747	42,889
Housing Development Finance Corp. Ltd.	2,600,000	38,173
China Life Insurance Co. Ltd., Class H	11,240,000	32,470
Agricultural Bank of China, Class H	79,992,000	31,155
Grupo Financiero Santander México, SAB de CV, Class B (ADR)1	2,025,300	27,747
ICICI Bank Ltd.	1,325,000	26,598
Sanlam Ltd.	4,680,000	21,126
Citigroup Inc.	600,000	19,632
Goldman Sachs Group, Inc.	165,000	18,757
HSBC Holdings PLC (United Kingdom)	1,995,228	18,471
JPMorgan Chase & Co.	455,000	18,418
CIMB Group Holdings Bhd.	7,500,000	18,404
Wells Fargo & Co.	500,000	17,265
East West Bancorp, Inc.	700,000	14,784
QBE Insurance Group Ltd.	1,095,000	14,709
ACE Ltd.	177,000	13,381
BDO Unibank, Inc.1	7,553,333	11,752
Bank of Nova Scotia	170,190	9,334
BNP Paribas SA	152,078	7,227
Allianz SE	43,500	5,176
Chongqing Rural Commercial Bank Co., Ltd., Class H	9,500,000	3,749
Sumitomo Mitsui Financial Group, Inc.	113,000	3,533
Bank of America Corp.	200,000	1,766
		672,682

HEALTH CARE — 13.07%
Novo Nordisk A/S, Class B	793,200	125,307
Gilead Sciences, Inc.1	1,255,000	83,244
UnitedHealth Group Inc.	1,010,000	55,964
Vertex Pharmaceuticals Inc.1	792,200	44,324
Merck & Co., Inc.	970,000	43,747
Novartis AG	580,000	35,491
Bayer AG	349,300	29,998
Sonic Healthcare Ltd.	2,036,407	28,623
UCB SA	515,020	28,320
Celgene Corp.1	353,000	26,969
Baxter International Inc.	390,000	23,501
Express Scripts Holding Co.1	325,000	20,368
Bristol-Myers Squibb Co.	591,300	19,956
Grifols, SA, Class B (ADR)1	825,000	18,835
Hospira, Inc.1	560,000	18,379
Roche Holding AG	90,000	16,813
Mindray Medical International Ltd., Class A (ADR)	435,000	14,620
Intuitive Surgical, Inc.1	27,000	13,382
Regeneron Pharmaceuticals, Inc.1	81,000	12,365
Edwards Lifesciences Corp.1	80,000	8,590
		668,796

INFORMATION TECHNOLOGY — 12.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	14,717,000	45,085
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	23,730
Google Inc., Class A1	70,000	52,815
Apple Inc.	76,889	51,305
ASML Holding NV (New York registered)	840,489	45,117
ASML Holding NV	111,111	5,938
Texas Instruments Inc.	1,630,000	44,907
TE Connectivity Ltd.	1,266,250	43,065
ASM Pacific Technology Ltd.	3,400,000	40,231
Microsoft Corp.	1,340,000	39,905
TDK Corp.	982,600	36,589
Nintendo Co., Ltd.	286,000	36,245
Samsung Electronics Co. Ltd.	28,845	34,933
Oracle Corp.	952,000	29,978
Baidu, Inc., Class A (ADR)1	165,000	19,275
Altera Corp.	550,000	18,692
Rackspace Hosting, Inc.1	260,200	17,197
Amphenol Corp.	200,000	11,776
KLA-Tencor Corp.	235,000	11,211
Avago Technologies Ltd.	310,000	10,808
Infineon Technologies AG	1,425,000	9,042
		627,844

CONSUMER STAPLES — 10.09%
Anheuser-Busch InBev NV	1,117,025	94,983
Nestlé SA	1,285,000	81,021
Unilever NV, depository receipts	2,200,000	77,830
Shoprite Holdings Ltd.	3,055,000	61,790
Pernod Ricard SA	541,939	60,804
Coca-Cola Co.	635,000	24,086
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	22,440
SABMiller PLC	500,000	21,961
PepsiCo, Inc.	265,000	18,754
Kimberly-Clark de México, SAB de CV, Class A	6,900,000	16,484
Procter & Gamble Co.	200,000	13,872
Avon Products, Inc.	695,800	11,098
British American Tobacco PLC	155,500	7,984
Coca-Cola Hellenic Bottling Co. SA	180,000	3,359
		516,466

INDUSTRIALS — 6.26%
United Technologies Corp.	622,000	48,696
Geberit AG	200,000	43,488
Vallourec SA	860,000	36,414
IDEX Corp.	536,700	22,418
Boeing Co.	300,000	20,886
KBR, Inc.	600,000	17,892
Qantas Airways Ltd.1	14,000,000	17,717
Siemens AG	175,057	17,459
Masco Corp.	900,000	13,545
Marubeni Corp.	2,000,000	12,763
Eaton Corp.	250,000	11,815
Ryanair Holdings PLC (ADR)1	313,100	10,097
Intertek Group PLC	205,000	9,070
Michael Page International PLC	1,508,710	8,668
Komatsu Ltd.	425,700	8,384
Schneider Electric SA	130,000	7,694
Union Pacific Corp.	47,000	5,579
Ingersoll-Rand PLC	101,600	4,554
Kubota Corp.	340,000	3,442
		320,581

ENERGY — 5.99%
Oil Search Ltd.	6,973,952	53,677
Royal Dutch Shell PLC, Class B (ADR)	320,100	22,823
Royal Dutch Shell PLC, Class B	574,666	20,397
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,400,000	32,116
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	8,387
INPEX CORP.	6,670	39,786
TOTAL SA	713,000	35,367
Chevron Corp.	250,000	29,140
Tourmaline Oil Corp.1	500,000	15,609
Imperial Oil Ltd.	257,928	11,872
Schlumberger Ltd.	150,000	10,849
Transocean Ltd.	225,000	10,100
Cairn India Ltd.1	1,335,000	8,379
Canadian Natural Resources, Ltd.	261,400	8,064
		306,566

MATERIALS — 4.05%
Steel Dynamics, Inc.	3,112,332	34,951
Sigma-Aldrich Corp.	485,000	34,905
Dow Chemical Co.	1,187,000	34,376
Northam Platinum Ltd.	6,675,000	24,076
Rio Tinto PLC	400,000	18,635
Newmont Mining Corp.	300,000	16,803
Akzo Nobel NV	270,600	15,297
FMC Corp.	252,000	13,956
Glencore International PLC	1,746,653	9,677
Alcoa Inc.	500,000	4,425
		207,101

TELECOMMUNICATION SERVICES — 2.88%
América Móvil, SAB de CV, Series L (ADR)	2,536,000	64,516
América Móvil, SAB de CV, Series L	15,944,300	20,364
SOFTBANK CORP.	784,600	31,770
TalkTalk Telecom Group PLC	5,625,000	16,840
Koninklijke KPN NV	728,000	5,563
NII Holdings, Inc., Class B1	600,000	4,710
China Telecom Corp. Ltd., Class H	6,275,000	3,626
		147,389

UTILITIES — 0.88%
GDF SUEZ	897,164	20,060
CLP Holdings Ltd.	1,600,000	13,598
National Grid PLC	1,038,934	11,459
		45,117

MISCELLANEOUS — 1.37%
Other common stocks in initial period of acquisition		69,855

Total common stocks (cost: $3,389,646,000)		4,539,526

	Principal amount
Short-term securities — 11.43%	(000)

Fannie Mae 0.115%–0.13% due 10/10/2012–2/19/2013	$77,700	77,674
Mitsubishi UFJ Trust and Banking Corp. 0.13% due 10/5/2012	33,500	33,499
Victory Receivables Corp. 0.18%–0.19% due 10/9–10/24/20124	40,100	40,097
Federal Home Loan Bank 0.115%–0.152% due 10/12/2012–4/1/2013	70,900	70,879
Hydro-Québec 0.14% due 12/13/20124	44,000	43,972
Québec (Province of) 0.18% due 1/17/20134	25,000	24,979
U.S. Treasury Bills 0.135%–0.136% due 1/24–3/21/2013	62,700	62,667
AstraZeneca PLC 0.13%–0.15% due 10/24–11/29/20124	45,935	45,916
Freddie Mac 0.10%–0.11% due 10/1–11/1/2012	30,700	30,699
Medtronic Inc. 0.15% due 11/29/20124	23,000	22,992
Rabobank USA Financial Corp. 0.20% due 11/5/2012	22,200	22,196
BHP Billiton Finance (USA) Limited 0.17%–0.18% due 10/29–11/20/20124	20,500	20,494
Svenska Handelsbanken Inc. 0.22% due 11/26/20124	19,600	19,593
Australia & New Zealand Banking Group, Ltd. 0.18% due 12/3/20124	19,000	18,995
Thunder Bay Funding, LLC 0.22% due 10/15/20124	16,000	15,998
Straight-A Funding LLC 0.18% due 10/1/20124	13,000	13,000
GlaxoSmithKline Finance PLC 0.13%–0.16% due 10/4–10/10/20124	12,125	12,125
McDonald’s Corp. 0.14% due 11/28/20124	9,200	9,198

Total short-term securities (cost: $585,005,000)		584,973

Total investment securities (cost: $3,974,651,000)		5,124,499
Other assets less liabilities		(7,261)

Net assets		$5,117,238

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,335,000, which represented .03% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $287,359,000, which represented 5.62% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
	Consumer discretionary	$955,794	$—	$1,335	$957,129
	Financials	672,682	—	—	672,682
	Health care	668,796	—	—	668,796
	Information technology	627,844	—	—	627,844
	Consumer staples	516,466	—	—	516,466
	Industrials	320,581	—	—	320,581
	Energy	306,566	—	—	306,566
	Materials	207,101	—	—	207,101
	Telecommunication services	147,389	—	—	147,389
	Utilities	45,117	—	—	45,117
	Miscellaneous	69,855	—	—	69,855
Short-term securities		—	584,973	—	584,973
Total		$4,538,191	$584,973	$1,335	$5,124,499

*Securities with a market value of $74,329,000, which represented 1.45% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,316,063
Gross unrealized depreciation on investment securities	(172,801)
Net unrealized appreciation on investment securities	1,143,262
Cost of investment securities for federal income tax purposes	3,981,237

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 91.64%	Shares	Value (000)

CONSUMER DISCRETIONARY — 22.02%
Galaxy Entertainment Group Ltd.1	27,238,000	$91,331
Lions Gate Entertainment Corp.1	3,967,000	60,576
Melco Crown Entertainment Ltd. (ADR)1	3,277,763	44,184
Penske Automotive Group, Inc.	1,205,000	36,258
Paddy Power PLC	372,500	27,634
Liberty Media Corp., Class A1	264,387	27,541
Bloomberry Resorts Corp.1	94,381,500	25,341
Delticom AG	366,500	24,490
Tesla Motors, Inc.1	800,000	23,424
John Wiley & Sons, Inc., Class A	499,296	22,943
PT MNC Sky Vision Tbk1	98,750,000	21,411
Wendy’s Co.	4,095,000	18,632
Minth Group Ltd.	16,792,000	17,714
Hankook Tire Co., Ltd.1,2	418,940	15,681
Golden Eagle Retail Group Ltd.	7,845,000	15,399
zooplus AG, non-registered shares1,3	357,716	14,889
Chow Sang Sang Holdings International Ltd.	5,838,300	14,532
Gourmet Master Co., Ltd.	1,662,465	12,562
Hyundai Home Shopping Co., Ltd.	114,860	12,401
REXLot Holdings Ltd.	162,500,000	12,365
Group 1 Automotive, Inc.	200,000	12,046
CTC Media, Inc.	1,285,372	11,710
Minor International PCL	21,351,000	10,682
Mando Corp.	76,100	10,544
Betfair Group PLC	805,000	9,437
Mood Media Corp.1,4	2,125,000	5,188
Mood Media Corp. (CDI) (GBP denominated)1,4	1,335,000	3,259
Mood Media Corp.1	284,000	693
Parkson Retail Group Ltd.	10,635,500	8,915
Major Cineplex Group PCL	14,500,000	8,904
Home Inns & Hotels Management Inc. (ADR)1	357,000	8,854
Cheil Worldwide Inc.	413,500	8,799
Weight Watchers International, Inc.	165,000	8,712
Entertainment One Ltd.1	3,358,000	8,543
Stella International Holdings Ltd.	3,430,000	8,458
Café de Coral Holdings Ltd.	2,906,000	8,151
Toll Corp.1	225,000	7,477
Rightmove PLC	293,665	7,436
Parkson Retail Asia Ltd.1	6,212,000	7,340
Phorm Corp. Ltd.1,3,4	5,260,000	7,050
Zhongsheng Group Holdings Ltd.	5,210,000	6,511
Brunswick Corp.	284,500	6,438
CDON Group AB1	1,023,288	6,418
China Lodging Group, Ltd. (ADR)1	379,000	6,326
Churchill Downs Inc.	100,000	6,272
Sportingbet PLC	6,000,000	4,990
Warnaco Group, Inc.1	90,000	4,671
Intercontinental Hotels Group PLC	173,562	4,540
Ekornes ASA	293,100	4,144
Fourlis1	2,241,820	4,120
CFAO	80,000	3,832
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	3,771
Hankook Tire Worldwide Co., Ltd.2	95,760	3,584
Halfords Group PLC	700,000	2,946
CJ Home Shopping Co., Ltd.	13,700	2,934
Mothercare PLC	750,000	2,637
HT Media Ltd.	1,417,000	2,500
POLYTEC Holding AG, non-registered shares	364,350	2,429
American Axle & Manufacturing Holdings, Inc.1	202,000	2,277
Inchcape PLC	321,000	1,864
China Zenix Auto International Ltd. (ADR)	428,500	1,380
Balkrishna Industries Ltd.	179,010	964
T4F Entretenimento SA, ordinary nominative	137,500	956
Modern Times Group MTG AB, Class B	8,500	375
Ten Alps PLC1	2,600,000	115
Five Star Travel Corp.1,2,4	219,739	60
CEC Unet PLC1,2	14,911,148	—
		788,560

INDUSTRIALS — 12.49%
International Container Terminal Services, Inc.	34,610,000	58,409
Intertek Group PLC	1,220,000	53,980
Polypore International, Inc.1	740,000	26,159
Moog Inc., Class A1	512,100	19,393
Johnson Electric Holdings Ltd.	26,645,000	17,422
JVM Co., Ltd.1,3	411,500	15,884
Goodpack Ltd.	10,490,000	15,856
ITT Corp.	774,000	15,596
Cebu Air, Inc.	11,450,000	14,904
Blount International, Inc.1	1,125,000	14,805
Asia Aviation PCL, nonvoting depository receipt1	100,670,000	13,998
Herman Miller, Inc.	720,000	13,997
AirAsia Bhd.	13,578,000	13,416
Thermon Group Holdings, Inc.1	410,000	10,246
Globaltrans Investment PLC (GDR)4	270,600	5,623
Globaltrans Investment PLC (GDR)	194,400	4,040
Frigoglass SAIC1	1,574,000	9,608
PT AKR Corporindo Tbk	21,149,500	9,392
Prysmian SpA	525,000	9,364
Standard Parking Corp.1	374,186	8,393
Alliance Global Group, Inc.	23,370,000	8,235
Northgate PLC	1,838,270	7,132
BELIMO Holding AG	3,450	6,100
NORMA Group AG, non-registered shares	204,500	5,519
Dynasty Ceramic PCL	3,155,000	5,202
Proto Labs, Inc.1	139,830	4,729
S1 Corp.	70,000	4,308
Carborundum Universal Ltd.	1,350,000	4,099
Hays PLC	3,180,000	3,959
ITE Group PLC	1,096,677	3,650
Geberit AG	16,500	3,588
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	3,418
Uponor Oyj	303,000	3,193
MISUMI Group Inc.	119,800	2,969
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	205,400	2,969
Waste Connections, Inc.	95,600	2,892
Houston Wire & Cable Co.	267,600	2,879
SATS Ltd.	1,250,000	2,730
American Science and Engineering, Inc.	41,400	2,716
Landstar System, Inc.	55,000	2,600
Beacon Roofing Supply, Inc.1	68,700	1,958
Praj Industries Ltd.	2,050,000	1,860
Douglas Dynamics, Inc.	125,000	1,849
TD Power Systems Ltd.	312,073	1,612
Leoch International Technology Ltd.	12,455,000	1,542
Chemring Group PLC	245,000	1,284
Pipavav Defence and Offshore Engineering Co. Ltd.1	840,000	1,249
Boer Power Holdings Ltd.	3,194,000	1,116
Amara Raja Batteries Ltd.	135,712	564
Pursuit Dynamics PLC1,3	5,352,637	406
Aker Philadelphia Shipyard ASA1	110,800	304
		447,116

HEALTH CARE — 11.89%
Synageva BioPharma Corp.1	1,084,100	57,923
athenahealth, Inc.1	383,698	35,212
BioMarin Pharmaceutical Inc.1	869,800	35,027
Illumina, Inc.1	706,400	34,048
Volcano Corp.1	786,767	22,478
NuVasive, Inc.1	904,800	20,729
Fleury SA, ordinary nominative	1,684,400	20,149
Hikma Pharmaceuticals PLC	1,491,000	17,492
Orthofix International NV1	386,600	17,300
ABIOMED, Inc.1	687,175	14,424
VCA Antech, Inc.1	665,000	13,120
Hill-Rom Holdings, Inc.	428,771	12,460
GN Store Nord AS	657,000	10,107
Luminex Corp.1	491,500	9,555
CFR Pharmaceuticals SA	37,820,021	8,930
Apollo Hospitals Enterprise Ltd.	635,000	8,803
JSC Pharmstandard (GDR)1	606,865	8,617
Endo Health Solutions Inc.1	226,658	7,190
Myriad Genetics, Inc.1	251,400	6,785
Exelixis, Inc.1	1,400,000	6,748
Mauna Kea Technologies SA1	527,400	6,608
ArthroCare Corp.1	201,100	6,516
Medidata Solutions, Inc.1	144,934	6,015
Emergent BioSolutions Inc.1	384,200	5,459
Merck Ltd.1	370,857	4,501
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	4,032
Tsumura & Co.	105,000	3,299
Integra LifeSciences Holdings Corp.1	77,127	3,170
QRxPharma Ltd.1	4,129,927	2,913
Cadence Pharmaceuticals, Inc.1	740,000	2,901
Hologic, Inc.1	140,000	2,834
Amplifon SpA	545,000	2,318
Genomma Lab Internacional, SAB de CV, Series B1	1,000,000	1,934
EOS imaging SA1	380,000	1,807
STENTYS SA1	91,666	1,602
St.Shine Optical Co. Ltd.	105,000	1,350
Savient Pharmaceuticals, Inc.1	540,000	1,345
		425,701

INFORMATION TECHNOLOGY — 10.76%
AAC Technologies Holdings Inc.	11,687,100	42,202
Hittite Microwave Corp.1	664,400	36,854
Kingboard Chemical Holdings Ltd.	10,787,500	25,904
Youku Inc., Class A (ADR)1	1,000,000	18,390
Dialog Semiconductor PLC1	930,000	18,118
Kingboard Laminates Holdings Ltd.	43,220,509	17,948
Itron, Inc.1	387,500	16,721
SINA Corp.1	250,000	16,170
Liquidity Services, Inc.1	315,449	15,839
Cardtronics, Inc.1	423,000	12,597
OpenTable, Inc.1	292,789	12,180
Demand Media, Inc.1	1,117,900	12,152
Semtech Corp.1	471,000	11,846
Spectris PLC	340,000	9,471
Monster Worldwide, Inc.1	1,186,000	8,693
Angie’s List, Inc.1	778,280	8,234
ExactTarget, Inc.1	323,094	7,825
Hana Microelectronics PCL	11,370,000	7,720
SciQuest, Inc.1	403,900	7,351
Fusion-io, Inc.1	234,100	7,086
Rovi Corp.1	474,550	6,886
Delta Electronics (Thailand) PCL	7,332,800	6,134
OBIC Co., Ltd.	29,230	6,131
Kingdee International Software Group Co. Ltd.1	26,670,400	5,503
Quantum Corp.1	2,960,000	4,766
Halma PLC	682,500	4,672
Power Integrations, Inc.	142,900	4,348
Splunk Inc.1	98,700	3,624
AutoNavi Holdings Ltd. (ADR)1	300,000	3,444
Agilysys, Inc.1	364,500	3,135
Immersion Corp.1	563,300	3,081
Comverse Technology, Inc.1	470,000	2,890
Tangoe, Inc.1	220,000	2,889
VTech Holdings Ltd.	230,000	2,818
RealPage, Inc.1	118,700	2,683
China High Precision Automation Group Ltd.2	19,890,000	2,545
AOL Inc.1	64,909	2,287
Playtech Ltd.	285,000	1,704
Bankrate, Inc.1	83,670	1,304
DTS, Inc.1	34,000	791
Remark Media, Inc.1	190,216	320
Remark Media, Inc.1,2,4	67,431	81
		385,337

ENERGY — 10.16%
InterOil Corp.1	1,339,035	103,454
Ophir Energy PLC1	4,379,700	42,999
Comstock Resources, Inc.1	1,327,000	24,390
Providence Resources PLC1	1,956,250	21,639
Kodiak Oil & Gas Corp.1	2,100,000	19,656
African Petroleum Corp. Ltd.1	13,550,909	16,868
Amerisur Resources PLC1	27,117,360	15,655
Oasis Petroleum Inc.1	500,000	14,735
Carrizo Oil & Gas, Inc.1	465,000	11,630
Halcón Resources Corp.1	1,450,000	10,629
BPZ Resources, Inc.1	3,337,953	9,547
Exillon Energy PLC1	3,546,000	7,859
Circle Oil PLC1	22,687,000	7,739
Goodrich Petroleum Corp.1	610,000	7,710
Cimarex Energy Co.	124,000	7,260
Tethys Petroleum Ltd.1	8,112,100	5,776
Tethys Petroleum Ltd. (GBP denominated)1	763,450	518
International Petroleum Ltd.1	54,894,353	5,694
Ultra Petroleum Corp.1	255,000	5,605
Gulf Keystone Petroleum Ltd.1,4	1,250,000	4,738
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	11,694,000	4,374
HollyFrontier Corp.	80,500	3,322
Forum Energy Technologies, Inc.1	135,000	3,283
Canadian Overseas Petroleum Ltd.1,3,4	8,000,000	1,709
Canadian Overseas Petroleum Ltd.1,3	6,720,000	1,435
Borders & Southern Petroleum PLC1	7,028,100	2,781
Wildhorse Energy Ltd.1,3	16,227,016	875
Wildhorse Energy Ltd. (CDI) (GBP denominated)1,3	7,225,777	408
LNG Energy Ltd.1,4	16,500,000	1,091
Dockwise Ltd.1	34,157	590
0915988 B.C. Ltd.1,2,5	98,500	5
		363,974

FINANCIALS — 5.60%
Ocwen Financial Corp.1	1,269,000	34,783
National Financial Partners Corp.1	1,273,700	21,526
Starwood Property Trust, Inc.	655,000	15,242
K. Wah International Holdings Ltd.	24,397,185	11,642
Home Loan Servicing Solutions, Ltd.	621,000	10,104
Siam Future Development PCL, nonvoting depository receipt	27,579,000	7,123
Siam Future Development PCL	10,232,700	2,643
ARA Asset Management Ltd.	5,407,600	6,962
SVB Financial Group1	107,600	6,505
Airesis SA1,3	3,294,151	6,200
East West Bancorp, Inc.	285,000	6,019
Primerica, Inc.	200,000	5,728
Hemaraj Land and Development PCL, nonvoting depositary receipt	55,750,000	5,724
Banco Pine SA, preferred nominative	702,192	5,092
TISCO Financial Group PCL	3,400,000	5,081
Fibra Uno Administración, SA de CV	1,869,300	4,227
PT Agung Podomoro Land Tbk	108,989,000	3,986
Colony Financial, Inc.	195,500	3,808
Banco Daycoval SA, preferred nominative	707,100	3,802
Assured Guaranty Ltd.	275,000	3,746
Mahindra Lifespace Developers Ltd.	518,356	3,732
Banco ABC Brasil SA, preferred nominative	616,551	3,680
Old Republic International Corp.	350,000	3,255
Punjab & Sind Bank	2,425,000	3,124
Supalai PCL	4,030,000	2,566
Globe Trade Center SA1	1,062,766	2,468
Paraná Banco SA, preferred nominative	382,280	2,450
First American Financial Corp.	100,090	2,169
ING Vysya Bank Ltd.	260,000	2,006
Zions Bancorporation	90,000	1,859
Wing Tai Holdings Ltd.	990,665	1,380
First Southern Bancorp, Inc.2,5	232,830	1,031
Bao Viet Holdings	462,777	718
		200,381

MATERIALS — 5.09%
Kenmare Resources PLC1	54,706,150	34,709
African Minerals Ltd.1	3,987,000	19,121
Ube Industries, Ltd.	5,275,000	11,356
Time Technoplast Ltd.3	11,888,000	10,830
Symrise AG	250,000	8,465
Cape Lambert Resources Ltd.1	25,000,000	8,169
AptarGroup, Inc.	145,500	7,524
FUCHS PETROLUB AG	123,000	7,350
Arkema SA	75,000	7,022
Sirius Minerals PLC1	18,934,910	6,880
Cheil Industries Inc.	69,500	6,347
Yingde Gases Group Co. Ltd.	6,350,000	5,626
Hummingbird Resources PLC1,3	2,775,000	5,422
J.K. Cement Ltd.	1,039,308	4,966
Midas Holdings Ltd.	11,460,000	3,922
Duluth Metals Ltd.1	1,508,800	3,607
Mwana Africa PLC1,4	45,892,101	3,539
Mwana Africa PLC1	192,500	15
Boral Ltd.	760,000	3,027
Tiangong International Co. Ltd.	14,826,000	3,021
Sika AG, non-registered shares	1,450	2,957
SOL SpA	520,000	2,940
Sylvania Platinum Ltd. (CDI)1	15,000,000	2,937
Eastern Platinum Ltd.1	11,815,000	2,163
United Phosphorus Ltd.	710,000	1,772
Engro Corp. Ltd.	1,467,180	1,651
China Forestry Holdings Co., Ltd.2	26,858,000	1,644
Valspar Corp.	26,800	1,503
Ausgold Ltd.1	5,000,000	1,452
Rusoro Mining Ltd.1	25,530,432	909
Gold Road Resources Ltd.1	4,180,000	629
Cline Mining Corp.1	1,987,004	455
Hard Creek Nickel Corp.1	2,995,650	243
Orsu Metals Corp.1	588,231	78
		182,251

CONSUMER STAPLES — 4.04%
Puregold Price Club, Inc.	37,418,000	26,641
Brazil Pharma SA, ordinary nominative	3,744,600	22,442
Hypermarcas SA, ordinary nominative1	1,853,800	13,616
Wumart Stores, Inc., Class H	8,963,000	13,385
Kernel Holding SA1	572,000	11,606
Super Group Ltd.	6,420,000	11,457
O’Key Group SA (GDR)	776,500	7,454
Vinda International Holdings Ltd.	3,880,000	5,344
Petra Foods Ltd.	2,630,000	5,251
Coca-Cola Icecek AS, Class C	260,000	4,861
Ralcorp Holdings, Inc.1	53,300	3,891
HITEJINRO CO., LTD.	162,854	3,575
Sundrug Co., Ltd.	97,500	3,541
Strauss Group Ltd.1,2	308,619	3,303
PT Sumber Alfaria Trijaya Tbk	5,000,000	2,874
Godrej Consumer Products Ltd.	183,281	2,324
McBride PLC1	935,000	1,955
FANCL Corp.	100,000	1,178
		144,698

UTILITIES — 3.47%
ENN Energy Holdings Ltd.	22,239,700	93,645
APR Energy PLC	674,234	9,096
Glow Energy PCL	3,930,000	8,459
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,624
Greenko Group PLC1	1,850,000	3,585
Energy World Corp. Ltd.1	8,585,000	3,562
Electricity Generating PCL	547,300	2,312
		124,283

TELECOMMUNICATION SERVICES — 1.20%
Telephone and Data Systems, Inc.	715,305	18,319
MetroPCS Communications, Inc.1	580,630	6,799
tw telecom inc.1	250,000	6,517
Leap Wireless International, Inc.1	750,000	5,115
Total Access Communication PCL	1,602,200	4,815
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,416
		42,981

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		176,025

Total common stocks (cost: $2,792,768,000)		3,281,307

Preferred securities — 0.16%

FINANCIALS — 0.16%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	223,160	5,840

Total preferred securities (cost: $4,898,000)		5,840

Rights & warrants — 0.03%

INDUSTRIALS — 0.03%
Goodpack Ltd., warrants, expire 20121	988,000	918

ENERGY — 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,3,4	4,000,000	116
Leni Gas & Oil PLC, warrants, expire 20131,2,4	12,750,000	—
		116

MATERIALS — 0.00%
Duluth Exploration Ltd., warrants, expire 20131,2	24,060	3
Rusoro Mining Ltd., warrants, expire 20121,2,4	4,500,000	—
		3

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	732,600	1

Total rights & warrants (cost: $2,717,000)		1,038

	Shares or	Value
Convertible securities — 0.17%	principal amount	(000)

HEALTH CARE — 0.11%
bluebird bio, Inc., Series D, convertible preferred1,2,5	7,125,914	$3,551
Savient Pharmaceuticals, Inc. 4.75% convertible notes 2018	$1,000,000	300
		3,851

FINANCIALS — 0.06%
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,471
First Southern Bancorp, Inc., Series C, convertible preferred2,5	398	653
		2,124

Total convertible securities (cost: $5,949,000)		5,975

	Principal amount
Bonds, notes & other debt instruments — 0.24%	(000)

FINANCIALS — 0.09%
First Niagara Financial Group, Inc. 7.25% 2021	$1,700	1,958
Synovus Financial Corp. 5.125% 2017	1,285	1,259
		3,217

U.S. TREASURY BONDS & NOTES — 0.08%
U.S. Treasury 0.25% 2014	3,000	3,001

TELECOMMUNICATION SERVICES — 0.07%
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	1,325	1,318
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	1,205	1,199
		2,517

Total bonds, notes & other debt instruments (cost: $7,837,000)		8,735

Short-term securities — 8.06%

Freddie Mac 0.12%–0.17% due 10/25/2012–2/1/2013	88,700	88,683
Federal Home Loan Bank 0.13%–0.135% due 10/10–12/5/2012	71,700	71,691
Fannie Mae 0.125%–0.16% due 11/28/2012–3/5/2013	50,100	50,075
Victory Receivables Corp. 0.19% due 10/9/20124	21,200	21,199
Toronto-Dominion Holdings USA Inc. 0.16% due 10/15/20124	17,100	17,099
BHP Billiton Finance (USA) Limited 0.20% due 11/1/20124	16,000	15,996
Straight-A Funding LLC 0.18% due 11/1/20124	10,000	9,998
U.S. Treasury Bill 0.146% due 12/20/2012	7,600	7,599
Australia & New Zealand Banking Group, Ltd. 0.18% due 12/3/20124	4,900	4,899
AstraZeneca PLC 0.14% due 10/10/20124	1,400	1,400

Total short-term securities (cost: $288,630,000)		288,639

Total investment securities (cost: $3,102,799,000)		3,591,534
Other assets less liabilities		(10,925)

Net assets		$3,580,609

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

						Unrealized
			Contract amount			depreciation at
			Receive	Deliver		9/30/2012
	Settlement date	Counterparty	(000)		(000)	(000)

Sales:
Australian dollars	10/31/2012	Barclays Bank PLC	$1,859	$	A1,800	$(2)

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $33,664,000, which represented .94% of the net assets of the fund. This amount includes $4,710,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $105,562,000, which represented 2.95% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of net
	date	(000)	(000)	assets

bluebird bio, Inc., Series D, convertible preferred	7/20/2012	$3,551	$3,551	.10%
First Southern Bancorp, Inc.	12/17/2009	4,913	1,031	.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	653	.02
0915988 B.C. Ltd.	4/23/2012	5	5	.00
Total restricted securities		$8,867	$5,240	.15%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2012 (000)

JVM Co., Ltd.	411,500	—	—	411,500	$—	$15,884
zooplus AG, non-registered shares	271,916	85,800	—	357,716	—	14,889
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	99	10,830
Phorm Corp. Ltd.	250,000	5,010,000	—	5,260,000	—	7,050
Phorm, Inc.	4,646,000	—	4,646,000	—	—	—
Airesis SA	3,294,151	—	—	3,294,151	—	6,200
Hummingbird Resources PLC	2,500,000	275,000	—	2,775,000	—	5,422
Canadian Overseas Petroleum Ltd.	8,000,000	—	—	8,000,000	—	1,709
Canadian Overseas Petroleum Ltd.	6,720,000	—	—	6,720,000	—	1,435
Canadian Overseas Petroleum Ltd.,
warrants, expire 2013	4,000,000	—	—	4,000,000	—	116
Wildhorse Energy Ltd.	16,227,016	—	—	16,227,016	—	875
Wildhorse Energy Ltd. (CDI)
(GBP denominated)	—	7,225,777	—	7,225,777	—	408
Pursuit Dynamics PLC	4,757,900	594,737	—	5,352,637	—	406
Pursuit Dynamics PLC, rights, expire 2012	—	594,737	594,737	—	—	—
Eveready Industries India Ltd.*	4,370,000	—	4,370,000	—	—	—
Trap Oil Group PLC*	11,800,000	—	11,800,000	—	—	—
					$99	$65,224

*Unaffiliated issuer at 9/30/2012.

Valuation disclosures

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the "Fair Valuation Committee") to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$769,235	$—	$19,325	$788,560
	Industrials	447,116	—	—	447,116
	Health care	425,701	—	—	425,701
	Information technology	382,711	—	2,626	385,337
	Energy	363,969	—	5	363,974
	Financials	199,350	—	1,031	200,381
	Materials	180,607	—	1,644	182,251
	Consumer staples	141,395	3,303	—	144,698
	Utilities	124,283	—	—	124,283
	Telecommunication services	42,981	—	—	42,981
	Miscellaneous	174,618	1,407	—	176,025
	Preferred securities	—	5,840	—	5,840
	Rights & warrants	919	116	3	1,038
	Convertible securities	—	1,771	4,204	5,975
	Bonds, notes & other debt instruments	—	8,735	—	8,735
	Short-term securities	—	288,639	—	288,639
Total		$3,252,885	$309,811	$28,838	$3,591,534

		Other investments†

		Level 1	Level 2	Level 3	Total

Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	$(2)	$—	$(2)

*Securities with a market value of $140,534,000, which represented 3.92% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$858,890
Gross unrealized depreciation on investment securities	(423,231)
Net unrealized appreciation on investment securities	435,659
Cost of investment securities for federal income tax purposes	3,155,875

Key to abbreviations and symbol

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
GBP = British pounds

Growth FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 92.90%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.89%
Amazon.com, Inc.1	2,638,000	$670,896
Home Depot, Inc.	9,201,000	555,464
lululemon athletica inc.1	6,580,000	486,525
Wynn Macau, Ltd.	155,313,600	419,628
Harman International Industries, Inc.2	4,581,000	211,459
Chipotle Mexican Grill, Inc.1	587,000	186,396
Johnson Controls, Inc.	6,499,100	178,075
Tiffany & Co.	2,753,000	170,356
Las Vegas Sands Corp.	2,719,900	126,122
DIRECTV1	2,290,000	120,133
NIKE, Inc., Class B	1,255,000	119,112
Time Warner Inc.	2,333,333	105,770
Comcast Corp., Class A	2,890,800	103,404
Starbucks Corp.	2,000,000	101,500
Marriott International, Inc., Class A	2,395,123	93,649
Wynn Resorts, Ltd.	688,200	79,446
Liberty Media Corp., Class A1	753,361	78,478
Virgin Media Inc.	2,420,000	71,245
CarMax, Inc.1	2,500,000	70,750
Lowe’s Companies, Inc.	2,246,000	67,919
Expedia, Inc.	1,087,500	62,901
L’Occitane International SA	23,700,000	62,658
Sturm, Ruger & Co., Inc.2	1,245,000	61,615
Industria de Diseño Textil, SA	427,300	53,060
Shaw Communications Inc., Class B, nonvoting	2,218,000	45,469
Gentex Corp.	2,000,000	34,020
Time Warner Cable Inc.	315,000	29,944
Toyota Motor Corp.	765,000	29,800
CBS Corp., Class B	742,156	26,963
News Corp., Class A	1,080,000	26,492
Naspers Ltd., Class N	398,000	24,625
Groupon, Inc., Class A1	5,064,896	24,109
Penn National Gaming, Inc.1	446,000	19,223
Swatch Group Ltd, non-registered shares	47,000	18,750
Ford Motor Co.	1,400,000	13,804
Burberry Group PLC	675,000	10,911
PulteGroup, Inc.1	650,000	10,075
		4,570,746

FINANCIALS — 14.73%
Wells Fargo & Co.	16,488,296	569,341
Berkshire Hathaway Inc., Class A1	3,015	400,091
American Express Co.	4,000,000	227,440
Bank of America Corp.	22,000,000	194,260
Goldman Sachs Group, Inc.	1,532,000	174,158
Onex Corp.	3,945,500	155,717
Fairfax Financial Holdings Ltd.	162,600	62,899
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	83,045
Citigroup Inc.	4,386,000	143,510
Aon PLC, Class A	2,430,000	127,065
XL Group PLC	5,142,700	123,579
YES BANK Ltd.	16,465,000	119,262
ACE Ltd.	1,393,000	105,311
JPMorgan Chase & Co.	2,543,920	102,978
Agricultural Bank of China, Class H	261,494,000	101,845
Legal & General Group PLC	46,658,246	99,378
Arch Capital Group Ltd.1	1,800,000	75,024
American Tower Corp.	985,000	70,319
Morgan Stanley	3,000,000	50,220
ICICI Bank Ltd. (ADR)	1,130,000	45,358
Marsh & McLennan Companies, Inc.	1,300,000	44,109
AMP Ltd.	8,486,711	38,118
HDFC Bank Ltd. (ADR)	970,000	36,453
Toronto-Dominion Bank	425,000	35,445
CME Group Inc., Class A	600,200	34,391
Grupo Financiero Santander México, SAB de CV, Class B (ADR)1	2,360,000	32,332
Sterling Financial Corp.5	1,221,592	27,205
Bond Street Holdings LLC, Class A1,3,4	1,625,000	24,602
First Republic Bank	690,000	23,777
Charles Schwab Corp.	1,810,000	23,150
Bank of Nova Scotia	320,000	17,551
MB Financial, Inc.	826,500	16,323
		3,384,256

INFORMATION TECHNOLOGY — 13.94%
Apple Inc.	1,297,014	865,446
Google Inc., Class A1	790,500	596,432
ASML Holding NV	2,250,000	120,252
ASML Holding NV (New York registered)	2,100,000	112,728
Oracle Corp.	3,940,000	124,071
Concur Technologies, Inc.1	1,519,674	112,046
Taiwan Semiconductor Manufacturing Co. Ltd.	36,369,000	111,414
Texas Instruments Inc.	3,865,000	106,481
Fidelity National Information Services, Inc.	3,351,800	104,643
Rackspace Hosting, Inc.1	1,570,000	103,761
VeriSign, Inc.1	2,023,400	98,519
International Business Machines Corp.	450,000	93,353
Arm Holdings PLC	8,525,000	79,155
LinkedIn Corp., Class A1	635,000	76,454
Samsung Electronics Co. Ltd.	59,250	71,755
Dolby Laboratories, Inc., Class A1	2,166,221	70,944
Avago Technologies Ltd.	1,865,700	65,048
Linear Technology Corp.	1,775,000	56,534
Cymer, Inc.1	851,595	43,482
Yahoo! Inc.1	2,361,900	37,731
TE Connectivity Ltd.	1,079,125	36,701
Autodesk, Inc.1	1,058,200	35,312
Broadcom Corp., Class A	856,000	29,600
Mail.ru Group Ltd. (GDR)	548,867	18,327
Mail.ru Group Ltd. (GDR)5	266,416	8,896
NetApp, Inc.1	384,600	12,646
FLIR Systems, Inc.	540,000	10,786
		3,202,517

HEALTH CARE — 12.12%
Intuitive Surgical, Inc.1	993,000	492,161
Gilead Sciences, Inc.1	4,600,000	305,118
Grifols, SA, Class A1	8,270,000	273,123
Grifols, SA, Class B1	877,000	19,835
UnitedHealth Group Inc.	3,510,000	194,489
Regeneron Pharmaceuticals, Inc.1	1,170,000	178,612
Baxter International Inc.	2,782,100	167,649
Celgene Corp.1	2,090,000	159,676
Incyte Corp.1,2	7,910,000	142,775
Vertex Pharmaceuticals Inc.1	2,006,200	112,247
Edwards Lifesciences Corp.1	1,030,000	110,591
Hospira, Inc.1	3,235,000	106,173
Allergan, Inc.	1,155,000	105,775
Merck & Co., Inc.	1,700,000	76,670
Illumina, Inc.1	1,515,000	73,023
Express Scripts Holding Co.1	987,500	61,887
Pharmacyclics, Inc.1	909,600	58,669
Humana Inc.	750,000	52,612
Arena Pharmaceuticals, Inc.1	5,000,000	41,600
Aveta Inc.1,4,5	2,843,000	28,430
Bristol-Myers Squibb Co.	650,000	21,938
Dendreon Corp.1	404,974	1,956
		2,785,009

ENERGY — 11.01%
Suncor Energy Inc.	9,023,393	296,833
Concho Resources Inc.1	2,615,000	247,771
Pacific Rubiales Energy Corp.	10,018,900	239,390
Core Laboratories NV	1,450,000	176,146
Noble Energy, Inc.	1,845,000	171,050
MEG Energy Corp.1	4,116,100	156,547
Cobalt International Energy, Inc.1	6,490,000	144,532
Denbury Resources Inc.1	8,465,800	136,807
Apache Corp.	1,550,000	134,028
Oceaneering International, Inc.	2,000,000	110,500
Murphy Oil Corp.	2,056,000	110,387
Southwestern Energy Co.1	2,920,000	101,558
FMC Technologies, Inc.1	2,000,000	92,600
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	71,300
Pioneer Natural Resources Co.	675,000	70,470
Ophir Energy PLC1	5,370,000	52,723
Rosetta Resources Inc.1	1,095,000	52,450
Cimarex Energy Co.	740,000	43,327
Laricina Energy Ltd.1,3,4	1,403,000	40,673
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	36,704
Oasis Petroleum Inc.1	939,645	27,691
Canadian Natural Resources, Ltd.	530,000	16,351
		2,529,838

INDUSTRIALS — 7.72%
Stericycle, Inc.1	3,000,000	271,560
Union Pacific Corp.	2,150,000	255,205
Boeing Co.	3,150,000	219,303
Rockwell Collins, Inc.	2,636,900	141,443
Aggreko PLC	2,131,247	79,603
Fastenal Co.	1,770,000	76,092
MTU Aero Engines Holding AG	917,696	73,293
Meggitt PLC	10,237,789	65,285
CSX Corp.	3,030,000	62,873
C.H. Robinson Worldwide, Inc.	1,000,000	58,550
Cummins Inc.	630,000	58,092
General Electric Co.	2,500,000	56,775
W.W. Grainger, Inc.	250,000	52,093
Iron Mountain Inc.	1,358,900	46,352
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	44,500
Precision Castparts Corp.	220,000	35,935
MSC Industrial Direct Co., Inc., Class A	520,000	35,079
Grafton Group PLC, units	7,866,000	34,267
Honeywell International Inc.	515,000	30,771
General Dynamics Corp.	370,000	24,464
Norfolk Southern Corp.	368,386	23,440
PACCAR Inc	381,823	15,282
Graco Inc.	275,000	13,827
		1,774,084

MATERIALS — 7.36%
Barrick Gold Corp.	7,250,000	302,760
Newmont Mining Corp.	5,138,536	287,810
Potash Corp. of Saskatchewan Inc.	5,468,212	237,430
FMC Corp.	3,000,000	166,140
Praxair, Inc.	1,360,000	141,277
James Hardie Industries SE	11,969,998	108,023
Dow Chemical Co.	3,174,900	91,945
Gold Fields Ltd.	7,000,000	89,781
Rio Tinto PLC	1,220,000	56,836
Cliffs Natural Resources Inc.	1,428,000	55,878
Smurfit Kappa PLC, Class A	5,000,000	50,438
LyondellBasell Industries NV, Class A	935,000	48,302
HudBay Minerals Inc.	3,000,000	29,539
Schweitzer-Mauduit International, Inc.	626,000	20,652
CRH PLC	201,182	3,878
		1,690,689

CONSUMER STAPLES — 3.77%
Costco Wholesale Corp.	2,995,000	299,874
Philip Morris International Inc.	1,780,000	160,093
Kerry Group PLC, Class A	2,000,000	102,419
Estée Lauder Companies Inc., Class A	1,370,000	84,351
Diageo PLC	2,500,000	70,224
CVS/Caremark Corp.	1,020,000	49,388
Raia Drogasil SA, ordinary nominative	4,000,000	45,954
PepsiCo, Inc.	465,000	32,908
Procter & Gamble Co.	300,000	20,808
		866,019

TELECOMMUNICATION SERVICES — 1.45%
CenturyLink, Inc.	4,160,000	168,064
Crown Castle International Corp.1	2,565,000	164,416
		332,480

UTILITIES — 0.14%
KGen Power Corp.1,2,3,4	3,166,128	27,229
RRI Energy, Inc.1	1,970,000	4,984
		32,213

MISCELLANEOUS — 0.77%
Other common stocks in initial period of acquisition		177,016

Total common stocks (cost: $13,900,201,000)		21,344,867

	Principal amount	Value
Short-term securities — 7.64%	(000)	(000)

Fannie Mae 0.10%–0.175% due 10/1/2012–3/5/2013	$531,500	$531,416
Federal Home Loan Bank 0.11%–0.21% due 10/17/2012–7/17/2013	421,400	421,302
JPMorgan Chase & Co. 0.28% due 10/31/2012	50,000	49,993
Jupiter Securitization Co., LLC 0.15% due 10/1/20125	40,000	39,999
Wal-Mart Stores, Inc. 0.11%–0.12% due 10/1–10/18/20125	82,200	82,199
Coca-Cola Co. 0.20%–0.23% due 11/14/20125	75,300	75,283
General Electric Capital Corp. 0.33% due 1/14/2013	75,000	74,962
Federal Farm Credit Banks 0.13%–0.17% due 10/29/2012–3/22/2013	75,000	74,962
E.I. duPont de Nemours and Co. 0.13%–0.15% due 10/15–11/5/20125	69,100	69,092
Variable Funding Capital Company LLC 0.17%–0.20% due 10/15–11/26/20125	66,000	65,985
Chevron Corp. 0.11% due 10/18–11/27/20125	50,000	49,994
Straight-A Funding LLC 0.17%–0.18% due 11/6–11/16/20125	49,628	49,616
Paccar Financial Corp. 0.12%–0.18% due 10/1–10/30/2012	46,800	46,793
John Deere Credit Ltd. 0.13%–0.15% due 10/5/20125	41,300	41,299
U.S. Treasury Bill 0.136% due 3/21/2013	39,500	39,476
Kimberly-Clark Worldwide Inc. 0.10% due 10/15/20125	27,500	27,499
Freddie Mac 0.17% due 5/29/2013	15,000	14,985

Total short-term securities (cost: $1,754,759,000)		1,754,855

Total investment securities (cost: $15,654,960,000)		23,099,722
Other assets less liabilities		(124,665)

Net assets		$22,975,057

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$61,323	$40,673	.18%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	24,602	.11
KGen Power Corp.	12/19/2006	28,495	27,229	.12
Total restricted securities		$123,943	$92,504	.41%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $120,934,000, which represented .53% of the net assets of the fund.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $565,497,000, which represented 2.46% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2012 (000)

Harman International Industries, Inc.	2,245,000	2,536,000	200,000	4,581,000	$1,009	$211,459
Incyte Corp.	7,910,000	—	—	7,910,000	—	142,775
Sturm, Ruger & Co., Inc.	—	1,245,000	—	1,245,000	—	61,615
KGen Power Corp.	3,166,128	—	—	3,166,128	—	27,229
lululemon athletica inc. *	7,400,000	—	820,000	6,580,000	—	—
					$1,009	$443,078

*Unaffiliated issuer at 9/30/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$4,570,746	$—	$—	$4,570,746
	Financials	3,359,654	—	24,602	3,384,256
	Information technology	3,202,517	—	—	3,202,517
	Health care	2,756,579	—	28,430	2,785,009
	Energy	2,489,165	—	40,673	2,529,838
	Industrials	1,774,084	—	—	1,774,084
	Materials	1,690,689	—	—	1,690,689
	Consumer staples	866,019	—	—	866,019
	Telecommunication services	332,480	—	—	332,480
	Utilities	4,984	27,229	—	32,213
	Miscellaneous	177,016	—	—	177,016
	Short-term securities	—	1,754,855	—	1,754,855
Total		$21,223,933	$1,782,084	$93,705	$23,099,722

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,762,253
Gross unrealized depreciation on investment securities	(504,587)
Net unrealized appreciation on investment securities	7,257,666
Cost of investment securities for federal income tax purposes	15,842,056

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	CAD = Canadian dollars

International FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 93.78%	Shares	Value (000)

CONSUMER DISCRETIONARY — 14.32%
Hyundai Motor Co.	553,500	$125,498
British Sky Broadcasting Group PLC	9,594,500	115,192
Rakuten, Inc.	8,300,200	84,555
Sands China Ltd.	21,522,000	80,353
Tata Motors Ltd.	15,092,871	76,559
Li & Fung Ltd.	46,450,000	72,005
Bayerische Motoren Werke AG	932,300	68,181
Daimler AG	1,268,000	61,373
PT Astra International Tbk	63,600,000	49,179
adidas AG	580,000	47,582
Volkswagen AG, nonvoting preferred	257,800	47,026
Belle International Holdings Ltd.	25,700,000	46,534
Shangri-La Asia Ltd.	22,022,000	42,715
Honda Motor Co., Ltd.	1,182,000	36,305
Techtronic Industries Co. Ltd.	19,019,000	34,682
Melco Crown Entertainment Ltd. (ADR)1	2,505,000	33,767
Mahindra & Mahindra Ltd.	2,000,000	32,788
Kia Motors Corp.	518,000	32,345
Maruti Suzuki India Ltd.	1,071,132	27,428
Cie. Générale des Établissements Michelin, Class B	321,934	25,219
WPP PLC	1,590,000	21,606
Nissan Motor Co., Ltd.	2,370,000	20,195
SEGA SAMMY HOLDINGS INC.	1,020,000	19,357
Hyundai Mobis Co., Ltd.	54,500	15,226
Marks and Spencer Group PLC	2,557,000	14,732
NEXT PLC	257,000	14,318
Yamada Denki Co., Ltd.	291,220	12,781
Renault SA	245,000	11,498
H & M Hennes & Mauritz AB, Class B	330,000	11,464
Multi Screen Media Private Ltd.1,2,3	82,217	6,802
Reed Elsevier PLC	706,000	6,749
Swatch Group Ltd, non-registered shares	8,000	3,192
Darty PLC	3,173,300	2,895
		1,300,101

HEALTH CARE — 14.27%
Novartis AG	6,205,613	379,727
Bayer AG	3,172,401	272,445
Teva Pharmaceutical Industries Ltd. (ADR)	4,182,000	173,177
Mindray Medical International Ltd., Class A (ADR)	2,760,000	92,764
Merck KGaA	679,655	83,845
Fresenius SE & Co. KGaA	585,602	67,983
JSC Pharmstandard (GDR)1	3,805,800	54,042
JSC Pharmstandard (GDR)1,4	307,300	4,364
William Demant Holding A/S1	464,865	41,667
Terumo Corp.	700,000	30,138
Sinopharm Group Co. Ltd., Class H	9,010,000	28,875
UCB SA	500,000	27,494
Richter Gedeon Nyrt	137,000	23,957
CSL Ltd.	171,000	8,159
Essilor International	74,000	6,930
		1,295,567

FINANCIALS — 13.60%
AIA Group Ltd.	36,381,700	135,598
Sberbank of Russia (ADR)	8,194,000	96,116
Sberbank of Russia (GDR)4	1,604,711	18,775
Ping An Insurance (Group) Co. of China, Ltd., Class H	11,823,000	89,350
Housing Development Finance Corp. Ltd.	6,004,000	88,150
Bank of China Ltd., Class H	228,632,800	86,983
Prudential PLC	6,570,265	85,036
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	58,668
Credit Suisse Group AG	2,571,920	54,501
Banco Bradesco SA, preferred nominative	3,382,636	54,346
BNP Paribas SA	1,105,001	52,511
ICICI Bank Ltd.	2,056,492	41,282
UniCredit SpA1	9,270,336	38,502
Barclays PLC	8,942,165	31,024
Resona Holdings, Inc.	6,980,000	28,621
Erste Bank der oesterreichischen Sparkassen AG1	1,097,499	24,491
UBS AG	1,947,941	23,715
HSBC Holdings PLC (Hong Kong)	2,500,000	23,520
Deutsche Bank AG	530,295	20,951
Siam Commercial Bank PCL	3,783,200	20,711
Samsung Card Co., Ltd.	513,660	18,510
Chongqing Rural Commercial Bank Co., Ltd., Class H	44,950,000	17,739
HDFC Bank Ltd.	1,365,000	16,282
China Construction Bank Corp., Class H	20,132,050	13,968
Link Real Estate Investment Trust	2,942,614	13,946
China Pacific Insurance (Group) Co., Ltd., Class H	4,392,800	13,285
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	11,795
Société Générale1	382,375	10,859
AXA SA	683,312	10,177
Sampo Oyj, Class A	298,500	9,287
Investor AB, Class B	407,632	8,973
Kotak Mahindra Bank Ltd.	548,916	6,752
Sun Hung Kai Properties Ltd.	436,000	6,388
Agricultural Bank of China, Class H	8,100,000	3,155
		1,233,967

INDUSTRIALS — 10.70%
SMC Corp.	693,900	111,856
Ryanair Holdings PLC (ADR)1	3,254,400	104,954
Legrand SA	1,824,500	68,766
Jardine Matheson Holdings Ltd.	1,204,400	68,530
Bureau Veritas SA	641,348	65,867
ASSA ABLOY AB, Class B	1,865,000	60,531
Atlas Copco AB, Class A	1,330,000	31,039
Atlas Copco AB, Class B	1,067,800	22,335
Marubeni Corp.	7,675,000	48,977
Samsung Engineering Co., Ltd.	259,000	44,743
Schneider Electric SA	688,150	40,727
European Aeronautic Defence and Space Co. EADS NV	1,200,514	38,051
Serco Group PLC	3,815,000	35,731
Deutsche Lufthansa AG	2,269,434	30,767
VINCI SA	536,200	22,838
Hutchison Port Holdings Trust	30,339,000	21,996
Weir Group PLC	750,000	21,412
Siemens AG	180,000	17,952
Aggreko PLC	374,261	13,979
China Merchants Holdings (International) Co., Ltd.	4,490,439	13,841
Fiat Industrial SpA	1,300,000	12,705
KONE Oyj, Class B	182,179	12,607
Wolseley PLC	282,008	12,031
AB Volvo, Class B	650,000	9,114
Geberit AG	36,100	7,849
SGS SA	3,700	7,601
Kühne + Nagel International AG	55,000	6,211
Qantas Airways Ltd.1	4,600,000	5,821
Komatsu Ltd.	260,000	5,121
Jardine Strategic Holdings Ltd.	116,000	3,935
Hutchison Whampoa Ltd.	337,000	3,268
		971,155

INFORMATION TECHNOLOGY — 9.20%
Samsung Electronics Co. Ltd.	309,350	374,641
NetEase, Inc. (ADR)1	2,014,735	113,107
Murata Manufacturing Co., Ltd.	1,761,000	93,759
HOYA Corp.	2,224,000	48,874
Tencent Holdings Ltd.	1,227,000	41,807
SAP AG	488,000	34,560
ASML Holding NV	617,625	33,009
ZTE Corp., Class H	14,620,000	23,455
Mail.ru Group Ltd. (GDR)	280,000	9,349
Mail.ru Group Ltd. (GDR)4	120,000	4,007
Delta Electronics, Inc.	2,964,623	11,479
Infineon Technologies AG	1,754,000	11,130
Ibiden Co., Ltd.	730,000	10,673
Hirose Electric Co., Ltd.	70,200	7,871
Keyence Corp.	26,400	6,766
Compal Electronics, Inc.	6,090,136	5,475
Nokia Corp.	2,000,000	5,166
		835,128

CONSUMER STAPLES — 8.16%
Anheuser-Busch InBev NV	2,206,414	187,615
Anheuser-Busch InBev NV, VVPR STRIPS1	1,189,792	2
Nestlé SA	2,117,900	133,537
Pernod Ricard SA	579,960	65,070
L’Oréal SA, non-registered shares	512,000	63,334
Asahi Group Holdings, Ltd.	1,811,000	44,648
Imperial Tobacco Group PLC	1,065,000	39,417
China Resources Enterprise, Ltd.	11,532,000	38,519
Koninklijke Ahold NV	2,768,000	34,670
Danone SA	537,400	33,086
British American Tobacco PLC	612,000	31,422
Svenska Cellulosa AB SCA, Class B	1,424,478	26,456
SABMiller PLC	379,600	16,673
Wesfarmers Ltd.	430,304	15,292
Wilmar International Ltd.	3,438,000	9,105
Treasury Wine Estates Ltd.	419,506	2,189
		741,035

TELECOMMUNICATION SERVICES — 6.28%
MTN Group Ltd.	7,474,900	143,885
SOFTBANK CORP.	3,043,000	123,217
América Móvil, SAB de CV, Series L (ADR)	2,006,000	51,033
Philippine Long Distance Telephone Co.	689,500	46,016
Millicom International Cellular SA (SDR)	458,700	42,561
PT XL Axiata Tbk	51,820,000	36,009
Axiata Group Bhd.	13,700,000	29,135
TeliaSonera AB	4,035,000	29,042
Hellenic Telecommunications Organization SA1	6,910,000	25,840
OJSC Mobile TeleSystems (ADR)	1,199,100	21,008
Vodafone Group PLC	3,726,250	10,575
Turkcell Iletisim Hizmetleri AS1	1,250,000	7,616
Bharti Airtel Ltd.	787,800	3,965
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		569,902

MATERIALS — 5.62%
Linde AG	634,500	109,259
Nitto Denko Corp.	1,646,000	78,461
Syngenta AG	170,200	63,610
PT Semen Gresik (Persero) Tbk	30,896,000	46,651
ArcelorMittal	2,750,000	39,438
BASF SE	453,300	38,242
Grasim Industries Ltd.	436,239	27,411
Grasim Industries Ltd. (GDR)2	43,803	2,752
CRH PLC	1,104,484	21,290
Givaudan SA	19,832	18,820
LG Chem, Ltd.	58,000	17,299
Akzo Nobel NV	300,000	16,959
Amcor Ltd.	1,400,000	11,269
Vicat S.A.	192,000	10,290
POSCO	24,900	8,189
		509,940

ENERGY — 5.38%
BP PLC	32,288,802	227,591
Royal Dutch Shell PLC, Class B	2,003,000	71,093
Royal Dutch Shell PLC, Class A	372,000	12,859
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,645,000	58,375
OJSC Gazprom (ADR)	4,260,000	42,728
Canadian Natural Resources, Ltd.	1,300,500	40,122
Eni SpA	635,613	13,902
INPEX CORP.	1,600	9,544
Woodside Petroleum Ltd.	193,450	6,650
EnCana Corp.	260,000	5,699
		488,563

UTILITIES — 3.08%
Power Grid Corp. of India Ltd.	61,651,640	140,848
SSE PLC	1,566,800	35,218
GDF SUEZ	1,368,779	30,606
ENN Energy Holdings Ltd.	6,264,000	26,376
Centrica PLC	3,232,000	17,108
GAIL (India) Ltd.	2,350,000	17,053
National Grid PLC	607,600	6,701
CEZ, a s2	160,700	5,997
		279,907

MISCELLANEOUS — 3.17%
Other common stocks in initial period of acquisition		287,688

Total common stocks (cost: $6,931,307,000)		8,512,953

	Principal amount
Convertible securities — 0.04%	(000)

FINANCIALS — 0.04%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF2,511	3,292

Total convertible securities (cost: $2,568,000)		3,292

Bonds, notes & other debt instruments — 0.82%

U.S. TREASURY BONDS & NOTES — 0.77%
U.S. Treasury 4.75% 2014	$65,000	69,763

FINANCIALS — 0.05%
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£2,535	5,147

Total bonds, notes & other debt instruments (cost: $73,918,000)		74,910

Short-term securities — 4.48%

Fannie Mae 0.10%–0.14% due 10/1/2012–1/7/2013	$115,700	115,674
Freddie Mac 0.105%–0.13% due 10/2–11/13/2012	64,100	64,095
U.S. Treasury Bills 0.105%–0.116% due 10/4/2012–2/14/2013	46,800	46,796
Federal Home Loan Bank 0.125%–0.135% due 11/7–11/9/2012	30,600	30,596
Chariot Funding, LLC 0.21% due 12/10/20124	29,500	29,492
Toronto-Dominion Holdings USA Inc. 0.16%–0.17% due 10/15–11/20/20124	29,100	29,094
Svenska Handelsbanken Inc. 0.22%–0.29% due 10/19–11/26/20124	26,800	26,794
Federal Farm Credit Banks 0.12% due 11/26/2012	25,000	24,996
United Technologies Corp. 0.14% due 11/1/20124	19,600	19,598
BHP Billiton Finance (USA) Limited 0.16% due 10/24/20124	14,600	14,597
Bank of Nova Scotia 0.05% due 10/1/2012	4,700	4,700

Total short-term securities (cost: $406,421,000)		406,432

Total investment securities (cost: $7,414,214,000)		8,997,587
Other assets less liabilities		79,478

Net assets		$9,077,065

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						Unrealized
			Contract amount			appreciation at
			Receive	Deliver		9/30/2012
	Settlement date	Counterparty	(000)		(000)	(000)

Sales:
Australian dollars	10/11/2012	UBS AG	$11,405	$	A11,000	$9
Euros	10/22/2012	HSBC Bank	$109,460		€83,950	1,554
Euros	10/24/2012	UBS AG	$192,888		€149,000	1,365
						$2,928

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,551,000, which represented .17% of the net assets of the fund. This amount includes $5,997,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/06/2000–4/18/2002	$32,519	$6,802	.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	—
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	—
Total restricted securities		$32,657	$6,802	.07%

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $146,721,000, which represented 1.62% of the net assets of the fund.

5Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$1,293,299	$—	$6,802	$1,300,101
	Health care	1,295,567	—	—	1,295,567
	Financials	1,233,967	—	—	1,233,967
	Industrials	971,155	—	—	971,155
	Information technology	835,128	—	—	835,128
	Consumer staples	741,035	—	—	741,035
	Telecommunication services	569,902	—	—	569,902
	Materials	507,188	2,752	—	509,940
	Energy	488,563	—	—	488,563
	Utilities	273,910	5,997	—	279,907
	Miscellaneous	287,688	—	—	287,688
	Convertible securities	—	3,292	—	3,292
	Bonds, notes & other debt instruments	—	74,910	—	74,910
	Short-term securities	—	406,432	—	406,432
Total		$8,497,402	$493,383	$6,802	$8,997,587

		Other investments†
		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$2,928	$—	$2,928
Total		$—	$2,928	$—	$2,928

*Securities with a market value of $691,734,000, which represented 7.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,890,819
Gross unrealized depreciation on investment securities	(359,722)
Net unrealized appreciation on investment securities	1,531,097
Cost of investment securities for federal income tax purposes	7,466,490

Key to abbreviations and symbols

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
A$ = Australian dollars
CHF = Swiss francs
€ = Euros
£ = British pounds

New World Fund®
Investment portfolio

September 30, 2012
unaudited

Common stocks — 80.64%	Shares	Value (000)

CONSUMER STAPLES — 13.61%
Shoprite Holdings Ltd.	2,724,500	$55,105
OJSC Magnit (GDR)	1,227,000	41,706
OJSC Magnit (GDR)1	64,500	2,192
Nestlé SA	590,000	37,200
Anheuser-Busch InBev NV	383,700	32,627
Pernod Ricard SA	213,600	23,965
SABMiller PLC	343,500	15,087
British American Tobacco PLC	293,000	15,043
Unilever NV, depository receipts	354,500	12,541
United Breweries Ltd.	874,904	10,841
PepsiCo, Inc.	150,000	10,616
Coca-Cola Co.	279,000	10,582
Grupo Nutresa SA	827,458	9,664
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,317
Wal-Mart de México, SAB de CV, Series V (ADR)	193,000	5,414
Wal-Mart de México, SAB de CV, Series V	570,000	1,604
Japan Tobacco Inc.	208,000	6,242
ITC Ltd.	1,000,000	5,164
Olam International Ltd.	3,018,124	5,042
Procter & Gamble Co.	60,000	4,162
China Yurun Food Group Ltd.2	5,019,000	3,599
Danone SA	51,872	3,194
Coca-Cola Icecek AS, Class C	165,000	3,085
CP ALL PCL	2,600,000	2,999
Adecoagro SA2	55,300	556
Grupo Modelo, SAB de CV, Series C	19,100	172
		327,719

CONSUMER DISCRETIONARY — 13.13%
Naspers Ltd., Class N	631,000	39,042
Arcos Dorados Holdings Inc., Class A	2,372,752	36,612
Truworths International Ltd.	2,755,000	31,115
Hyundai Mobis Co., Ltd.	80,400	22,461
Toyota Motor Corp.	560,000	21,815
Wynn Macau, Ltd.	6,849,200	18,505
Bayerische Motoren Werke AG	240,000	17,552
Honda Motor Co., Ltd.	525,000	16,125
Tata Motors Ltd.	3,000,000	15,218
Golden Eagle Retail Group Ltd.	7,000,000	13,740
Ctrip.com International, Ltd. (ADR)2	800,500	13,512
L’Occitane International SA	4,591,250	12,138
Hero MotoCorp Ltd.	336,000	11,978
Swatch Group Ltd	95,000	6,601
Swatch Group Ltd, non-registered shares	10,450	4,169
Mr Price Group Ltd.	698,120	10,568
Kia Motors Corp.	145,700	9,098
Nikon Corp.	185,000	5,092
Daimler AG	81,400	3,940
Li & Fung Ltd.	2,373,200	3,679
Desarrolladora Homex, SA de CV (ADR)2	160,000	2,182
Dongfeng Motor Group Co., Ltd., Class H	1,011,000	1,180
		316,322

HEALTH CARE — 10.49%
Baxter International Inc.	582,300	35,089
Cochlear Ltd.	500,000	34,827
Novo Nordisk A/S, Class B	219,120	34,616
Novartis AG	429,500	26,281
Amil Participações SA, ordinary nominative	2,032,710	24,416
Krka, dd, Novo mesto	353,049	22,594
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,408,000	18,618
Grifols, SA, Class A2	418,094	13,808
Grifols, SA, Class B2	31,970	723
JSC Pharmstandard (GDR)2	842,000	11,956
PT Kalbe Farma Tbk	23,910,000	11,743
Waters Corp.2	117,000	9,750
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	8,282
		252,703

FINANCIALS — 8.89%
PT Bank Rakyat Indonesia (Persero) Tbk	33,990,000	26,460
Agricultural Bank of China, Class H	64,195,000	25,002
Housing Development Finance Corp. Ltd.	1,353,000	19,865
Kotak Mahindra Bank Ltd.	1,373,886	16,898
Industrial and Commercial Bank of China Ltd., Class H	26,736,700	15,792
Bank of the Philippine Islands	8,185,412	15,659
China Life Insurance Co. Ltd., Class H	3,445,000	9,952
Citigroup Inc.	260,000	8,507
Türkiye Garanti Bankasi AS	2,018,765	8,425
Sberbank of Russia (ADR)	682,500	7,951
BDO Unibank, Inc.2	4,669,333	7,265
BR MALLS Participações SA, ordinary nominative	465,400	6,463
FirstRand Ltd.	1,915,127	6,418
Banco Santander (Brasil) SA, units	745,000	5,446
Chongqing Rural Commercial Bank Co., Ltd., Class H	11,700,000	4,617
Itaúsa — Investimentos Itaú SA, preferred nominative	990,000	4,410
Siam Commercial Bank PCL	750,000	4,106
CITIC Securities Co. Ltd., Class H	2,158,500	3,808
Metropolitan Bank & Trust Co.	1,650,000	3,659
Bank Pekao SA	60,000	2,955
ICICI Bank Ltd.	140,000	2,810
Prudential PLC	207,320	2,683
AIA Group Ltd.	631,600	2,354
Banco Industrial e Comercial SA, preferred nominative	512,900	1,799
MMI Holdings Ltd.	323,208	823
China Construction Bank Corp., Class H	535	—
		214,127

ENERGY — 8.28%
Pacific Rubiales Energy Corp.	1,497,000	35,769
Oil Search Ltd.	3,738,085	28,771
Royal Dutch Shell PLC, Class B	600,000	21,296
Royal Dutch Shell PLC, Class B (ADR)	63,000	4,492
Cobalt International Energy, Inc.2	744,800	16,587
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	718,520	16,483
Ophir Energy PLC2	1,480,000	14,530
Saipem SpA, Class S	233,000	11,189
Cairn India Ltd.2	1,645,000	10,325
Noble Energy, Inc.	100,000	9,271
INPEX CORP.	1,347	8,035
TOTAL SA	120,000	5,952
TOTAL SA (ADR)	32,500	1,628
Oil and Gas Development Co. Ltd.	4,000,000	7,563
Chevron Corp.	45,000	5,245
Harvest Natural Resources, Inc.2	249,400	2,225
		199,361

INDUSTRIALS — 5.92%
Intertek Group PLC	428,200	18,946
Cummins Inc.	192,500	17,750
Schneider Electric SA	296,440	17,544
Siemens AG	138,100	13,773
United Technologies Corp.	148,000	11,587
CCR SA, ordinary nominative	1,220,700	11,049
Experian PLC	598,000	9,937
Container Corp. of India Ltd.	475,000	8,607
Aggreko PLC	141,921	5,301
Vallourec SA	118,000	4,996
China Railway Construction Corp. Ltd., Class H	4,759,500	4,260
Boart Longyear Ltd.	2,395,000	4,087
Nabtesco Corp.	213,300	3,917
KBR, Inc.	124,900	3,724
Chart Industries, Inc.2	35,000	2,585
Makita Corp.	61,700	2,396
Kubota Corp.	220,000	2,227
		142,686

INFORMATION TECHNOLOGY — 5.70%
Google Inc., Class A2	48,600	36,669
Mail.ru Group Ltd. (GDR)	467,553	15,612
Mail.ru Group Ltd. (GDR)1	432,264	14,433
Samsung Electronics Co. Ltd.	24,110	29,199
ASM Pacific Technology Ltd.	1,049,400	12,417
Taiwan Semiconductor Manufacturing Co. Ltd.	3,060,000	9,374
TDK Corp.	244,200	9,093
Baidu, Inc., Class A (ADR)2	30,700	3,586
Tencent Holdings Ltd.	95,000	3,237
Corning Inc.	160,000	2,104
SINA Corp.2	25,000	1,617
		137,341

TELECOMMUNICATION SERVICES — 4.55%
América Móvil, SAB de CV, Series L (ADR)	1,887,750	48,024
América Móvil, SAB de CV, Series L	1,545,500	1,974
SOFTBANK CORP.	480,700	19,465
China Telecom Corp. Ltd., Class H	19,034,000	10,997
PT XL Axiata Tbk	11,203,000	7,785
Vodafone Group PLC	2,217,253	6,293
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	5,372
Hellenic Telecommunications Organization SA2	1,415,492	5,293
NII Holdings, Inc., Class B2	553,800	4,347
		109,550

MATERIALS — 3.97%
Linde AG	109,000	18,769
Ambuja Cements Ltd.	3,358,000	12,860
Holcim Ltd	180,179	11,476
Orica Ltd.	429,122	11,070
Northam Platinum Ltd.	2,760,000	9,955
Aquarius Platinum Ltd. (GBP denominated)2	7,848,730	5,292
Aquarius Platinum Ltd.2	1,841,838	1,261
Sigma-Aldrich Corp.	90,000	6,477
Sinofert Holdings Ltd.	20,500,000	4,019
PT Semen Gresik (Persero) Tbk	2,341,000	3,535
Praxair, Inc.	30,000	3,116
First Quantum Minerals Ltd.	127,500	2,717
Cliffs Natural Resources Inc.	47,000	1,839
UltraTech Cement Ltd.	42,492	1,585
Anhui Conch Cement Co. Ltd., Class H	503,000	1,567
		95,538

UTILITIES — 1.08%
Cheung Kong Infrastructure Holdings Ltd.	2,070,000	12,534
CLP Holdings Ltd.	1,000,000	8,499
ENN Energy Holdings Ltd.	824,000	3,469
PGE Polska Grupa Energetyczna SA	280,000	1,617
		26,119

MISCELLANEOUS — 5.02%
Other common stocks in initial period of acquisition		120,789

Total common stocks (cost: $1,543,495,000)		1,942,255

	Principal amount
Bonds, notes & other debt instruments — 11.25%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.88%
United Mexican States Government Global, Series A, 6.375% 2013	$1,000	1,017
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	620
United Mexican States Government Global 5.875% 2014	$550	586
United Mexican States Government, Series MI10, 9.50% 2014	MXN 25,500	2,183
United Mexican States Government, Series M10, 8.00% 2015	182,300	15,483
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,348
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	876
United Mexican States Government 3.50% 20173	23,672	2,125
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	1,901
United Mexican States Government, Series M, 6.50% 2021	MXN20,000	1,700
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,639
United Mexican States Government Global, Series A, 6.05% 2040	670	896
United Mexican States Government Global, Series A, 5.75% 2110	530	637
Philippines (Republic of), Series 743, 8.75% 2013	PHP212,000	5,248
Philippines (Republic of) 8.25% 2014	$1,000	1,090
Philippines (Republic of), Series 751, 5.00% 2018	PHP 37,000	911
Philippines (Republic of) 5.875% 2018	276,000	7,075
Philippines (Republic of) 9.875% 2019	$3,100	4,503
Philippines (Republic of) 4.95% 2021	PHP75,000	1,901
Philippines (Republic of) 6.375% 2022	23,500	636
Philippines (Republic of) 5.50% 2026	$1,000	1,256
Philippines (Republic of) 7.75% 2031	2,235	3,428
Philippines (Republic of) 6.25% 2036	PHP50,000	1,345
Brazil (Federal Republic of) 6.00% 20163	BRL650	357
Brazil (Federal Republic of) Global 6.00% 2017	$575	688
Brazil (Federal Republic of) 6.00% 20173	BRL2,147	1,201
Brazil (Federal Republic of) Global 8.00% 20184	$2,312	2,758
Brazil (Federal Republic of) 6.00% 20183	BRL 617	347
Brazil (Federal Republic of) 6.00% 20203	2,491	1,435
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,800
Brazil (Federal Republic of) Global 10.125% 2027	1,025	1,859
Brazil (Federal Republic of) Global 11.00% 2040	7,565	9,683
Brazil (Federal Republic of) Global 5.625% 2041	490	630
Brazil (Federal Republic of) 6.00% 20453	BRL4,616	2,988
Turkey (Republic of) 4.00% 20153	TRY2,327	1,403
Turkey (Republic of) 7.25% 2015	$1,700	1,887
Turkey (Republic of) 7.00% 2016	1,000	1,160
Turkey (Republic of) 9.00% 2016	TRY1,000	581
Turkey (Republic of) 7.50% 2017	$1,500	1,804
Turkey (Republic of) 6.75% 2018	1,500	1,776
Turkey (Republic of) 7.00% 2019	800	973
Turkey (Republic of) 10.50% 2020	TRY950	599
Turkey (Republic of) 5.625% 2021	$2,400	2,748
Turkey (Republic of) 9.50% 2022	TRY4,700	2,849
Turkey (Republic of) 6.875% 2036	$600	763
Turkey (Republic of) 6.00% 2041	2,000	2,315
Colombia (Republic of) Global 8.25% 2014	400	465
Colombia (Republic of) Global 12.00% 2015	COP4,716,000	3,236
Colombia (Republic of) Global 7.375% 2017	$3,075	3,835
Colombia (Republic of) Global 11.75% 2020	315	514
Colombia (Republic of) Global 4.375% 2021	930	1,076
Colombia (Republic of) Global 8.125% 2024	635	951
Colombia (Republic of) Global 9.85% 2027	COP3,132,000	2,650
Colombia (Republic of) Global 7.375% 2037	$2,094	3,230
Colombia (Republic of) Global 6.125% 2041	1,000	1,360
Chilean Government 3.875% 2020	5,230	5,917
Chilean Government 5.50% 2020	CLP2,230,000	5,002
Chilean Government 3.25% 2021	$1,235	1,343
Chilean Government 6.00% 2021	CLP275,000	606
Peru (Republic of) 8.375% 2016	$1,706	2,133
Peru (Republic of) 7.35% 2025	3,425	5,035
Peru (Republic of) 8.75% 2033	2,064	3,607
Peru (Republic of) 6.55% 20374	782	1,155
Indonesia (Republic of) 6.875% 2018	500	614
Indonesia (Republic of) 5.875% 2020	3,100	3,751
Indonesia (Republic of) 4.875% 20211	3,000	3,446
Indonesia (Republic of) 4.875% 2021	1,125	1,292
Indonesia (Republic of) 6.625% 2037	750	999
Indonesia (Republic of) 7.75% 2038	765	1,146
Indonesia (Republic of) 5.25% 2042	535	609
Hungarian Government 6.25% 2020	5,025	5,477
Hungarian Government, Series 20A, 7.50% 2020	HUF320,000	1,469
Hungarian Government 6.375% 2021	$1,550	1,695
Hungarian Government, Series 22A, 7.00% 2022	HUF150,000	666
Hungarian Government 7.625% 2041	$810	919
Russian Federation 3.25% 20171	800	844
Russian Federation 5.00% 2020	1,200	1,381
Russian Federation 7.50% 20304	2,777	3,512
Russian Federation 7.50% 20301,4	2,742	3,467
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,428
Polish Government 6.375% 2019	$965	1,195
Polish Government, Series 1021, 5.75% 2021	PLN9,000	3,031
Polish Government 5.00% 2022	$1,190	1,383
Venezuela (Republic of) 5.75% 2016	1,600	1,466
Venezuela (Republic of) 12.75% 20224	500	534
Venezuela (Republic of) 9.25% 2027	5,005	4,537
Croatian Government 6.25% 20171	200	217
Croatian Government 6.75% 20191	2,200	2,492
Croatian Government 6.625% 2020	880	991
Croatian Government 6.625% 20201	500	563
Croatian Government 6.375% 20211	1,450	1,616
Panama (Republic of) Global 7.125% 2026	890	1,266
Panama (Republic of) Global 8.875% 2027	300	488
Panama (Republic of) Global 9.375% 2029	1,148	1,960
Panama (Republic of) Global 6.70% 20364	859	1,211
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,193
South Africa (Republic of) 5.50% 2020	$1,000	1,192
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR 5,500	692
South Africa (Republic of), Series R-214, 6.50% 2041	14,000	1,381
Argentina (Republic of) 7.00% 2015	$315	289
Argentina (Republic of) 8.28% 20334,5	2,971	2,347
Argentina (Republic of) GDP-Linked 2035	6,653	885
Dominican Republic 9.04% 20184	437	491
Dominican Republic 7.50% 20214	100	114
Dominican Republic 8.625% 20271,4	1,150	1,308
Uruguay (Republic of) 4.375% 20283	UYU31,369	1,846
Bahrain Government 5.50% 2020	$1,350	1,393
Nigeria (Republic of) 6.75% 20211	910	1,039
		213,958

MATERIALS — 0.80%
ArcelorMittal 4.50% 20176	10,150	9,967
CEMEX Finance LLC 9.50% 20161	600	623
CEMEX, SAB de CV 9.00% 20181	4,970	4,995
CEMEX SA 9.25% 2020	1,250	1,260
CEMEX SA 9.25% 20201	1,063	1,071
Mongolian Mining Corp. 8.875% 20171	1,300	1,332
		19,248

ENERGY — 0.58%
Gazprom OJSC 5.092% 20151	1,275	1,363
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,181
Gazprom OJSC 6.51% 20221	600	708
Gazprom OJSC 7.288% 2037	1,200	1,518
Petróleos Mexicanos 4.875% 2022	1,300	1,472
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,268
Petróleos Mexicanos 6.50% 2041	220	275
Petrobras International 5.75% 2020	550	630
Petrobras International 5.375% 2021	1,445	1,636
PTT Exploration & Production Ltd 5.692% 20211	1,000	1,157
Reliance Holdings Ltd. 4.50% 20201	1,020	1,047
Ras Laffan Liquefied Natural Gas II 5.298% 20201,4	588	664
		13,919

FINANCIALS — 0.54%
BBVA Bancomer SA, junior subordinated 7.25% 20201	3,725	4,051
BBVA Bancomer SA 6.50% 20211	1,075	1,183
Development Bank of Kazakhstan 5.50% 20151	2,810	3,063
HSBK (Europe) BV 7.25% 20211	1,840	1,878
VEB Finance Ltd. 6.902% 20201	1,085	1,285
VEB Finance Ltd. 6.80% 20251	500	590
Korea Development Bank 4.00% 2016	450	490
Korea Development Bank 3.50% 2017	250	270
Banco de Crédito del Perú 5.375% 20201	100	108
		12,918

UTILITIES — 0.26%
Eskom Holdings Ltd. 5.75% 20211	$2,985	$3,418
AES Panamá, SA 6.35% 20161	1,100	1,213
CEZ, a s 4.25% 20221	945	1,011
Enersis SA 7.375% 2014	650	696
		6,338

TELECOMMUNICATION SERVICES — 0.10%
Digicel Group Ltd. 8.25% 20201	2,350	2,479

CONSUMER STAPLES — 0.06%
BFF International Ltd. 7.25% 20201	1,200	1,449

INFORMATION TECHNOLOGY — 0.03%
Samsung Electronics America, Inc., 1.75% 20171	700	711

Total bonds, notes & other debt instruments (cost: $241,804,000)		271,020

Short-term securities — 10.37%

Freddie Mac 0.115%–0.17% due 10/22/2012–2/1/2013	67,700	67,686
U.S. Treasury Bills 0.111%–0.146% due 12/6/2012–2/14/2013	64,300	64,286
BHP Billiton Finance (USA) Limited 0.15%–0.18% due 10/1–10/2/20121	31,300	31,300
Federal Home Loan Bank 0.13%–0.145% due 10/12–12/21/2012	25,400	25,395
Variable Funding Capital Company LLC 0.16%–0.20% due 10/1–10/15/20121	19,100	19,098
Sumitomo Mitsui Banking Corp. 0.165% due 10/24/20121	15,000	14,998
Straight-A Funding LLC 0.16% due 11/15/20121	14,100	14,097
Fannie Mae 0.14% due 1/14/2013	8,000	7,997
Québec (Province of) 0.22% due 1/22/20131	4,900	4,896

Total short-term securities (cost: $249,741,000)		249,753

Total investment securities (cost: $2,035,040,000)		2,463,028
Other assets less liabilities		(54,530)

Net assets		$2,408,498

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed. “Miscellaneous” securities also include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $36,000, which represented less than .01% of the net assets of the fund.

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $151,405,000, which represented 6.29% of the net assets of the fund.

2Security did not produce income during the last 12 months.
3Index-linked bond whose principal amount moves with a government price index.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer staples	$327,719	$—	$—	$327,719
	Consumer discretionary	316,322	—	—	316,322
	Health care	252,703	—	—	252,703
	Financials	214,127	—	—	214,127
	Energy	199,361	—	—	199,361
	Industrials	142,686	—	—	142,686
	Information technology	137,341	—	—	137,341
	Telecommunication services	109,550	—	—	109,550
	Materials	95,538	—	—	95,538
	Utilities	26,119	—	—	26,119
	Miscellaneous	120,753	—	36	120,789
	Bonds, notes & other debt instruments:
	Bonds & notes of governments outside the U.S.	—	213,958	—	213,958
	Corporate bonds & notes	—	57,062	—	57,062
	Short-term securities	—	249,753	—	249,753
Total		$1,942,219	$520,773	$36	$2,463,028

*Securities with a market value of $89,913,000, which represented 3.73% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$531,364
Gross unrealized depreciation on investment securities	(115,453)
Net unrealized appreciation on investment securities	415,911
Cost of investment securities for federal income tax purposes	2,047,117

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
CLP = Chilean pesos
GBP = British pounds
HUF = Hungarian forints
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand

Blue Chip Income and Growth FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 92.62%	Shares	Value (000)

HEALTH CARE — 14.02%
Amgen Inc.	2,520,000	$212,486
Abbott Laboratories	1,875,000	128,550
Gilead Sciences, Inc.1	1,634,000	108,383
Novartis AG (ADR)	650,500	39,850
Bristol-Myers Squibb Co.	1,125,000	37,969
St. Jude Medical, Inc.	780,000	32,861
Pfizer Inc	1,100,000	27,335
Cardinal Health, Inc.	700,000	27,279
Merck & Co., Inc.	500,000	22,550
Medtronic, Inc.	450,000	19,404
Stryker Corp.	275,000	15,307
Covidien PLC	175,000	10,398
		682,372

INFORMATION TECHNOLOGY — 13.08%
Microsoft Corp.	6,520,000	194,166
Oracle Corp.	2,900,000	91,321
Hewlett-Packard Co.	5,346,500	91,211
International Business Machines Corp.	330,000	68,459
Intel Corp.	2,200,000	49,896
Texas Instruments Inc.	1,630,000	44,906
Apple Inc.	65,000	43,372
Google Inc., Class A1	41,500	31,312
Maxim Integrated Products, Inc.	810,000	21,562
		636,205

ENERGY — 13.04%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	92,690
Royal Dutch Shell PLC, Class A (ADR)	900,000	62,469
Chevron Corp.	1,070,000	124,719
ConocoPhillips	1,400,000	80,052
BP PLC (ADR)	1,730,000	73,283
Apache Corp.	692,000	59,837
Schlumberger Ltd.	600,000	43,398
Baker Hughes Inc.	916,000	41,430
EOG Resources, Inc.	255,000	28,573
Exxon Mobil Corp.	200,000	18,290
Marathon Oil Corp.	332,700	9,838
		634,579

INDUSTRIALS — 12.34%
General Electric Co.	2,900,000	65,859
CSX Corp.	3,100,000	64,325
United Parcel Service, Inc., Class B	850,000	60,835
United Technologies Corp.	760,000	59,500
General Dynamics Corp.	821,000	54,285
Norfolk Southern Corp.	842,800	53,627
Union Pacific Corp.	375,000	44,513
Illinois Tool Works Inc.	650,000	38,656
Rockwell Automation	450,000	31,297
Eaton Corp.	600,000	28,356
Masco Corp.	1,825,000	27,466
Textron Inc.	1,000,000	26,170
Emerson Electric Co.	400,000	19,308
Waste Management, Inc.	600,000	19,248
Pitney Bowes Inc.	485,400	6,708
		600,153

CONSUMER STAPLES — 12.00%
Altria Group, Inc.	4,155,000	138,735
CVS/Caremark Corp.	2,350,000	113,787
Philip Morris International Inc.	1,250,000	112,425
Kraft Foods Inc., Class A	2,030,000	83,941
Kimberly-Clark Corp.	500,000	42,890
ConAgra Foods, Inc.	1,200,000	33,108
Kellogg Co.	592,000	30,583
PepsiCo, Inc.	400,000	28,308
		583,777

TELECOMMUNICATION SERVICES — 7.75%
AT&T Inc.	5,450,000	205,465
Verizon Communications Inc.	2,290,000	104,356
CenturyLink, Inc.	1,055,400	42,638
Sprint Nextel Corp., Series 11	4,485,000	24,757
		377,216

CONSUMER DISCRETIONARY — 5.81%
Home Depot, Inc.	855,000	51,616
Harley-Davidson, Inc.	1,100,000	46,607
General Motors Co.1	2,030,000	46,182
Johnson Controls, Inc.	1,130,000	30,962
Garmin Ltd.	735,000	30,679
Carnival Corp., units	650,000	23,686
News Corp., Class A	850,000	20,851
Royal Caribbean Cruises Ltd.	500,000	15,105
Amazon.com, Inc.1	50,000	12,716
Best Buy Co., Inc.	250,000	4,298
		282,702

FINANCIALS — 5.67%
JPMorgan Chase & Co.	2,840,000	114,963
Citigroup Inc.	2,685,000	87,853
American Express Co.	600,000	34,116
Credit Suisse Group AG (ADR)	1,150,000	24,323
HSBC Holdings PLC (ADR)	318,749	14,809
		276,064

UTILITIES — 3.14%
FirstEnergy Corp.	1,180,000	52,038
Exelon Corp.	1,025,000	36,469
Southern Co.	750,000	34,567
PG&E Corp.	447,400	19,091
Xcel Energy Inc.	250,000	6,927
NextEra Energy, Inc.	50,000	3,517
		152,609

MATERIALS — 2.90%
Dow Chemical Co.	2,770,000	80,219
Praxair, Inc.	300,000	31,164
Air Products and Chemicals, Inc.	200,000	16,540
Celanese Corp., Series A	350,000	13,269
		141,192

MISCELLANEOUS — 2.87%
Other common stocks in initial period of acquisition		139,734

Total common stocks (cost: $3,605,442,000)		4,506,603

Convertible securities — 1.22%

CONSUMER DISCRETIONARY — 1.22%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,600,000	59,648

Total convertible securities (cost: $70,926,000)		59,648

	Principal amount
Short-term securities — 5.91%	(000)

Federal Home Loan Bank 0.12%–0.152% due 10/1/2012–4/1/2013	$51,700	51,698
Federal Farm Credit Banks 0.10%–0.17% due 10/29/2012–3/11/2013	39,800	39,785
Fannie Mae 0.10%–0.14% due 10/15/2012–1/16/2013	29,900	29,895
Straight-A Funding LLC 0.16%–0.18% due 10/17–11/6/20122	26,426	26,422
Coca-Cola Co. 0.23% due 10/15/20122	25,000	24,998
John Deere Credit Ltd. 0.16%–0.17% due 10/9–10/15/20122	20,700	20,699
E.I. duPont de Nemours and Co. 0.15% due 11/5/20122	20,400	20,397
Private Export Funding Corp. 0.29% due 3/11/20132	17,300	17,262
U.S. Treasury Bill 0.133% due 10/18/2012	16,900	16,899
Procter & Gamble Co. 0.15% due 12/10/20122	12,100	12,097
Freddie Mac 0.12% due 11/6/2012	9,700	9,699
Google Inc. 0.14% due 11/20/20122	9,100	9,097
McDonald’s Corp. 0.14% due 11/28/20122	5,500	5,499
Paccar Financial Corp. 0.11% due 11/2/2012	3,000	3,000

Total short-term securities (cost: $287,458,000)		287,447

Total investment securities (cost: $3,963,826,000)		4,853,698
Other assets less liabilities		12,112

Net assets		$4,865,810

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $136,471,000, which represented 2.80% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Health care	$682,372	$—	$—	$682,372
	Information technology	636,205	—	—	636,205
	Energy	634,579	—	—	634,579
	Industrials	600,153	—	—	600,153
	Consumer staples	583,777	—	—	583,777
	Telecommunication services	377,216	—	—	377,216
	Consumer discretionary	282,702	—	—	282,702
	Financials	276,064	—	—	276,064
	Utilities	152,609	—	—	152,609
	Materials	141,192	—	—	141,192
	Miscellaneous	139,734	—	—	139,734
	Convertible securities	59,648	—	—	59,648
	Short-term securities	—	287,447	—	287,447
Total		$4,566,251	$287,447	$—	$4,853,698

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$966,750
Gross unrealized depreciation on investment securities	(86,732)
Net unrealized appreciation on investment securities	880,018
Cost of investment securities for federal income tax purposes	3,973,680

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 90.43%	Shares	Value (000)

FINANCIALS — 16.20%
Marsh & McLennan Companies, Inc.	800,000	$27,144
Agricultural Bank of China, Class H	68,383,000	26,633
AXA SA	1,583,935	23,591
Prudential PLC	1,618,689	20,950
Industrial and Commercial Bank of China Ltd., Class H	29,986,165	17,712
Macquarie International Infrastructure Fund Ltd.	36,200,164	15,781
Grupo Financiero Santander México, SAB de CV1	1,025,000	14,042
JPMorgan Chase & Co.	333,200	13,488
Rayonier Inc.1	260,000	12,743
Oaktree Capital Group, LLC	285,000	11,685
CME Group Inc., Class A	202,900	11,626
Wells Fargo & Co.	335,000	11,568
Capitol Federal Financial, Inc.	901,793	10,785
Citigroup Inc.	285,000	9,325
BNP Paribas SA	194,031	9,221
Metropolitan Bank & Trust Co.	4,115,000	9,125
Hospitality Properties Trust	375,000	8,917
Sun Hung Kai Properties Ltd.	600,000	8,790
Westfield Group	766,000	8,073
Berkshire Hathaway Inc., Class B1	84,000	7,409
Fairfax Financial Holdings Ltd.	19,000	7,339
China Life Insurance Co. Ltd., Class H	2,400,000	6,933
Toronto-Dominion Bank	80,000	6,672
United Overseas Bank Ltd.	414,099	6,631
American Express Co.	115,000	6,539
Goldman Sachs Group, Inc.	55,200	6,275
ICICI Bank Ltd. (ADR)	115,000	4,616
QBE Insurance Group Ltd.	285,000	3,828
Bank of China Ltd., Class H	4,840,000	1,841
Bank of America Corp.	87,500	773
First Southern Bancorp, Inc.2,3	122,265	542
		330,597

CONSUMER DISCRETIONARY — 16.01%
Home Depot, Inc.	1,370,000	82,707
Virgin Media Inc.	1,667,500	49,091
Comcast Corp., Class A	745,000	26,649
Amazon.com, Inc.1	94,550	24,046
D.R. Horton, Inc.	1,000,000	20,640
Toll Corp.1	600,000	19,938
McGraw-Hill Companies, Inc.	256,700	14,013
DIRECTV1	242,000	12,695
Bayerische Motoren Werke AG	170,000	12,432
Saks Inc.1	1,200,000	12,372
Carnival Corp., units	325,000	11,843
Toyota Motor Corp.	246,000	9,583
adidas AG	82,700	6,785
Honda Motor Co., Ltd.	218,000	6,696
Las Vegas Sands Corp.	133,312	6,182
Woolworths Holdings Ltd.	638,065	4,660
SES SA, Class A (FDR)	150,000	4,080
Time Warner Inc.	50,000	2,266
		326,678

MATERIALS — 9.27%
Newmont Mining Corp.	800,000	44,808
Yamana Gold Inc.	2,000,000	38,206
Barrick Gold Corp.	650,000	27,144
Dow Chemical Co.	445,000	12,887
PT Semen Gresik (Persero) Tbk	8,291,000	12,519
Nucor Corp.	320,000	12,243
BASF SE	143,300	12,089
Impala Platinum Holdings Ltd.	685,648	11,451
Gold Fields Ltd.	500,000	6,413
Ambuja Cements Ltd.	830,000	3,179
Fletcher Building Ltd.	550,000	3,177
Praxair, Inc.	30,000	3,116
Cliffs Natural Resources Inc.	51,000	1,996
		189,228

CONSUMER STAPLES — 8.99%
Unilever NV, depository receipts	705,000	24,941
Kraft Foods Inc., Class A	550,000	22,742
Anheuser-Busch InBev NV	175,000	14,881
Sysco Corp.	460,000	14,384
Pernod Ricard SA	112,200	12,589
Philip Morris International Inc.	125,000	11,242
British American Tobacco PLC	206,500	10,602
Coca-Cola Amatil Ltd.	729,801	10,265
PepsiCo, Inc.	145,000	10,262
Coca-Cola Co.	256,000	9,710
Nestlé SA	150,000	9,458
Tesco PLC	1,750,000	9,382
Shoprite Holdings Ltd.	405,000	8,191
Altria Group, Inc.	150,000	5,009
China Yurun Food Group Ltd.1	5,000,000	3,585
Coca-Cola Hellenic Bottling Co. SA	165,000	3,079
Avon Products, Inc.	190,000	3,031
		183,353

INFORMATION TECHNOLOGY — 8.74%
Taiwan Semiconductor Manufacturing Co. Ltd.	16,960,000	51,956
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	6,328
Google Inc., Class A1	40,450	30,519
International Business Machines Corp.	100,000	20,745
Apple Inc.	26,900	17,949
TE Connectivity Ltd.	300,000	10,203
Nintendo Co., Ltd.	77,800	9,860
ASM Pacific Technology Ltd.	737,000	8,721
Avago Technologies Ltd.	222,000	7,740
Rackspace Hosting, Inc.1	65,000	4,296
Microsoft Corp.	125,000	3,722
Samsung Electronics Co. Ltd.	2,660	3,221
Oracle Corp.	100,000	3,149
		178,409

INDUSTRIALS — 8.19%
Meggitt PLC	3,480,500	22,195
Lockheed Martin Corp.	200,000	18,676
United Continental Holdings, Inc.1	900,000	17,550
Geberit AG	60,000	13,046
Parker Hannifin Corp.	145,000	12,119
United Technologies Corp.	140,000	10,961
Schneider Electric SA	184,242	10,904
Siemens AG	85,000	8,477
Rickmers Maritime4	27,420,000	7,373
Kubota Corp.	715,000	7,238
Vallourec SA	160,000	6,775
Emerson Electric Co.	140,000	6,758
Union Pacific Corp.	50,000	5,935
General Electric Co.	255,000	5,791
Ryanair Holdings PLC (ADR)1	145,000	4,676
Aggreko PLC	116,247	4,342
Iron Mountain Inc.	125,000	4,264
		167,080

HEALTH CARE — 7.51%
Merck & Co., Inc.	1,519,544	68,532
Novartis AG	303,000	18,541
Sonic Healthcare Ltd.	1,294,329	18,192
Vertex Pharmaceuticals Inc.1	238,877	13,365
Eli Lilly and Co.	200,000	9,482
Novo Nordisk A/S, Class B	58,000	9,163
UnitedHealth Group Inc.	115,000	6,372
Johnson & Johnson	75,000	5,168
Pfizer Inc	180,000	4,473
		153,288

ENERGY — 6.49%
Chevron Corp.	212,300	24,746
Royal Dutch Shell PLC, Class B (ADR)	225,000	16,042
Royal Dutch Shell PLC, Class A (ADR)	115,000	7,982
Crescent Point Energy Corp.	381,000	16,870
TOTAL SA	225,000	11,161
Kinder Morgan, Inc.	310,000	11,011
Cobalt International Energy, Inc.1	450,000	10,022
Peyto Energy Trust	400,000	9,855
Saipem SpA, Class S	126,800	6,089
Enbridge Inc.	151,062	5,900
Oil Search Ltd.	762,137	5,866
Cairn India Ltd.1	574,000	3,603
Technip SA	30,000	3,335
		132,482

TELECOMMUNICATION SERVICES — 4.61%
Verizon Communications Inc.	577,500	26,317
AT&T Inc.	525,000	19,792
TalkTalk Telecom Group PLC	5,691,100	17,038
Total Access Communication PCL	3,050,000	9,166
Taiwan Mobile Co., Ltd.	2,470,000	9,016
Bell Aliant Inc.	200,000	5,552
América Móvil, SAB de CV, Series L	2,040,000	2,606
América Móvil, SAB de CV, Series L (ADR)	100,000	2,544
HKT Trust, units	2,350,000	1,994
		94,025

UTILITIES — 3.01%
Power Assets Holdings Ltd.	2,250,000	19,108
GDF SUEZ	667,659	14,929
National Grid PLC	1,236,680	13,639
DUET Group	4,698,650	9,942
PG&E Corp.	90,500	3,862
		61,480

MISCELLANEOUS — 1.41%
Other common stocks in initial period of acquisition		28,740

Total common stocks (cost: $1,543,721,000)		1,845,360

	Shares or
Convertible securities — 0.59%	principal amount

MATERIALS — 0.44%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	8,944

CONSUMER STAPLES — 0.09%
Shoprite Holdings Ltd., 6.50% convertible notes 2017	ZAR12,944,500	1,853

CONSUMER DISCRETIONARY — 0.05%
MGM Resorts International 4.25% convertible notes 2015	$939,000	979

FINANCIALS — 0.01%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	343

Total convertible securities (cost: $8,729,000)		12,119

	Principal amount
Bonds, notes & other debt instruments — 1.34%	(000)

FINANCIALS — 0.57%
Zions Bancorporation 5.65% 2014	$1,310	1,356
Zions Bancorporation 5.50% 2015	5,880	6,142
Zions Bancorporation 6.00% 2015	3,955	4,149
		11,647

TELECOMMUNICATION SERVICES — 0.46%
Digicel Group Ltd. 12.00% 20145	8,225	9,335

CONSUMER DISCRETIONARY — 0.31%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,299

Total bonds, notes & other debt instruments (cost: $21,456,000)		27,281

	Principal amount	Value
Short-term securities — 7.49%	(000)	(000)

Wal-Mart Stores, Inc. 0.11% due 10/16/20125	$33,250	$33,248
Fannie Mae 0.125%–0.14% due 11/28/2012–1/3/2013	26,000	25,995
Freddie Mac 0.13%–0.14% due 10/25/2012–1/9/2013	23,700	23,696
American Honda Finance Corp. 0.14% due 11/5/2012	23,400	23,397
Svenska Handelsbanken Inc. 0.22%–0.29% due 10/19–11/26/20125	23,100	23,093
Québec (Province of) 0.13% due 10/3/20125	18,975	18,974
Bank of Nova Scotia 0.05% due 10/1/2012	4,400	4,400

Total short-term securities (cost: $152,801,000)		152,803

Total investment securities (cost: $1,726,707,000)		2,037,563
Other assets less liabilities		2,976

Net assets		$2,040,539

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$2,580	$542	.02%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	343	.02
Total restricted securities		$2,789	$885	.04%

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $885,000, which represented .04% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,650,000, which represented 4.15% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2012, appear below.

						Value of
						affiliate at
					Dividend income	9/30/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$494	$7,373

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$330,055	$—	$542	$330,597
	Consumer discretionary	326,678	—	—	326,678
	Materials	189,228	—	—	189,228
	Consumer staples	183,353	—	—	183,353
	Information technology	178,409	—	—	178,409
	Industrials	167,080	—	—	167,080
	Health care	153,288	—	—	153,288
	Energy	132,482	—	—	132,482
	Telecommunication services	94,025	—	—	94,025
	Utilities	61,480	—	—	61,480
	Miscellaneous	28,740	—	—	28,740
	Convertible securities	—	11,776	343	12,119
	Bonds, notes & other debt instruments	—	27,281	—	27,281
	Short-term securities	—	152,803	—	152,803
Total		$1,844,818	$191,860	$885	$2,037,563

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$429,079
Gross unrealized depreciation on investment securities	(123,149)
Net unrealized appreciation on investment securities	305,930
Cost of investment securities for federal income tax purposes	1,731,633

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
ZAR = South African rand

Growth-Income FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 89.26%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.45%
Apple Inc.	940,000	$627,224
Microsoft Corp.	19,158,400	570,537
Oracle Corp.	12,835,000	404,174
Texas Instruments Inc.	9,833,559	270,915
Google Inc., Class A1	292,700	220,842
Computer Sciences Corp.	5,140,000	165,559
Yahoo! Inc.1	9,860,000	157,514
Intel Corp.	6,000,000	136,080
Linear Technology Corp.	3,500,000	111,475
Autodesk, Inc.1	2,500,000	83,425
Xilinx, Inc.	2,422,400	80,932
Accenture PLC, Class A	925,000	64,778
KLA-Tencor Corp.	1,250,000	59,631
Automatic Data Processing, Inc.	955,000	56,020
Motorola Solutions, Inc.	994,642	50,279
Cisco Systems, Inc.	2,600,000	49,634
Adobe Systems Inc.1	1,370,000	44,470
Hewlett-Packard Co.	2,500,000	42,650
Analog Devices, Inc.	1,000,000	39,190
Samsung Electronics Co. Ltd.	25,000	30,277
Maxim Integrated Products, Inc.	1,120,000	29,814
Electronic Arts Inc.1	2,235,000	28,362
QUALCOMM Inc.	407,800	25,484
HOYA Corp.	1,000,000	21,976
Quanta Computer Inc.	7,140,000	18,974
Nokia Corp.	7,105,000	18,352
SAP AG	239,500	16,961
Rovi Corp.1	942,800	13,680
Nintendo Co., Ltd.	75,000	9,505
Western Union Co.	400,000	7,288
Comverse Technology, Inc.1	970,000	5,966
First Solar, Inc.1	170,000	3,765
		3,465,733

CONSUMER DISCRETIONARY — 14.37%
Home Depot, Inc.	7,125,000	430,136
Comcast Corp., Class A	10,100,507	361,295
Comcast Corp., Class A, special nonvoting shares	1,000,000	34,800
Amazon.com, Inc.1	1,490,000	378,937
Time Warner Inc.	6,756,667	306,280
News Corp., Class A	12,312,700	302,031
Time Warner Cable Inc.	2,747,671	261,194
Mattel, Inc.	6,600,000	234,168
General Motors Co.1	7,796,330	177,366
Royal Caribbean Cruises Ltd.	4,805,000	145,159
Carnival Corp., units	3,030,000	110,413
D.R. Horton, Inc.	5,000,000	103,200
Garmin Ltd.	2,400,000	100,176
DIRECTV1	1,792,500	94,034
Melco Crown Entertainment Ltd. (ADR)1	6,000,000	80,880
Fiat SpA1	12,000,000	64,026
Reed Elsevier PLC	6,375,000	60,943
Virgin Media Inc.	1,702,300	50,116
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	49,762
NIKE, Inc., Class B	404,180	38,361
Nordstrom, Inc.	600,000	33,108
Expedia, Inc.	305,450	17,667
TripAdvisor, Inc.1	305,450	10,058
Gourmet Master Co., Ltd.	28,900	218
		3,444,328

HEALTH CARE — 12.23%
Gilead Sciences, Inc.1	7,701,000	510,807
Amgen Inc.	4,465,400	376,523
Alexion Pharmaceuticals, Inc.1	2,340,000	267,696
Abbott Laboratories	3,800,000	260,528
Edwards Lifesciences Corp.1	2,250,000	241,582
Biogen Idec Inc.1	1,528,000	228,023
Illumina, Inc.1	3,384,400	163,128
Merck & Co., Inc.	3,553,090	160,244
Forest Laboratories, Inc.1	3,300,000	117,513
Hologic, Inc.1	5,661,300	114,585
Medtronic, Inc.	2,315,000	99,823
Pfizer Inc	3,255,000	80,887
Cardinal Health, Inc.	1,800,000	70,146
GlaxoSmithKline PLC	2,850,000	65,696
Thermo Fisher Scientific Inc.	700,000	41,181
Bayer AG	400,000	34,352
Boston Scientific Corp.1	5,900,000	33,866
Allergan, Inc.	325,000	29,764
Novartis AG	365,000	22,335
Johnson & Johnson	200,000	13,782
		2,932,461

INDUSTRIALS — 9.93%
CSX Corp.	16,332,669	338,903
United Technologies Corp.	2,806,400	219,713
United Parcel Service, Inc., Class B	2,726,400	195,128
General Dynamics Corp.	2,707,000	178,987
Precision Castparts Corp.	1,055,000	172,324
3M Co.	1,706,000	157,669
Norfolk Southern Corp.	1,924,396	122,449
Waste Management, Inc.	3,350,000	107,468
Union Pacific Corp.	885,600	105,121
Emerson Electric Co.	1,930,000	93,161
General Electric Co.	4,000,000	90,840
Iron Mountain Inc.	2,598,111	88,622
European Aeronautic Defence and Space Co. EADS NV	2,575,000	81,617
Republic Services, Inc.	2,680,000	73,727
Rockwell Automation	1,030,000	71,636
Avery Dennison Corp.	2,225,000	70,799
Verisk Analytics, Inc., Class A1	1,200,000	57,132
Textron Inc.	1,970,100	51,558
Lockheed Martin Corp.	400,000	37,352
Southwest Airlines Co.	3,860,000	33,852
United Continental Holdings, Inc.1	1,635,000	31,882
		2,379,940

ENERGY — 9.54%
Royal Dutch Shell PLC, Class A (ADR)	3,775,000	262,023
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	117,815
Royal Dutch Shell PLC, Class B	3,219,816	114,282
Schlumberger Ltd.	4,690,000	339,228
Chevron Corp.	2,551,200	297,368
EOG Resources, Inc.	2,313,353	259,211
Apache Corp.	2,907,000	251,368
Baker Hughes Inc.	3,870,000	175,040
Devon Energy Corp.	1,693,000	102,427
ConocoPhillips	1,753,360	100,257
BP PLC	13,619,409	95,998
Southwestern Energy Co.1	1,375,000	47,823
OJSC Gazprom (ADR)	4,534,200	45,478
Eni SpA	1,557,388	34,062
Canadian Natural Resources, Ltd.	990,000	30,543
Range Resources Corp.	190,000	13,275
		2,286,198

CONSUMER STAPLES — 7.40%
Philip Morris International Inc.	7,114,500	639,878
Coca-Cola Co.	5,635,400	213,751
CVS/Caremark Corp.	3,000,000	145,260
PepsiCo, Inc.	1,863,219	131,860
Altria Group, Inc.	3,665,000	122,374
Kraft Foods Inc., Class A	2,932,447	121,257
Unilever NV (New York registered)	2,700,000	95,796
Asahi Group Holdings, Ltd.	3,400,000	83,823
L’Oréal SA, non-registered shares	645,000	79,786
Molson Coors Brewing Co., Class B	1,478,729	66,617
Green Mountain Coffee Roasters, Inc.1	2,261,434	53,709
Avon Products, Inc.	1,335,000	21,293
		1,775,404

FINANCIALS — 6.00%
Citigroup Inc.	4,950,000	161,964
Aon PLC, Class A	2,946,000	154,046
Marsh & McLennan Companies, Inc.	3,789,100	128,564
Prudential Financial, Inc.	2,100,000	114,471
State Street Corp.	2,630,000	110,355
Arthur J. Gallagher & Co.	2,925,000	104,773
Weyerhaeuser Co.1	3,784,541	98,928
JPMorgan Chase & Co.	2,000,000	80,960
Willis Group Holdings PLC	1,946,400	71,861
HSBC Holdings PLC (ADR)	1,538,570	71,482
Hudson City Bancorp, Inc.	8,000,000	63,680
Wells Fargo & Co.	1,500,000	51,795
First American Financial Corp.	2,251,680	48,794
NYSE Euronext	1,860,000	45,849
UBS AG	3,058,666	37,237
Bank of New York Mellon Corp.	1,574,605	35,618
Moody’s Corp.	447,458	19,764
Genworth Financial, Inc., Class A1	3,698,000	19,341
Fifth Third Bancorp	1,200,000	18,612
WMI Holdings Corp.1	46,987	24
		1,438,118

MATERIALS — 5.36%
Dow Chemical Co.	12,259,100	355,024
Celanese Corp., Series A	4,630,400	175,538
Air Products and Chemicals, Inc.	1,680,000	138,936
Monsanto Co.	1,100,000	100,122
Freeport-McMoRan Copper & Gold Inc.	2,200,000	87,076
Valspar Corp.	1,433,600	80,425
International Flavors & Fragrances Inc.	1,255,000	74,773
Barrick Gold Corp.	1,600,000	66,816
Praxair, Inc.	499,624	51,901
Sealed Air Corp.	3,200,000	49,472
ArcelorMittal	2,540,000	36,426
CRH PLC	1,600,000	30,841
SSAB Svenskt Stål AB, Class A	3,276,684	23,280
Akzo Nobel NV	247,000	13,963
		1,284,593

TELECOMMUNICATION SERVICES — 4.69%
AT&T Inc.	10,600,000	399,620
Sprint Nextel Corp., Series 11	34,690,000	191,489
Crown Castle International Corp.1	2,948,600	189,005
Telephone and Data Systems, Inc.	6,095,240	156,099
Verizon Communications Inc.	3,153,900	143,723
MetroPCS Communications, Inc.1	3,621,500	42,408
CenturyLink, Inc.	78,775	3,183
		1,125,527

UTILITIES — 1.53%
PG&E Corp.	2,364,000	100,872
FirstEnergy Corp.	1,430,000	63,063
Dominion Resources, Inc.	1,175,000	62,205
Public Service Enterprise Group Inc.	1,785,000	57,441
SSE PLC	2,000,000	44,956
Exelon Corp.	1,050,000	37,359
		365,896

MISCELLANEOUS — 3.76%
Other common stocks in initial period of acquisition		901,078

Total common stocks (cost: $15,829,115,000)		21,399,276

Preferred securities — 0.07%

MISCELLANEOUS — 0.07%
Other preferred securities in initial period of acquisition		17,569

Total preferred securities (cost: $15,000,000)		17,569

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	79,175	1,091
General Motors Co., Series B, warrants, expire 20191	79,175	654

Total rights & warrants (cost: $3,908,000)		1,745

	Shares or	Value
Convertible securities — 0.50%	principal amount	(000)

FINANCIALS — 0.25%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	$53,339
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred2	6,000	6,600
		59,939

INDUSTRIALS — 0.10%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	23,467

MISCELLANEOUS — 0.15%
Other convertible securities in initial period of acquisition		37,589

Total convertible securities (cost: $119,351,000)		120,995

	Principal amount
Bonds, notes & other debt instruments — 0.37%	(000)

FINANCIALS — 0.23%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)3	$29,049	33,110
Regions Financial Corp. 7.75% 2014	19,980	22,278
		55,388

TELECOMMUNICATION SERVICES — 0.14%
Sprint Nextel Corp. 9.125% 2017	20,250	23,035
Sprint Nextel Corp. 11.50% 2021	8,325	10,458
		33,493

Total bonds, notes & other debt instruments (cost: $78,572,000)		88,881

Short-term securities — 10.57%

U.S. Treasury Bills 0.111%–0.146% due 10/18/2012–2/21/2013	463,600	463,504
Fannie Mae 0.13%–0.16% due 11/14/2012–3/6/2013	377,500	377,290
Freddie Mac 0.10%–0.19% due 10/4/2012–4/1/2013	308,600	308,504
Federal Home Loan Bank 0.115%–0.152% due 10/10/2012–3/27/2013	299,600	299,527
Variable Funding Capital Company LLC 0.16%–0.20% due 10/1–10/15/20124	159,300	159,291
Wells Fargo & Co. 0.16% due 11/16/2012	26,000	25,990
Procter & Gamble Co. 0.14% due 10/30–11/13/20124	102,900	102,884
Straight-A Funding LLC 0.16%–0.18% due 10/17–11/6/20124	95,900	95,885
Bank of New York Mellon Corp. 0.10% due 10/1/20124	91,900	91,900
Chevron Corp. 0.10%–0.11% due 10/1–10/22/20124	75,710	75,709
Paccar Financial Corp. 0.13%–0.18% due 10/18–11/9/2012	62,100	62,086
John Deere Credit Ltd. 0.15%–0.17% due 10/4–11/2/20124	57,700	57,695
United Technologies Corp. 0.13%–0.21% due 10/1–10/19/20124	57,300	57,296
Wal-Mart Stores, Inc. 0.11% due 10/9/20124	46,900	46,899
Federal Farm Credit Banks 0.12%–0.22% due 11/26/2012–5/6/2013	40,000	39,984
NetJets Inc. 0.13% due 10/1/20124	39,751	39,751
Coca-Cola Co. 0.26% due 1/15/20134	36,000	35,982
Medtronic Inc. 0.14% due 11/15/20124	32,900	32,889
E.I. duPont de Nemours and Co. 0.12% due 10/25/20124	32,100	32,097
Google Inc. 0.14% due 11/20/20124	31,500	31,491
Jupiter Securitization Co., LLC 0.15%–0.16% due 10/1/20124	21,900	21,900
National Rural Utilities Cooperative Finance Corp. 0.14% due 11/5/2012	21,400	21,397
General Electric Capital Corp. 0.10% due 10/1/2012	20,000	20,000
Regents of the University of California 0.18% due 12/3/2012	15,000	14,995
Johnson & Johnson 0.17% due 11/1/20124	12,200	12,198
Abbott Laboratories 0.11% due 10/1/20124	7,000	7,000

Total short-term securities (cost: $2,534,058,000)		2,534,144

Total investment securities (cost: $18,580,004,000)		24,162,610
Other assets less liabilities		(188,075)

Net assets		$23,974,535

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.

3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $900,867,000, which represented 3.76% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2012 (000)

Computer Sciences Corp.*	—	8,034,513	2,894,513	5,140,000	$2,635	$165,559

*Unaffiliated issuer at 9/30/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Information technology	$3,465,733	$—	$—	$3,465,733
	Consumer discretionary	3,444,328	—	—	3,444,328
	Health care	2,932,461	—	—	2,932,461
	Industrials	2,379,940	—	—	2,379,940
	Energy	2,286,198	—	—	2,286,198
	Consumer staples	1,775,404	—	—	1,775,404
	Financials	1,438,118	—	—	1,438,118
	Materials	1,284,593	—	—	1,284,593
	Telecommunication services	1,125,527	—	—	1,125,527
	Utilities	365,896	—	—	365,896
	Miscellaneous	901,078	—	—	901,078
	Preferred securities	—	17,569	—	17,569
	Rights & warrants	1,745	—	—	1,745
	Convertible securities	70,678	50,317	—	120,995
	Bonds, notes & other debt instruments	—	88,881	—	88,881
	Short-term securities	—	2,534,144	—	2,534,144
Total		$21,471,699	$2,690,911	$—	$24,162,610
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,348,002
Gross unrealized depreciation on investment securities	(772,116)
Net unrealized appreciation on investment securities	5,575,886
Cost of investment securities for federal income tax purposes	18,586,724

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 86.20%	Shares	Value (000)

CONSUMER STAPLES — 18.34%
Philip Morris International Inc.	145,740	$13,108
British American Tobacco PLC	233,400	11,983
Imperial Tobacco Group PLC	140,900	5,215
Svenska Cellulosa AB SCA, Class B	238,800	4,435
Anheuser-Busch InBev NV	44,900	3,818
Koninklijke Ahold NV	197,000	2,468
Nestlé SA	33,450	2,109
Japan Tobacco Inc.	54,600	1,639
Wesfarmers Ltd.	43,150	1,533
Pernod Ricard SA	12,510	1,404
SABMiller PLC	28,300	1,243
Danone SA	17,400	1,071
Charoen Pokphand Foods PCL	912,700	993
Treasury Wine Estates Ltd.	71,666	374
		51,393

CONSUMER DISCRETIONARY — 11.24%
H & M Hennes & Mauritz AB, Class B	122,400	4,252
Isuzu Motors Ltd.	788,000	3,807
NEXT PLC	52,700	2,936
Whitbread PLC	62,500	2,289
Li & Fung Ltd.	1,471,000	2,280
Cie. Financière Richemont SA, Class A, non-registered shares	34,700	2,081
Swatch Group Ltd, non-registered shares	4,630	1,847
Virgin Media Inc.	59,500	1,752
William Hill PLC	335,000	1,714
Renault SA	35,408	1,662
WPP PLC	100,000	1,359
Daimler AG	24,700	1,195
OPAP SA	177,340	911
Toyota Motor Corp.	19,100	744
Honda Motor Co., Ltd.	23,500	722
adidas AG	8,000	656
Zhongsheng Group Holdings Ltd.	502,000	627
Golden Eagle Retail Group Ltd.	227,000	446
Fiat SpA1	37,500	200
		31,480

TELECOMMUNICATION SERVICES — 10.41%
Singapore Telecommunications Ltd.	2,222,000	5,794
Elisa Oyj, Class A	167,000	3,775
China Communications Services Corp. Ltd., Class H	6,504,800	3,767
Ziggo NV	100,054	3,402
TeliaSonera AB	377,000	2,713
OJSC Mobile TeleSystems (ADR)	117,000	2,050
Advanced Info Service PCL	230,000	1,599
Vodafone Group PLC	546,500	1,551
Taiwan Mobile Co., Ltd.	316,000	1,153
Türk Telekomünikasyon AS, Class D	252,400	1,006
Turkcell Iletisim Hizmetleri AS1	155,000	944
Philippine Long Distance Telephone Co.	8,300	554
Maxis Bhd.	197,200	446
Chunghwa Telecom Co., Ltd.	128,000	410
		29,164

FINANCIALS — 9.61%
Nordea Bank AB	477,000	4,716
Link Real Estate Investment Trust	990,000	4,692
Canadian Imperial Bank of Commerce (CIBC)	27,000	2,113
Investor AB, Class B	93,600	2,061
Westfield Group	189,500	1,997
Sberbank of Russia (GDR)2	116,832	1,367
Sberbank of Russia (ADR)	51,500	604
Barclays PLC	490,000	1,700
CapitaMall Trust, units	901,000	1,483
Prudential PLC	110,000	1,424
Bank of China Ltd., Class H	2,818,000	1,072
Henderson Land Development Co. Ltd.	145,000	1,044
Banco Santander, SA1	134,187	999
Japan Real Estate Investment Corp.	61	614
Deutsche Börse AG	10,300	570
Itaú Unibanco Holding SA, preferred nominative	30,200	456
		26,912

UTILITIES — 8.93%
SSE PLC	350,350	7,875
National Grid PLC	490,065	5,405
PT Perusahaan Gas Negara (Persero) Tbk	9,159,000	3,948
GDF SUEZ	152,016	3,399
ENN Energy Holdings Ltd.	380,000	1,600
Power Assets Holdings Ltd.	177,000	1,503
EDP — Energias de Portugal, SA	466,100	1,283
		25,013

INDUSTRIALS — 8.67%
Jardine Matheson Holdings Ltd.	81,700	4,649
AB Volvo, Class B	249,800	3,502
ASSA ABLOY AB, Class B	76,000	2,467
VINCI SA	55,100	2,347
Legrand SA	55,000	2,073
Ryanair Holdings PLC (ADR)1	61,400	1,980
BAE Systems PLC	309,495	1,625
Siemens AG	15,000	1,496
Capita PLC	100,000	1,251
Hutchison Whampoa Ltd.	67,000	650
Hutchison Port Holdings Trust	668,000	484
Embraer SA, ordinary nominative	72,000	483
Sandvik AB	35,522	482
Schneider Electric SA	7,228	428
Fiat Industrial SpA	37,500	366
		24,283

HEALTH CARE — 6.52%
Novartis AG	70,225	4,297
Fresenius SE & Co. KGaA	37,000	4,295
Sonic Healthcare Ltd.	236,175	3,320
Mindray Medical International Ltd., Class A (ADR)	74,100	2,491
GlaxoSmithKline PLC	85,600	1,973
Getinge AB, Class B	62,700	1,892
		18,268

ENERGY — 5.29%
BP PLC	1,126,188	7,938
Royal Dutch Shell PLC, Class B	125,000	4,437
PTT PCL	162,000	1,731
OJSC Gazprom (ADR)	71,800	720
		14,826

MATERIALS — 3.50%
Amcor Ltd.	282,000	2,270
Akzo Nobel NV	26,300	1,487
Formosa Chemicals & Fibre Corp.	499,000	1,342
Nitto Denko Corp.	24,300	1,158
Ube Industries, Ltd.	500,000	1,076
ArcelorMittal	58,600	840
CRH PLC	39,730	766
Syngenta AG	1,450	542
Israel Chemicals Ltd.3	27,200	331
		9,812

INFORMATION TECHNOLOGY — 3.33%
Quanta Computer Inc.	1,633,020	4,340
NetEase, Inc. (ADR)1	34,400	1,931
Baidu, Inc., Class A (ADR)1	11,850	1,385
Samsung Electronics Co. Ltd.	1,100	1,332
Delta Electronics, Inc.	85,760	332
		9,320

MISCELLANEOUS — 0.36%
Other common stocks in initial period of acquisition		1,015

Total common stocks (cost: $210,922,000)		241,486

	Principal amount
Bonds, notes & other debt instruments — 5.44%	(000)

FINANCIALS — 1.48%
Westfield Group 7.125% 20182	$420	514
WEA Finance LLC 4.625% 20212	3,085	3,375
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)2,4	200	242
		4,131

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.36%
United Mexican States Government, Series M30, 10.00% 2036	MXN16,900	1,881
Polish Government, Series 1021, 5.75% 2021	PLN4,140	1,394
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	544
		3,819

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

ENERGY — 1.36%
Gazprom OJSC 4.95% 20222	$1,000	$1,054
Gazprom OJSC, Series 9, 6.51% 2022	270	319
Gazprom OJSC 7.288% 2037	790	999
Reliance Holdings Ltd. 6.25% 2040	775	874
Shell International Finance BV 5.50% 2040	420	557
		3,803

TELECOMMUNICATION SERVICES — 1.24%
MTS International Funding Ltd. 8.625% 2020	1,505	1,838
MTS International Funding Ltd. 8.625% 20202	119	145
América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,497
		3,480

Total bonds, notes & other debt instruments (cost: $13,793,000)		15,233

Short-term securities — 7.88%

U.S. Treasury Bill 0.136%–0.138% due 3/21/2013	$12,300	12,292
Federal Home Loan Bank 0.12%–0.152% due 10/1/2012–4/1/2013	7,300	7,297
GlaxoSmithKline Finance PLC 0.16% due 10/4/20122	1,500	1,500
Québec (Province of) 0.18% due 11/29/20122	1,000	1,000

Total short-term securities (cost: $22,089,000)		22,089

Total investment securities (cost: $246,804,000)		278,808
Other assets less liabilities		1,351

Net assets		$280,159

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,197,000, which represented 3.28% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $331,000, which represented .12% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as "standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer staples	$51,393	$—	$—	$51,393
	Consumer discretionary	31,480	—	—	31,480
	Telecommunication services	29,164	—	—	29,164
	Financials	26,912	—	—	26,912
	Utilities	25,013	—	—	25,013
	Industrials	24,283	—	—	24,283
	Health care	18,268	—	—	18,268
	Energy	14,826	—	—	14,826
	Materials	9,481	331	—	9,812
	Information technology	9,320	—	—	9,320
	Miscellaneous	1,015	—	—	1,015
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	—	11,414	—	11,414
	Bonds & notes of governments outside the U.S.	—	3,819	—	3,819
	Short-term securities	—	22,089	—	22,089
Total		$241,155	$37,653	$—	$278,808

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$41,341
Gross unrealized depreciation on investment securities	(9,615)
Net unrealized appreciation on investment securities	31,726
Cost of investment securities for federal income tax purposes	247,082

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
HUF = Hungarian forints
MXN = Mexican pesos
PLN = Polish zloty

Asset Allocation FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 72.01%	Shares	Value (000)

CONSUMER DISCRETIONARY — 10.26%
Comcast Corp., Class A	7,750,000	$277,218
Home Depot, Inc.	4,200,000	253,554
VF Corp.	700,000	111,552
Amazon.com, Inc.1	400,000	101,728
DIRECTV1	1,850,000	97,051
SES SA, Class A (FDR)	3,000,000	81,594
General Motors Co.1	3,500,000	79,625
Naspers Ltd., Class N	1,100,000	68,061
Toyota Motor Corp.	1,400,000	54,536
NIKE, Inc., Class B	520,000	49,353
Johnson Controls, Inc.	1,750,000	47,950
Virgin Media Inc.	1,350,000	39,744
Cooper-Standard Holdings Inc.1	123,234	4,621
		1,266,587

HEALTH CARE — 9.92%
Merck & Co., Inc.	5,900,000	266,090
Gilead Sciences, Inc.1	3,650,000	242,104
Johnson & Johnson	2,175,000	149,879
Baxter International Inc.	2,360,000	142,214
Cardinal Health, Inc.	3,340,000	130,160
Bristol-Myers Squibb Co.	3,511,747	118,521
UnitedHealth Group Inc.	1,600,000	88,656
Teva Pharmaceutical Industries Ltd. (ADR)	1,170,000	48,450
Incyte Corp.1	2,160,000	38,988
		1,225,062

FINANCIALS — 9.61%
Goldman Sachs Group, Inc.	1,700,000	193,256
ACE Ltd.	2,320,000	175,392
American Express Co.	2,600,000	147,836
American Tower Corp.	1,750,000	124,933
JPMorgan Chase & Co.	2,500,000	101,200
Citigroup Inc.	2,750,000	89,980
Allstate Corp.	1,900,000	75,259
Bank of America Corp.	8,000,000	70,640
Progressive Corp.	2,950,000	61,183
Marsh & McLennan Companies, Inc.	1,740,000	59,038
Moody’s Corp.	1,200,000	53,004
T. Rowe Price Group, Inc.	550,000	34,815
		1,186,536

ENERGY — 8.74%
Kinder Morgan, Inc.	6,740,000	239,405
Chevron Corp.	1,825,000	212,722
Noble Energy, Inc.	800,000	74,168
Technip SA	650,000	72,261
Rosetta Resources Inc.1	1,500,000	71,850
Suncor Energy Inc.	2,150,000	70,726
Concho Resources Inc.1	713,900	67,642
Denbury Resources Inc.1	4,000,000	64,640
Transocean Ltd.	1,400,000	62,846
Royal Dutch Shell PLC, Class B (ADR)	760,000	54,188
Tenaris SA (ADR)	1,300,000	53,001
Core Laboratories NV	300,000	36,444
		1,079,893

INFORMATION TECHNOLOGY — 7.97%
Oracle Corp.	7,000,000	220,430
Microsoft Corp.	6,000,000	178,680
Apple Inc.	235,000	156,806
ASML Holding NV (New York registered)	2,250,000	120,780
Texas Instruments Inc.	3,500,000	96,425
Corning Inc.	5,700,000	74,955
VeriSign, Inc.1	1,300,000	63,297
Google Inc., Class A1	60,000	45,270
Samsung Electronics Co. Ltd.	23,000	27,855
		984,498

INDUSTRIALS — 7.76%
Boeing Co.	2,400,000	167,088
Lockheed Martin Corp.	1,673,783	156,298
General Electric Co.	6,050,000	137,396
Parker-Hannifin Corp.	1,000,000	83,580
Canadian Pacific Railway Ltd.	900,000	74,693
Danaher Corp.	1,220,000	67,283
Rockwell Collins, Inc.	1,180,000	63,295
Emerson Electric Co.	1,200,000	57,924
Expeditors International of Washington, Inc.	1,266,245	46,041
C.H. Robinson Worldwide, Inc.	710,000	41,571
CSX Corp.	1,514,992	31,436
Cummins Inc.	330,000	30,429
Nortek, Inc.1	16,450	900
Atrium Corp.1,2,3	535	35
		957,969

CONSUMER STAPLES — 5.23%
Wal-Mart Stores, Inc.	1,725,000	127,305
Unilever NV (New York registered)	3,445,000	122,229
Nestlé SA (ADR)	1,250,000	79,012
Philip Morris International Inc.	870,000	78,248
Coca-Cola Co.	2,000,000	75,860
Costco Wholesale Corp.	600,000	60,075
Procter & Gamble Co.	770,000	53,407
Colgate-Palmolive Co.	460,000	49,321
		645,457

MATERIALS — 5.20%
FMC Corp.	2,500,000	138,450
LyondellBasell Industries NV, Class A	2,000,000	103,320
Rio Tinto PLC	1,681,753	78,348
Monsanto Co.	800,000	72,816
Dow Chemical Co.	2,500,000	72,400
Sigma-Aldrich Corp.	840,000	60,455
Nucor Corp.	1,250,000	47,825
Potash Corp. of Saskatchewan Inc.	944,200	40,997
Barrick Gold Corp.	660,000	27,561
		642,172

UTILITIES — 2.38%
Edison International	1,980,000	90,466
PG&E Corp.	1,910,000	81,500
Exelon Corp.	2,120,000	75,430
FirstEnergy Corp.	1,065,000	46,966
		294,362

TELECOMMUNICATION SERVICES — 1.34%
AT&T Inc.	2,250,000	84,825
SOFTBANK CORP.	2,000,000	80,984
		165,809

MISCELLANEOUS — 3.60%
Other common stocks in initial period of acquisition		444,955

Total common stocks (cost: $6,801,121,000)		8,893,300

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Revel Holdings, Inc., warrants, expire 20211,2,3	3,475	608
Cooper-Standard Holdings Inc., warrants, expire 20171	38,220	495

Total rights & warrants (cost: $432,000)		1,103

Convertible securities — 0.02%

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,3	19,937	3,298

Total convertible securities (cost: $1,973,000)		3,298

	Principal amount
Bonds, notes & other debt instruments — 21.44%	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 7.00%
Fannie Mae 6.00% 2021	$157	176
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	5,242	5,381
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	4,000	4,184
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	358	363
Fannie Mae 3.50% 2025	11,424	12,169
Fannie Mae 6.00% 2026	1,364	1,522
Fannie Mae 3.00% 2027	39,500	41,870
Fannie Mae 3.50% 2027	12,000	12,771
Fannie Mae 5.50% 2033	2,710	2,999
Fannie Mae 5.50% 2033	1,775	1,964
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	458	422
Fannie Mae 5.50% 2036	3,493	3,858
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,382	1,564
Fannie Mae 5.00% 2037	2,933	3,223
Fannie Mae 5.50% 2037	1,514	1,680
Fannie Mae 5.50% 2037	1,355	1,486
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	322	358
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	168	187
Fannie Mae 6.00% 2037	11,655	12,962
Fannie Mae 6.00% 2037	221	244
Fannie Mae 5.00% 2038	1,335	1,458
Fannie Mae 5.50% 2038	3,197	3,507
Fannie Mae 6.00% 2038	35,891	39,720
Fannie Mae 6.00% 2038	25,663	28,390
Fannie Mae 6.00% 2038	8,401	9,299
Fannie Mae 6.00% 2038	2,847	3,147
Fannie Mae 6.00% 2038	459	508
Fannie Mae 6.00% 2038	427	473
Fannie Mae 6.00% 2039	23,333	25,840
Fannie Mae 6.00% 2039	10	12
Fannie Mae 3.50% 2040	18,797	20,178
Fannie Mae 4.00% 2040	6,192	6,808
Fannie Mae 4.17% 20405	1,385	1,480
Fannie Mae 4.50% 2040	25,054	27,200
Fannie Mae 4.50% 2040	1,893	2,055
Fannie Mae 4.50% 2040	1,007	1,093
Fannie Mae 6.00% 2040	4,271	4,713
Fannie Mae 3.50% 2041	9,175	9,850
Fannie Mae 4.00% 2041	17,514	18,900
Fannie Mae 4.00% 2041	14,433	15,574
Fannie Mae 4.50% 2041	21,699	23,599
Fannie Mae 4.50% 2041	7,089	7,697
Fannie Mae 5.50% 2041	3,265	3,581
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	408	478
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	106	127
Fannie Mae 3.00% 2042	43,324	45,782
Fannie Mae 3.00% 2042	25,760	27,222
Fannie Mae 3.50% 2042	42,500	45,581
Fannie Mae 3.50% 2042	39,983	42,776
Fannie Mae 3.50% 2042	17,218	18,682
Fannie Mae 4.50% 2042	88,000	95,233
Fannie Mae 5.50% 2042	4,530	4,967
Fannie Mae 6.00% 2042	45,158	49,885
Fannie Mae 7.00% 2047	689	771
Fannie Mae 7.00% 2047	539	603
Fannie Mae 7.00% 2047	20	23
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	3,837	3,959
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	2,820	2,966
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	4,000	4,094
Freddie Mac 5.00% 2023	1,015	1,102
Freddie Mac 6.00% 2026	3,854	4,234
Freddie Mac, Series T-041, Class 3-A, 6.924% 20325	589	688
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,055	3,434
Freddie Mac, Series 3312, Class PA, 5.50% 2037	3,068	3,400
Freddie Mac 5.00% 2038	8,660	9,375
Freddie Mac 6.50% 2038	1,381	1,574
Freddie Mac 5.00% 2040	8,440	9,223
Freddie Mac 4.00% 2041	21,394	23,028
Freddie Mac 4.00% 2041	4,001	4,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20375	3,412	3,488
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462	5,625	6,060
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	7,000	7,603
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.918% 20495	8,543	10,104
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	300	301
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.065% 20385	3,000	3,486
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,481
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.469% 20445	10,000	11,283
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.893% (undated)5	9,100	10,497
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 20445	2,250	2,527
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,750	6,665
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	3,125	3,258
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	2,125	2,239
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	1,875	1,931
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.483% 20455	5,000	5,031
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,014	4,108
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,930	2,971
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,417	2,548
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	972	1,005
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6	6
		864,571

U.S. TREASURY BONDS & NOTES — 5.94%
U.S. TREASURY — 5.61%
U.S. Treasury 0.75% 2013	72,875	73,268
U.S. Treasury 1.125% 2013	48,167	48,487
U.S. Treasury 1.375% 2013	89,458	90,131
U.S. Treasury 1.50% 2013	40,000	40,645
U.S. Treasury 2.75% 2013	3,190	3,278
U.S. Treasury 1.875% 2014	46,845	48,062
U.S. Treasury 2.625% 2014	7,625	7,943
U.S. Treasury 1.50% 2016	68,000	70,728
U.S. Treasury 2.00% 2016	10,500	11,073
U.S. Treasury 7.25% 2016	2,000	2,492
U.S. Treasury 3.50% 2018	41,630	47,769
U.S. Treasury 6.25% 2023	44,235	64,223
U.S. Treasury 6.625% 2027	35,000	54,545
U.S. Treasury 4.375% 2039	11,000	14,558
U.S. Treasury 4.625% 2040	7,000	9,622
U.S. Treasury 3.75% 2041	30,000	35,920
U.S. Treasury 4.75% 2041	50,000	70,168
		692,912

U.S. TREASURY INFLATION-PROTECTED SECURITIES6 — 0.33%
U.S. Treasury Inflation-Protected Security 1.875% 2013	8,283	8,530
U.S. Treasury Inflation-Protected Security 1.875% 2015	24,000	26,413
U.S. Treasury Inflation-Protected Security 0.125% 2022	4,982	5,445
		40,388

Total U.S. Treasury bonds & notes		733,300

HEALTH CARE — 1.47%
VWR Funding, Inc., Series B, 10.25% 20157	14,719	15,069
VWR Funding, Inc. 7.25% 20172	4,075	4,144
PTS Acquisition Corp. 9.50% 20157	6,504	6,658
PTS Acquisition Corp. 9.75% 2017	€5,495	7,308
inVentiv Health Inc. 10.00% 20182	$4,305	3,810
inVentiv Health Inc. 10.25% 20182	10,725	9,492
Tenet Healthcare Corp. 7.375% 2013	12,855	13,128
Bausch & Lomb Inc. 9.875% 2015	10,975	11,345
Kinetic Concepts, Inc. 10.50% 20182	6,330	6,726
Kinetic Concepts, Inc. 12.50% 20192	4,600	4,370
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,016
GlaxoSmithKline Capital PLC 1.50% 2017	4,000	4,075
Quintiles, Term Loan B, 5.00% 20184,5,8	10,595	10,674
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,900	2,085
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	565	620
Elan Finance PLC and Elan Finance Corp. 6.25% 20192	6,250	6,312
Novartis Capital Corp. 2.90% 2015	6,000	6,376
VPI Escrow Corp. 6.375% 20202	6,035	6,186
Surgical Care Affiliates, Inc. 8.875% 20152	5,870	6,031
Surgical Care Affiliates, Inc. 10.00% 20172	135	140
Express Scripts Inc. 3.125% 2016	5,000	5,337
Cardinal Health, Inc. 5.80% 2016	4,500	5,268
Gilead Sciences, Inc. 3.05% 2016	4,300	4,627
Symbion Inc. 8.00% 2016	4,000	4,120
Rotech Healthcare Inc. 10.50% 2018	6,675	3,871
Grifols Inc. 8.25% 2018	3,260	3,619
Boston Scientific Corp. 6.00% 2020	3,000	3,572
Merge Healthcare Inc 11.75% 2015	3,020	3,284
Multiplan Inc. 9.875% 20182	2,930	3,252
Alkermes Inc., Term Loan B, 4.50% 20194,5,8	2,800	2,818
Centene Corp. 5.75% 2017	2,595	2,790
Biogen Idec Inc. 6.00% 2013	2,560	2,616
Amgen Inc. 2.50% 2016	2,475	2,602
Patheon Inc. 8.625% 20172	1,265	1,297
INC Research LLC 11.50% 20192	445	449
		181,087

FINANCIALS — 1.24%
Realogy Corp., Term Loan B, 4.478% 20164,5,8	12,040	11,919
Realogy Corp., Letter of Credit, 4.491% 20164,5,8	986	977
Realogy Corp., Second Lien Term Loan A, 13.50% 20174,8	14,685	14,869
Springleaf Finance Corp., Term Loan B, 5.50% 20174,5,8	12,905	12,660
International Lease Finance Corp. 4.875% 2015	10,735	11,198
Hospitality Properties Trust 6.30% 2016	3,000	3,273
Hospitality Properties Trust 6.70% 2018	4,415	4,994
Bank of America Corp. 5.75% 2017	3,100	3,572
Bank of America Corp. 5.00% 2021	3,000	3,304
JPMorgan Chase & Co. 3.45% 2016	3,500	3,736
JPMorgan Chase & Co. 3.25% 2022	3,000	3,049
American International Group, Inc. 3.00% 2015	6,500	6,735
Kimco Realty Corp. 6.875% 2019	5,375	6,601
CIT Group Inc., Series C, 4.75% 20152	4,570	4,787
CIT Group Inc. 5.00% 2017	1,600	1,716
Prologis, Inc. 7.375% 2019	5,055	6,270
Murray Street Investment Trust I 4.647% 2017	5,000	5,376
Wells Fargo & Co., Series I, 3.50% 2022	5,000	5,344
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	1,025	1,107
Westfield Group 5.70% 20162	3,700	4,180
Simon Property Group, LP 5.875% 2017	1,500	1,765
Simon Property Group, LP 10.35% 2019	2,000	2,882
Barclays Bank PLC 2.50% 2013	1,875	1,887
Barclays Bank PLC 5.125% 2020	2,000	2,252
Monumental Global Funding III 0.655% 20142,5	4,000	3,948
American Tower Corp. 4.625% 2015	3,595	3,875
BNP Paribas 5.00% 2021	3,250	3,603
Bank of Nova Scotia 2.55% 2017	3,000	3,178
Toronto-Dominion Bank 2.375% 2016	3,000	3,159
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,995
Lazard Group LLC 7.125% 2015	2,585	2,852
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,505
QBE Capital Funding III LP 7.25% 20412,5	1,750	1,775
AXA SA, Series B, junior subordinated 6.379% (undated)2,5	1,315	1,197
		153,540

INDUSTRIALS — 1.18%
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20124,5,8	4,476	4,554
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.262% 20144,5,8	758	496
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20144,5,8	25,059	16,414
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20144,5,8	4,460	2,988
Hawker Beechcraft Acquisition Co., LLC 9.75% 20179	905	5
CEVA Group PLC 11.625% 20162	450	464
CEVA Group PLC 8.375% 20172	2,025	1,972
CEVA Group PLC 11.50% 20182	12,355	10,996
CEVA Group PLC 12.75% 20202	8,450	7,035
Ply Gem Industries, Inc. 13.125% 2014	4,080	4,376
Ply Gem Industries, Inc. 9.375% 20172	2,400	2,418
Ply Gem Industries, Inc. 8.25% 2018	11,180	11,725
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	15,570	15,337
Nortek Inc. 10.00% 2018	4,800	5,328
Nortek Inc. 8.50% 2021	4,320	4,622
JELD-WEN Escrow Corp. 12.25% 20172	6,000	6,855
Euramax International, Inc. 9.50% 2016	6,965	6,408
DAE Aviation Holdings, Inc. 11.25% 20152	6,150	6,365
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,370	4,184
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	1,105	1,003
Union Pacific Corp. 5.75% 2017	830	990
Union Pacific Corp. 5.70% 2018	3,205	3,910
US Investigations Services, Inc. 10.50% 20152	3,600	3,168
US Investigations Services, Inc. 11.75% 20162	1,735	1,457
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,110
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,222
Norfolk Southern Corp. 5.75% 2016	2,255	2,591
Norfolk Southern Corp. 5.75% 2018	1,075	1,295
Norfolk Southern Corp. 4.837% 2041	67	77
Atlas Copco AB 5.60% 20172	2,750	3,244
General Electric Capital Corp. 3.15% 2022	3,000	3,021
Volvo Treasury AB 5.95% 20152	2,205	2,417
United Technologies Corp. 1.80% 2017	2,110	2,191
Northwest Airlines, Inc., Term Loan B, 3.87% 20134,5,8	360	358
Northwest Airlines, Inc., Term Loan A, 2.12% 20184,5,8	1,624	1,527
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	159	161
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20194	12	13
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	54	53
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20224	696	741
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20194	246	208
		145,299

TELECOMMUNICATION SERVICES — 1.08%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20152	12,895	12,831
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20152	8,195	8,154
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20172	7,055	6,491
Nextel Communications, Inc., Series F, 5.95% 2014	10,180	10,231
Nextel Communications, Inc., Series D, 7.375% 2015	1,441	1,450
Sprint Nextel Corp. 8.375% 2017	1,250	1,397
Sprint Nextel Corp. 9.125% 2017	2,750	3,128
Sprint Nextel Corp. 7.00% 2020	4,000	4,175
Sprint Nextel Corp. 11.50% 2021	3,700	4,648
Wind Acquisition SA 11.75% 20172	11,740	11,124
Wind Acquisition SA 7.25% 20182	3,350	3,199
Wind Acquisition SA 7.375% 2018	€2,835	3,388
Cricket Communications, Inc. 10.00% 2015	$6,365	6,715
Cricket Communications, Inc. 7.75% 2016	8,115	8,602
Cricket Communications, Inc. 7.75% 2020	875	857
Vodafone Group PLC, Term Loan B, 6.875% 20154,7,8	5,981	6,190
Vodafone Group PLC, Term Loan B, 6.25% 20163,4,7,8	2,191	2,268
Deutsche Telekom International Finance BV 9.25% 2032	3,870	6,125
Deutsche Telekom International Finance BV 4.875% 20422	200	216
Trilogy International Partners, LLC, 10.25% 20162	7,550	6,191
LightSquared, Term Loan B, 12.00% 20144,7,8,9	8,325	5,858
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,274
Telecom Italia Capital SA 6.999% 2018	1,000	1,108
Telecom Italia Capital SA 7.175% 2019	2,000	2,215
France Télécom 4.125% 2021	5,000	5,542
SBC Communications Inc. 5.10% 2014	1,125	1,224
AT&T Inc. 5.35% 2040	2,500	3,025
Verizon Communications Inc. 4.75% 2041	1,275	1,474
Verizon Communications Inc. 6.00% 2041	975	1,298
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,041
		133,439

CONSUMER DISCRETIONARY — 0.82%
MGM Resorts International 6.75% 2013	6,740	6,917
MGM Resorts International 5.875% 2014	11,965	12,503
Boyd Gaming Corp. 6.75% 2014	1,960	1,970
Boyd Gaming Corp. 7.125% 2016	3,570	3,552
Boyd Gaming Corp. 9.125% 2018	5,945	6,272
Comcast Corp. 5.65% 2035	1,750	2,058
Comcast Corp. 6.95% 2037	5,125	7,008
Revel Entertainment, Term Loan B, 9.00% 20174,5,8	6,000	4,768
Revel Entertainment 12.00% 20182,5,7	8,350	3,735
Time Warner Cable Inc. 6.75% 2018	3,345	4,213
Time Warner Cable Inc. 8.75% 2019	180	245
Time Warner Cable Inc. 5.00% 2020	3,000	3,484
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	7,000	7,508
Daimler AG 2.40% 20172	6,000	6,195
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20184,5,8	5,285	5,323
Volkswagen International Finance NV 2.375% 20172	5,000	5,199
Univision Communications Inc., Term Loan B, 4.466% 20174,5,8	4,197	4,155
Toys “R” Us-Delaware, Inc. 7.375% 20162	3,640	3,722
Time Warner Inc. 6.25% 2041	2,500	3,183
Staples, Inc. 9.75% 2014	2,500	2,767
Virgin Media Secured Finance PLC 5.25% 2021	2,360	2,743
Thomson Reuters Corp. 5.95% 2013	1,575	1,642
Thomson Reuters Corp. 6.50% 2018	140	177
Michaels Stores, Inc. 13.00% 2016	1,409	1,483
		100,822

ENERGY — 0.66%
Woodside Finance Ltd. 4.60% 20212	7,660	8,425
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,706
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,673
TransCanada PipeLines Ltd. 7.625% 2039	4,000	6,217
Kinder Morgan Energy Partners, LP 6.00% 2017	5,120	6,020
Devon Energy Corp. 3.25% 2022	5,000	5,214
Transocean Inc. 5.05% 2016	4,500	5,034
Alpha Natural Resources, Inc. 9.75% 2018	4,115	4,072
Alpha Natural Resources, Inc. 6.00% 2019	825	693
Petróleos Mexicanos 5.50% 2044	3,925	4,327
Cenovus Energy Inc. 4.50% 2014	4,000	4,293
Southwestern Energy Co. 4.10% 20222	4,000	4,255
StatoilHydro ASA 1.80% 2016	4,000	4,161
Enterprise Products Operating LLC 5.20% 2020	3,500	4,131
Williams Partners L.P. 4.125% 2020	3,000	3,262
Williams Partners L.P. 4.00% 2021	195	210
Williams Partners L.P. 3.35% 2022	585	599
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,570
Total Capital International 2.875% 2022	2,395	2,496
Total Capital International 2.70% 2023	605	618
Petroplus Finance Ltd. 6.75% 20142,9	11,925	1,729
Petroplus Finance Ltd. 7.00% 20172,9	5,075	736
Petroplus Finance Ltd. 9.375% 20192,9	3,775	547
Peabody Energy Corp. 6.00% 20182	1,120	1,126
Peabody Energy Corp. 6.25% 20212	600	600
CONSOL Energy Inc. 8.00% 2017	880	924
CONSOL Energy Inc. 8.25% 2020	695	732
Arch Coal, Inc. 7.00% 2019	1,125	951
Arch Coal, Inc. 7.25% 2021	375	315
		81,636

INFORMATION TECHNOLOGY — 0.46%
First Data Corp. 9.875% 2015	2,489	2,539
First Data Corp. 9.875% 2015	197	202
First Data Corp. 10.55% 20157	2,409	2,478
First Data Corp. 11.25% 2016	17,490	17,053
First Data Corp. 8.25% 20212	2,269	2,275
First Data Corp. 8.75% 20222,5,7	7,150	7,239
Freescale Semiconductor, Inc. 10.125% 20182	3,625	4,006
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20194,5,8	8,706	8,744
SRA International, Inc., Term Loan B, 6.50% 20184,5,8	6,443	6,389
SRA International, Inc. 11.00% 2019	3,865	3,962
Blackboard Inc., Term Loan B, 7.50% 20184,5,8	2,283	2,307
		57,194

FEDERAL AGENCY BONDS & NOTES — 0.39%
Freddie Mac 2.50% 2016	18,000	19,285
Freddie Mac 1.00% 2017	12,000	12,130
Fannie Mae 6.25% 2029	9,575	14,000
CoBank ACB 0.989% 20222,5	3,805	3,115
		48,530

CONSUMER STAPLES — 0.37%
Rite Aid Corp. 9.75% 2016	7,750	8,525
Rite Aid Corp. 10.375% 2016	1,032	1,096
Rite Aid Corp. 10.25% 2019	4,655	5,307
Rite Aid Corp. 8.00% 2020	1,750	1,995
SUPERVALU Inc. 7.50% 2014	8,965	8,651
Kraft Foods Inc. 2.25% 20172	2,560	2,639
Kraft Foods Inc. 5.375% 20202	1,570	1,869
Kraft Foods Inc. 5.375% 2020	1,430	1,728
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,567
British American Tobacco International Finance PLC 9.50% 20182	2,470	3,448
Pernod Ricard SA 2.95% 20172	3,000	3,134
SABMiller Holdings Inc. 4.95% 20422	2,500	2,925
		45,884

MATERIALS — 0.36%
Reynolds Group Inc. 9.875% 2019	4,875	5,210
Reynolds Group Inc. 5.75% 20202	9,405	9,417
Georgia Gulf Corp. 9.00% 20172	7,320	8,217
ArcelorMittal 6.50% 20225	2,500	2,467
ArcelorMittal 7.00% 20415	2,820	2,545
Inmet Mining Corp. 8.75% 20202	4,780	4,971
Newpage Corp. 11.375% 20149	5,480	3,480
Newcrest Finance Pty Ltd. 4.20% 20222	3,050	3,077
Ecolab Inc. 3.00% 2016	2,545	2,740
International Paper Co. 7.30% 2039	2,005	2,666
		44,790

UTILITIES — 0.33%
TXU, Term Loan, 4.728% 20174,5,8	10,225	7,060
Texas Competitive Electric Holdings Co. LLC, 11.50% 20202	10,360	8,158
MidAmerican Energy Co. 5.95% 2017	1,375	1,672
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,546
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,407
Electricité de France SA 6.50% 20192	170	208
Electricité de France SA 6.95% 20392	4,000	5,334
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,328
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,257
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,227
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,4	796	865
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	62
		41,124

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.08%
Polish Government 5.25% 2014	1,000	1,055
Polish Government 6.375% 2019	2,950	3,654
Latvia (Republic of) 5.25% 20172	2,200	2,425
Hungarian Government 6.25% 2020	1,975	2,153
		9,287

ASSET-BACKED OBLIGATIONS4 — 0.06%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,947
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,910
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	754	779
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.521% 20192,5	792	779
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.017% 20345	193	167
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	151	151
		6,733

Total bonds, notes & other debt instruments (cost: $2,526,122,000)		2,647,236

	Principal amount	Value
Short-term securities — 8.69%	(000)	(000)

Freddie Mac 0.13%–0.18% due 11/1/2012–3/15/2013	$154,200	$154,138
U.S. Treasury Bills 0.111%–0.141% due 12/6/2012–3/21/2013	115,100	115,056
United Technologies Corp. 0.12%–0.21% due 10/5–10/24/20122	94,399	94,388
Fannie Mae 0.135%–0.18% due 2/20–7/1/2013	90,300	90,242
Federal Home Loan Bank 0.13%–0.21% due 10/19/2012–7/17/2013	84,800	84,762
Variable Funding Capital Company LLC 0.16%–0.20% due 10/1–10/29/20122	83,482	83,479
National Rural Utilities Cooperative Finance Corp. 0.14% due 11/5/2012	53,600	53,592
Wal-Mart Stores, Inc. 0.11% due 10/3–10/22/20122	49,600	49,599
Federal Farm Credit Banks 0.19% due 8/13–8/16/2013	41,000	40,940
NetJets Inc. 0.13% due 10/5/20122	40,347	40,346
John Deere Credit Ltd. 0.14%–0.17% due 10/4–10/17/20122	34,200	34,198
Coca-Cola Co. 0.23%–0.26% due 11/13/2012–1/11/20132	33,000	32,988
Straight-A Funding LLC 0.18% due 10/22/20122	30,000	29,996
E.I. duPont de Nemours and Co. 0.14% due 11/6/20122	30,000	29,996
Medtronic Inc. 0.11%–0.14% due 10/4–11/15/20122	27,900	27,897
Chevron Corp. 0.11% due 10/22/20122	23,900	23,898
Johnson & Johnson 0.17% due 11/1/20122	23,200	23,197
Procter & Gamble Co. 0.14% due 11/27/20122	22,700	22,695
Kimberly-Clark Worldwide Inc. 0.10% due 10/9/20122	15,400	15,400
McDonald’s Corp. 0.14% due 11/28/20122	10,300	10,298
Harvard University 0.13% due 11/19/2012	10,080	10,078
Google Inc. 0.14% due 11/20/20122	5,600	5,598

Total short-term securities (cost: $1,072,734,000)		1,072,781

Total investment securities (cost: $10,402,382,000)		12,617,718
Other assets less liabilities		(268,516)

Net assets		$12,349,202
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $823,228,000, which represented 6.67% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,209,000, which represented .05% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government price index.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $133,316,000, which represented 1.08% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$1,266,587	$—	$—	$1,266,587
	Health care	1,225,062	—	—	1,225,062
	Financials	1,186,536	—	—	1,186,536
	Energy	1,079,893	—	—	1,079,893
	Information technology	984,498	—	—	984,498
	Industrials	957,934	—	35	957,969
	Consumer staples	645,457	—	—	645,457
	Materials	642,172	—	—	642,172
	Utilities	294,362	—	—	294,362
	Telecommunication services	165,809	—	—	165,809
	Miscellaneous	444,955	—	—	444,955
	Rights & warrants	495	608	—	1,103
	Convertible securities	—	3,298	—	3,298
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	—	984,815	—	984,815
	Mortgage-backed obligations	—	864,571	—	864,571
	U.S. Treasury bonds & notes	—	733,300	—	733,300
	Federal agency bonds & notes	—	48,530	—	48,530
	Bonds & notes of governments outside the U.S.	—	9,287	—	9,287
	Asset-backed obligations	—	6,733	—	6,733
	Short-term securities	—	1,072,781	—	1,072,781
Total		$8,893,760	$3,723,923	$35	$12,617,718

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,370,983
Gross unrealized depreciation on investment securities	(159,473)
Net unrealized appreciation on investment securities	2,211,510
Cost of investment securities for federal income tax purposes	10,406,208

Key to abbreviations and symbol

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
€ = Euros

Global Balanced FundSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 59.68%	Shares	Value (000)

INDUSTRIALS — 8.87%
General Electric Co.	95,800	$2,176
Siemens AG	17,015	1,697
Schneider Electric SA	19,000	1,125
Keppel Corp. Ltd.	112,000	1,040
Aggreko PLC	24,100	900
Atlas Copco AB, Class B	42,900	897
Cummins Inc.	9,100	839
KONE Oyj, Class B	10,700	740
Union Pacific Corp.	4,950	588
Deere & Co.	6,500	536
Iron Mountain Inc.	15,000	512
Kubota Corp.	50,000	506
CCR SA, ordinary nominative	45,600	413
Komatsu Ltd.	16,000	315
Geberit AG	1,300	283
		12,567

CONSUMER DISCRETIONARY — 7.73%
SES SA, Class A (FDR)	66,200	1,801
Amazon.com, Inc.1	5,730	1,457
Truworths International Ltd.	92,760	1,048
Home Depot, Inc.	15,430	932
Comcast Corp., Class A	21,930	784
Tiffany & Co.	10,000	619
Industria de Diseño Textil, SA	4,770	592
Hyundai Mobis Co., Ltd.	2,040	570
McGraw-Hill Companies, Inc.	10,400	568
H & M Hennes & Mauritz AB, Class B	15,000	521
General Motors Co.1	20,300	462
McDonald’s Corp.	4,640	426
Honda Motor Co., Ltd.	13,000	399
Daimler AG	7,980	386
Nissan Motor Co., Ltd.	45,000	383
		10,948

CONSUMER STAPLES — 7.07%
Nestlé SA	28,240	1,780
Procter & Gamble Co.	23,650	1,640
Anheuser-Busch InBev NV (ADR)	8,750	752
Anheuser-Busch InBev NV	8,300	706
Unilever PLC	32,350	1,176
Pernod Ricard SA	9,770	1,096
PepsiCo, Inc.	11,000	779
Costco Wholesale Corp.	5,720	573
SABMiller PLC	11,700	514
British American Tobacco PLC	9,950	511
CP ALL PCL	426,800	492
		10,019

INFORMATION TECHNOLOGY — 7.00%
Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	1,951
ASML Holding NV	27,700	1,480
Oracle Corp.	44,020	1,386
KLA-Tencor Corp.	15,000	716
Quanta Computer Inc.	254,720	677
Texas Instruments Inc.	24,500	675
Samsung Electronics Co. Ltd.	510	618
Google Inc., Class A1	800	604
Canon, Inc.	18,500	591
ASM Pacific Technology Ltd.	39,000	462
Western Union Co.	25,000	455
Delta Electronics, Inc.	78,000	302
		9,917

ENERGY — 6.56%
Royal Dutch Shell PLC, Class B	47,820	1,697
Chevron Corp.	13,930	1,624
Husky Energy Inc.	54,450	1,463
Enbridge Inc. (CAD denominated)	15,792	617
Enbridge Inc.	10,500	410
Kinder Morgan, Inc.	17,600	625
Spectra Energy Corp	19,800	581
Penn West Petroleum Ltd.	37,800	538
Tenaris SA (ADR)	12,000	489
Technip SA	4,250	473
TOTAL SA	9,000	446
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	14,100	324
		9,287

FINANCIALS — 5.84%
HSBC Holdings PLC (United Kingdom)	104,000	963
HCP, Inc.	17,070	759
Prudential PLC	53,500	693
Industrial and Commercial Bank of China Ltd., Class H	1,170,000	691
Wells Fargo & Co.	18,600	642
British Land Co. PLC	73,999	624
Siam Commercial Bank PCL	112,000	613
Macerich Co.	10,500	601
Bank of the Philippine Islands	270,000	517
Sumitomo Mitsui Financial Group, Inc.	13,500	422
Westfield Group	37,900	399
Toronto-Dominion Bank	3,900	325
Sanlam Ltd.	63,500	287
Goldman Sachs Group, Inc.	2,000	227
Bank of Nova Scotia	3,600	198
BNP Paribas SA	3,943	187
DNB ASA	9,800	120
		8,268

HEALTH CARE — 5.74%
Merck & Co., Inc.	46,520	2,098
Bristol-Myers Squibb Co.	55,310	1,867
Novo Nordisk A/S, Class B	5,000	790
Pfizer Inc	28,000	696
Baxter International Inc.	10,600	639
Bayer AG	7,200	618
Fresenius Medical Care AG & Co. KGaA	6,600	484
Novartis AG	7,660	469
PT Kalbe Farma Tbk	948,000	465
		8,126

MATERIALS — 4.46%
MeadWestvaco Corp.	34,000	1,040
Cliffs Natural Resources Inc.	22,500	880
E.I. du Pont de Nemours and Co.	12,000	603
PT Semen Gresik (Persero) Tbk	388,000	586
Potash Corp. of Saskatchewan Inc.	13,350	580
Dow Chemical Co.	20,000	579
Syngenta AG	1,460	546
L’Air Liquide SA, bonus shares2	2,303	286
L’Air Liquide SA, non-registered shares	1,568	194
Nucor Corp.	12,000	459
Alcoa Inc.	37,500	332
Formosa Chemicals & Fibre Corp.	89,000	239
		6,324

TELECOMMUNICATION SERVICES — 4.36%
Verizon Communications Inc.	23,110	1,053
Advanced Info Service PCL	150,100	1,043
Telstra Corp. Ltd.	215,000	874
Total Access Communication PCL	170,000	511
Total Access Communication PCL, nonvoting depository receipt	94,000	283
América Móvil, SAB de CV, Series L	522,700	668
Taiwan Mobile Co., Ltd.	170,000	620
AT&T Inc.	13,500	509
SOFTBANK CORP.	9,500	385
Koninklijke KPN NV	30,653	234
		6,180

UTILITIES — 1.09%
Power Assets Holdings Ltd.	124,000	1,053
Cheung Kong Infrastructure Holdings Ltd.	81,000	491
		1,544

MISCELLANEOUS — 0.96%
Other common stocks in initial period of acquisition		1,360

Total common stocks (cost: $77,948,000)		84,540

Preferred securities — 0.12%

FINANCIALS — 0.12%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	165

Total preferred securities (cost: $150,000)		165

	Principal amount	Value
Convertible securities — 0.86%	(000)	(000)

CONSUMER STAPLES — 0.86%
Shoprite Holdings Ltd., 6.50% convertible notes 2017	ZAR8,500	$1,217

Total convertible securities (cost: $1,101,000)		1,217

Bonds, notes & other debt instruments — 33.91%

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 16.21%
Japanese Government, Series 269, 1.30% 2015	¥17,500	231
Japanese Government, Series 275, 1.40% 2015	10,000	133
Japanese Government, Series 288, 1.70% 2017	25,000	344
Japanese Government, Series 296, 1.50% 2018	155,000	2,128
Japanese Government, Series 310, 1.00% 2020	158,000	2,099
Japanese Government, Series 21, 2.30% 2035	25,000	354
German Government 4.25% 2014	€400	552
German Government, Series 6, 4.00% 2016	310	455
German Government, Series 7, 4.00% 2018	450	681
German Government, Series 8, 4.25% 2018	350	541
German Government 3.00% 2020	250	368
German Government 2.25% 2021	60	84
German Government 6.25% 2030	40	82
German Government 3.25% 2042	100	158
United Mexican States Government, Series M10, 8.00% 2015	MXN 2,800	238
United Mexican States Government, Series M10, 7.75% 2017	10,500	920
United Mexican States Government 3.50% 20173	2,367	213
United Mexican States Government, Series M, 6.50% 2021	7,000	595
United Mexican States Government, Series M20, 10.00% 2024	1,000	109
United Mexican States Government, Series M30, 10.00% 2036	2,500	278
United Mexican States Government 4.00% 20403	947	97
Polish Government, Series 0414, 5.75% 2014	PLN 625	200
Polish Government, Series 1017, 5.25% 2017	1,060	347
Polish Government, Series 1020, 5.25% 2020	3,500	1,143
Polish Government 5.125% 2021	$100	117
Polish Government, Series 1021, 5.75% 2021	PLN1,420	478
United Kingdom 4.50% 2019	£210	415
United Kingdom 3.75% 2020	75	144
United Kingdom 5.00% 2025	350	759
United Kingdom 4.75% 2038	70	150
United Kingdom 4.25% 2040	50	99
Swedish Government, Series 1049, 4.50% 2015	SKr4,300	723
Swedish Government, Series 1047, 5.00% 2020	2,650	517
Swedish Government, Series 3104, 3.50% 20283	886	209
Netherlands Government Eurobond 3.25% 2015	€520	725
Netherlands Government 1.00% 2017	$100	101
Netherlands Government Eurobond 5.50% 2028	€100	183
Singapore (Republic of) 3.625% 2014	$ S170	147
Singapore (Republic of) 2.875% 2015	160	140
Singapore (Republic of) 3.75% 2016	155	143
Singapore (Republic of) 4.00% 2018	110	107
Singapore (Republic of) 3.25% 2020	50	47
Singapore (Republic of) 2.25% 2021	480	422
South Korean Government 5.25% 2015	KRW315,450	303
South Korean Government 5.50% 2017	80,550	81
South Korean Government, Series 2106, 4.25% 2021	412,000	407
Canadian Government 4.25% 2018	$ C600	708
Austrian Government 3.65% 2022	€350	517
Norwegian Government 4.25% 2017	NKr2,570	505
Kingdom of Denmark 4.00% 2019	DKr1,500	314
State of Qatar 3.125% 20174	$250	265
Chilean Government 5.50% 2020	CLP50,000	112
Chilean Government 3.25% 2021	$125	136
Bermudan Government 5.603% 2020	200	232
Colombia (Republic of) Global 4.375% 2021	200	231
Indonesia (Republic of) 4.875% 20214	200	230
Bahrain Government 5.50% 2020	175	181
Israeli Government, Series 0547, 5.00% 20153	ILS65	19
Israeli Government 5.50% 2017	550	155
Russian Federation 7.85% 2018	RUB5,000	172
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR1,350	133
Canada Housing Trust 3.35% 2020	$ C100	112
Province of Ontario, Series 1, 1.875% 2012	$100	100
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A63	71
Queensland Treasury Corp. 6.00% 2015	5	6
		22,966

CORPORATE BONDS & NOTES — 7.92%
FINANCIALS — 2.82%
Westfield Group 7.125% 20184	$50	61
Westfield Group 6.75% 20194	200	243
Westfield Group 4.625% 20214	105	115
JPMorgan Chase & Co. 4.35% 2021	150	166
JPMorgan Chase & Co. 4.625% 2021	196	220
Goldman Sachs Group, Inc. 5.25% 2021	100	110
Goldman Sachs Group, Inc. 5.75% 2022	220	254
Bank of America Corp. 5.625% 2020	200	228
Bank of America Corp. 5.70% 2022	100	118
Citigroup Inc. 4.587% 2015	30	33
Citigroup Inc. 3.953% 2016	75	80
Citigroup Inc. 4.45% 2017	175	192
UBS AG 4.875% 2020	250	280
Simon Property Group, LP 6.125% 2018	50	61
Simon Property Group, LP 3.375% 2022	200	210
Wells Fargo & Co. 4.60% 2021	100	116
Wells Fargo & Co., Series I, 3.50% 2022	100	107
Korea Development Bank 3.875% 2017	200	218
Standard Chartered PLC 3.20% 20164	103	108
Standard Chartered Bank 5.875% 2017	€50	71
Aviva PLC 5.25% 2023	100	128
Prologis, Inc. 6.875% 2020	$101	123
Kimco Realty Corp., Series C, 5.783% 2016	100	112
Boston Properties, Inc. 3.70% 2018	100	109
American International Group, Inc. 3.80% 2017	100	108
HSBC Holdings PLC 4.00% 2022	100	107
Berkshire Hathaway Inc. 3.00% 2022	75	78
Royal Bank of Scotland Group PLC 5.50% 2020	€50	76
Barclays Bank PLC 6.00% 2018	50	68
BNP Paribas 5.00% 2021	$50	55
Zurich Finance (USA), Inc., Series 6, 5.75% 20235	€30	40
		3,995

ENERGY — 1.33%
Total Capital International 1.55% 2017	$150	153
Total Capital International 2.875% 2022	150	156
Reliance Holdings Ltd. 5.40% 20224	250	267
Petróleos Mexicanos 4.875% 2022	50	57
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	100	126
Petróleos Mexicanos 6.50% 2041	45	56
Transocean Inc. 5.05% 2016	100	112
Transocean Inc. 6.375% 2021	105	126
Statoil ASA 3.125% 2017	40	44
Statoil ASA 3.15% 2022	160	171
Petrobras International 5.375% 2021	170	192
Gazprom OJSC 5.875% 2015	€100	140
Kinder Morgan Energy Partners, LP 3.50% 2016	$100	107
Shell International Finance BV 1.125% 2017	100	101
Spectra Energy Partners, LP 2.95% 2016	75	78
		1,886

CONSUMER STAPLES — 0.97%
Anheuser-Busch InBev NV 0.815% 20145	175	176
Anheuser-Busch InBev NV 7.75% 2019	60	81
Kraft Foods Inc. 3.50% 20224	200	212
SABMiller Holdings Inc. 2.45% 20174	200	209
Pernod Ricard SA 4.45% 20224	150	166
Wal-Mart Stores, Inc. 2.80% 2016	150	161
Philip Morris International Inc. 2.90% 2021	100	104
Altria Group, Inc. 4.25% 2042	100	100
Coca-Cola Co. 1.80% 2016	85	89
PepsiCo, Inc. 2.50% 2016	50	53
Procter & Gamble Co. 1.45% 2016	20	21
		1,372

INDUSTRIALS — 0.59%
General Electric Capital Corp. 1.09% 20145	65	65
General Electric Capital Corp. 2.30% 2017	165	170
General Electric Capital Corp. 3.15% 2022	50	50
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)5	100	112
United Technologies Corp. 3.10% 2022	215	230
Union Pacific Corp. 2.95% 2023	200	208
		835

HEALTH CARE — 0.53%
Amgen Inc. 2.50% 2016	175	184
Amgen Inc. 3.875% 2021	128	138
Amgen Inc. 5.375% 2043	240	279
Novartis Capital Corp. 2.90% 2015	50	53
Novartis Securities Investment Ltd. 5.125% 2019	25	30
Roche Holdings Inc. 6.00% 20194	50	63
		747

INFORMATION TECHNOLOGY — 0.45%
International Business Machines Corp. 1.95% 2016	200	209
Samsung Electronics America, Inc., 1.75% 20174	200	203
Xerox Corp. 2.95% 2017	100	104
First Data Corp. 7.375% 20194	75	78
Cisco Systems, Inc. 0.644% 20145	50	50
		644

TELECOMMUNICATION SERVICES — 0.42%
Deutsche Telekom International Finance BV 2.25% 20174	150	154
Deutsche Telekom International Finance BV 6.00% 2017	€75	115
Verizon Communications Inc. 3.50% 2021	$125	138
Verizon Communications Inc. 6.00% 2041	50	67
Koninklijke KPN NV 3.75% 2020	€50	68
Telecom Italia Capital SA 7.175% 2019	$50	55
		597

CONSUMER DISCRETIONARY — 0.32%
Time Warner Inc. 4.75% 2021	200	231
Time Warner Cable Inc. 4.125% 2021	100	111
NBCUniversal Media, LLC 4.375% 2021	50	57
McDonald’s Corp. 3.50% 2020	50	56
		455

MATERIALS — 0.29%
Cliffs Natural Resources Inc. 4.875% 2021	145	142
E.I. du Pont de Nemours and Co. 0.789% 20145	115	116
ArcelorMittal 5.50% 20205	65	63
ArcelorMittal 6.50% 20225	35	34
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
		407

UTILITIES — 0.20%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	145
Enersis SA 7.375% 2014	50	54
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 20184	25	30
PSEG Power LLC 2.75% 2016	15	16
		291

Total corporate bonds & notes		11,229

MORTGAGE-BACKED OBLIGATIONS6 — 5.65%
Fannie Mae 3.00% 2027	1,175	1,245
Fannie Mae 3.50% 2027	1,040	1,107
Fannie Mae 4.00% 2027	80	86
Fannie Mae 5.00% 2036	136	150
Fannie Mae 5.00% 2038	148	161
Fannie Mae 6.00% 2038	32	35
Fannie Mae 4.00% 2041	186	200
Fannie Mae 4.50% 2041	139	155
Fannie Mae 5.00% 2041	320	363
Fannie Mae 5.00% 2041	47	54
Fannie Mae 3.00% 2042	200	211
Fannie Mae 3.50% 2042	750	804
Fannie Mae 3.50% 2042	394	426
Fannie Mae 3.50% 2042	300	321
Fannie Mae 3.50% 2042	198	214
Fannie Mae 3.50% 2042	194	210
Fannie Mae 4.00% 2042	479	516
Fannie Mae 4.50% 2042	750	812
Fannie Mae 6.00% 2042	221	244
Government National Mortgage Assn. 3.50% 2042	300	328
Freddie Mac 5.00% 2041	249	283
Nordea Hypotek AB 4.00% 2014	SKr500	79
		8,004

U.S. TREASURY BONDS & NOTES — 4.13%
U.S. Treasury 3.125% 2013	$250	257
U.S. Treasury 1.75% 2015	1,225	1,275
U.S. Treasury 1.50% 2016	70	73
U.S. Treasury 2.00% 2016	70	74
U.S. Treasury 4.50% 2016	750	854
U.S. Treasury 8.875% 2017	100	140
U.S. Treasury 3.50% 2018	350	401
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 3.125% 2019	125	142
U.S. Treasury 3.50% 2020	150	176
U.S. Treasury 2.00% 2021	108	113
U.S. Treasury 2.125% 2021	300	317
U.S. Treasury 1.75% 2022	200	203
U.S. Treasury 2.00% 2022	75	78
U.S. Treasury 6.50% 2026	50	77
U.S. Treasury 5.25% 2029	80	112
U.S. Treasury 4.625% 2040	560	770
U.S. Treasury 3.75% 2041	110	132
U.S. Treasury 4.75% 2041	70	98
U.S. Treasury 3.125% 2042	470	501
		5,844

Total bonds, notes & other debt instruments (cost: $46,474,000)		48,043

Short-term securities — 8.61%

Old Line Funding, LLC 0.20% due 1/9/20134	3,200	3,199
Total Capital Canada Ltd. 0.175% due 10/19/20124	3,100	3,098
GlaxoSmithKline Finance PLC 0.16% due 10/4/20124	2,100	2,100
Fannie Mae 0.14% due 12/17/2012	2,000	2,000
Federal Home Loan Bank 0.15% due 11/26/2012	1,800	1,800

Total short-term securities (cost: $12,197,000)		12,197

Total investment securities (cost: $137,870,000)		146,162
Other assets less liabilities		(4,508)

Net assets		$141,654

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						Unrealized
						(depreciation)
			Contract amount			appreciation at
			Receive	Deliver		9/30/2012
	Settlement date	Counterparty	(000)		(000)	(000)

Purchases:
Euros	10/9/2012	Citibank	€155		$200	$(1)
Euros	10/22/2012	Barclays Bank PLC	€306		$400	(6)
Euros	10/25/2012	Barclays Bank PLC	€154		$200	(2)
Euros	10/29/2012	HSBC Bank	€478		$619	(5)
Euros	10/29/2012	JPMorgan Chase	€317		$411	(3)
Japanese yen	10/15/2012	JPMorgan Chase	¥16,639		$214	(1)
Japanese yen	10/15/2012	Barclays Bank PLC	¥20,100		$256	2
Japanese yen	10/24/2012	Citibank	¥100,000		$1,277	5
Japanese yen	10/31/2012	HSBC Bank	¥53,400		$687	(2)
						$(13)

Sales:
Euros	10/22/2012	HSBC Bank	¥15,383		€150	4
Singapore dollars	10/31/2012	UBS AG	$405	S$	500	(2)
						$2

Forward currency contracts — net						$(11)

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $286,000, which represented .20% of the net assets of the fund.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,801,000, which represented 7.62% of the net assets of the fund.

5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Industrials	$12,567	$—	$—	$12,567
	Consumer discretionary	10,948	—	—	10,948
	Consumer staples	10,019	—	—	10,019
	Information technology	9,917	—	—	9,917
	Energy	9,287	—	—	9,287
	Financials	8,268	—	—	8,268
	Health care	8,126	—	—	8,126
	Materials	6,038	286	—	6,324
	Telecommunication services	6,180	—	—	6,180
	Utilities	1,544	—	—	1,544
	Miscellaneous	1,360	—	—	1,360
	Preferred securities	—	165	—	165
	Convertible securities	—	1,217	—	1,217
	Bonds, notes & other debt instruments:
	Bonds & notes of governments &
	government agencies outside the U.S.	—	22,966	—	22,966
	Corporate bonds & notes	—	11,229	—	11,229
	Mortgage-backed obligations	—	8,004	—	8,004
	U.S. Treasury bonds & notes	—	5,844	—	5,844
	Short-term securities	—	12,197	—	12,197
Total		$84,254	$61,908	$—	$146,162

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts		$—	$11	$—	$11
Liabilities:
Unrealized depreciation on open forward currency contracts		—	(22)	—	(22)
Total		$—	$(11)	$—	$(11)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,242
Gross unrealized depreciation on investment securities	(3,091)
Net unrealized appreciation on investment securities	8,151
Cost of investment securities for federal income tax purposes	138,011

Key to abbreviations and symbols

ADR = American Depositary Receipts	¥ = Japanese yen
FDR = Fiduciary Depositary Receipts	KRW = South Korean won
A$ = Australian dollars	MXN = Mexican pesos
CAD/C$ = Canadian dollars	NKr = Norwegian kroner
CLP = Chilean pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
€ = Euros	SKr = Swedish kronor
£ = British pounds	S$ = Singapore dollars
ILS = Israeli shekels	ZAR = South African rand

Bond FundSM
Investment portfolio

September 30, 2012
unaudited

Bonds, notes & other debt instruments — 93.12%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 37.08%
Fannie Mae 5.50% 2023	$3,896	$4,253
Fannie Mae 4.00% 2024	1,395	1,493
Fannie Mae 3.50% 2025	9,380	9,992
Fannie Mae 3.50% 2025	4,065	4,330
Fannie Mae 3.50% 2025	3,807	4,056
Fannie Mae 3.50% 2025	3,695	3,937
Fannie Mae 3.50% 2025	2,752	2,936
Fannie Mae 3.50% 2025	1,620	1,725
Fannie Mae 3.50% 2025	944	1,006
Fannie Mae 4.50% 2025	1,779	1,926
Fannie Mae, Series 2001-4, Class GA, 9.667% 20252	37	43
Fannie Mae 3.50% 2026	13,122	13,978
Fannie Mae 3.50% 2026	3,308	3,524
Fannie Mae 6.00% 2026	1,212	1,352
Fannie Mae 2.50% 2027	107,150	112,390
Fannie Mae 2.50% 2027	15,000	15,786
Fannie Mae 2.50% 2027	13,250	13,952
Fannie Mae 2.50% 2027	9,862	10,379
Fannie Mae 2.50% 2027	5,302	5,580
Fannie Mae 2.50% 2027	5,000	5,262
Fannie Mae 2.50% 2027	4,836	5,090
Fannie Mae 3.00% 2027	157,500	166,950
Fannie Mae 3.00% 2027	100,420	106,304
Fannie Mae 3.00% 2027	66,557	70,718
Fannie Mae 3.50% 2027	158,515	168,695
Fannie Mae 4.00% 2027	22,083	23,625
Fannie Mae 5.50% 2027	1,063	1,164
Fannie Mae 6.00% 2027	2,482	2,741
Fannie Mae 6.00% 2028	885	979
Fannie Mae 5.00% 2033	16	17
Fannie Mae 5.50% 2033	125	139
Fannie Mae 6.00% 2035	581	651
Fannie Mae 6.00% 2035	76	85
Fannie Mae 5.00% 2036	58,525	64,122
Fannie Mae 6.00% 2036	2,239	2,488
Fannie Mae 6.00% 2036	915	1,014
Fannie Mae 6.00% 2036	812	899
Fannie Mae 6.00% 2036	753	834
Fannie Mae 6.00% 2036	471	521
Fannie Mae 6.00% 2036	412	456
Fannie Mae 6.00% 2036	269	297
Fannie Mae 6.00% 2036	86	96
Fannie Mae 6.00% 2036	37	41
Fannie Mae 5.50% 2037	2,703	2,967
Fannie Mae 5.50% 2037	2,079	2,307
Fannie Mae 6.00% 2037	19,915	22,055
Fannie Mae 6.00% 2037	16,143	17,877
Fannie Mae 6.00% 2037	8,452	9,349
Fannie Mae 6.00% 2037	3,779	4,185
Fannie Mae 6.00% 2037	3,661	4,055
Fannie Mae 6.00% 2037	3,051	3,379
Fannie Mae 6.00% 2037	1,802	2,002
Fannie Mae 6.00% 2037	1,319	1,446
Fannie Mae 6.00% 2037	976	1,081
Fannie Mae 6.00% 2037	877	971
Fannie Mae 6.00% 2037	806	899
Fannie Mae 6.00% 2037	721	799
Fannie Mae 6.00% 2037	647	717
Fannie Mae 6.00% 2037	547	606
Fannie Mae 6.00% 2037	461	510
Fannie Mae 6.00% 2037	387	428
Fannie Mae 6.00% 2037	181	202
Fannie Mae 6.00% 2037	155	172
Fannie Mae 6.00% 2037	153	169
Fannie Mae 6.00% 2037	129	143
Fannie Mae 6.00% 2037	94	104
Fannie Mae 6.00% 2037	37	41
Fannie Mae 6.00% 2037	8	9
Fannie Mae 6.012% 20372	1,926	2,012
Fannie Mae 5.00% 2038	36,897	40,314
Fannie Mae 5.332% 20382	483	519
Fannie Mae 5.50% 2038	21,447	23,522
Fannie Mae 5.50% 2038	2,708	2,967
Fannie Mae 6.00% 2038	82,482	91,384
Fannie Mae 6.00% 2038	59,401	65,783
Fannie Mae 6.00% 2038	11,469	12,718
Fannie Mae 6.00% 2038	8,695	9,630
Fannie Mae 6.00% 2038	7,456	8,257
Fannie Mae 6.00% 2038	3,610	3,989
Fannie Mae 6.00% 2038	2,978	3,298
Fannie Mae 6.00% 2038	1,889	2,092
Fannie Mae 6.00% 2038	1,829	2,022
Fannie Mae 6.00% 2038	1,272	1,409
Fannie Mae 6.00% 2038	1,237	1,371
Fannie Mae 6.00% 2038	989	1,096
Fannie Mae 6.00% 2038	788	871
Fannie Mae 6.00% 2038	588	650
Fannie Mae 6.00% 2038	482	533
Fannie Mae 6.00% 2038	395	437
Fannie Mae 6.00% 2038	379	419
Fannie Mae 6.00% 2038	153	169
Fannie Mae 6.00% 2038	149	166
Fannie Mae 6.00% 2038	88	98
Fannie Mae 6.00% 2038	85	94
Fannie Mae 6.00% 2038	73	80
Fannie Mae 6.00% 2038	71	79
Fannie Mae 6.00% 2038	35	38
Fannie Mae 6.00% 2038	25	28
Fannie Mae 6.00% 2038	25	28
Fannie Mae 6.00% 2038	20	23
Fannie Mae 3.516% 20392	4,635	4,861
Fannie Mae 3.595% 20392	3,817	4,014
Fannie Mae 3.706% 20392	390	411
Fannie Mae 3.816% 20392	470	495
Fannie Mae 3.892% 20392	536	568
Fannie Mae 3.913% 20392	1,127	1,182
Fannie Mae 3.941% 20392	491	517
Fannie Mae 3.955% 20392	1,956	2,063
Fannie Mae 5.50% 2039	8,469	9,289
Fannie Mae 6.00% 2039	38,633	42,783
Fannie Mae 6.00% 2039	2,946	3,262
Fannie Mae 6.00% 2039	1,669	1,845
Fannie Mae 6.00% 2039	815	906
Fannie Mae 6.00% 2039	683	753
Fannie Mae 6.00% 2039	641	708
Fannie Mae 6.00% 2039	444	492
Fannie Mae 6.00% 2039	242	267
Fannie Mae 6.00% 2039	69	76
Fannie Mae 4.00% 2040	15,612	17,163
Fannie Mae 4.408% 20402	2,704	2,893
Fannie Mae 4.50% 2040	13,009	14,473
Fannie Mae 5.00% 2040	2,178	2,457
Fannie Mae 5.00% 2040	1,351	1,486
Fannie Mae 6.00% 2040	22,317	24,715
Fannie Mae 6.00% 2040	20,976	23,229
Fannie Mae 6.00% 2040	7,268	8,020
Fannie Mae 6.00% 2040	4,923	5,441
Fannie Mae 6.00% 2040	990	1,096
Fannie Mae 2.911% 20412	3,074	3,248
Fannie Mae 3.569% 20412	8,654	9,183
Fannie Mae 4.00% 2041	50,791	54,824
Fannie Mae 4.00% 2041	46,346	50,011
Fannie Mae 4.00% 2041	38,506	41,564
Fannie Mae 4.00% 2041	28,053	30,659
Fannie Mae 4.00% 2041	19,855	21,425
Fannie Mae 4.00% 2041	13,685	14,767
Fannie Mae 4.00% 2041	8,242	9,062
Fannie Mae 4.00% 2041	8,404	9,042
Fannie Mae 4.00% 2041	5,856	6,321
Fannie Mae 4.00% 2041	5,625	6,184
Fannie Mae 4.00% 2041	3,978	4,293
Fannie Mae 4.50% 2041	26,917	29,274
Fannie Mae 4.50% 2041	24,240	26,363
Fannie Mae 4.50% 2041	22,816	25,384
Fannie Mae 4.50% 2041	15,738	17,115
Fannie Mae 4.50% 2041	13,125	14,700
Fannie Mae 4.50% 2041	11,384	12,339
Fannie Mae 4.50% 2041	11,123	12,076
Fannie Mae 4.50% 2041	8,154	9,133
Fannie Mae 5.00% 2041	32,539	36,914
Fannie Mae 5.00% 2041	14,690	16,666
Fannie Mae 5.00% 2041	13,332	15,124
Fannie Mae 5.00% 2041	9,079	10,300
Fannie Mae 5.00% 2041	8,107	9,197
Fannie Mae 5.00% 2041	5,912	6,698
Fannie Mae 5.00% 2041	4,336	4,919
Fannie Mae 5.00% 2041	4,151	4,703
Fannie Mae 5.00% 2041	3,671	4,165
Fannie Mae 5.00% 2041	2,623	2,971
Fannie Mae 5.00% 2041	1,772	2,007
Fannie Mae 5.00% 2041	1,739	1,973
Fannie Mae 5.00% 2041	1,707	1,933
Fannie Mae 5.00% 2041	1,368	1,553
Fannie Mae 5.00% 2041	1,342	1,520
Fannie Mae 5.00% 2041	1,321	1,499
Fannie Mae 5.50% 2041	10,404	11,423
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	61	72
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	48	55
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	77	92
Fannie Mae 3.00% 2042	11,500	12,140
Fannie Mae 3.00% 2042	5,000	5,265
Fannie Mae 3.50% 2042	139,782	150,446
Fannie Mae 3.50% 2042	49,820	53,489
Fannie Mae 3.50% 2042	48,936	53,098
Fannie Mae 3.50% 2042	37,281	40,149
Fannie Mae 3.50% 2042	37,089	39,942
Fannie Mae 3.50% 2042	34,696	37,370
Fannie Mae 3.50% 2042	25,833	27,822
Fannie Mae 3.50% 2042	25,279	27,294
Fannie Mae 3.50% 2042	24,678	26,646
Fannie Mae 3.50% 2042	21,653	23,366
Fannie Mae 3.50% 2042	19,348	20,891
Fannie Mae 3.50% 2042	18,763	20,247
Fannie Mae 3.50% 2042	14,934	16,085
Fannie Mae 3.50% 2042	13,184	14,289
Fannie Mae 3.50% 2042	11,875	12,822
Fannie Mae 3.50% 2042	10,567	11,409
Fannie Mae 3.50% 2042	9,515	10,205
Fannie Mae 3.50% 2042	6,996	7,554
Fannie Mae 3.50% 2042	4,957	5,352
Fannie Mae 3.50% 2042	4,945	5,339
Fannie Mae 4.50% 2042	15,524	16,800
Fannie Mae, Series 2002-W1, Class 2A, 7.014% 20422	87	103
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	14,349
Freddie Mac 5.50% 2033	839	939
Freddie Mac, Series 3061, Class PN, 5.50% 2035	748	827
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,546	1,468
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,304	1,233
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,827	4,254
Freddie Mac, Series 3318, Class JT, 5.50% 2037	2,313	2,541
Freddie Mac 5.677% 20372	1,240	1,320
Freddie Mac 5.00% 2038	123	135
Freddie Mac 5.00% 2038	4	4
Freddie Mac 5.50% 2038	70,203	76,582
Freddie Mac 5.50% 2038	32,079	34,964
Freddie Mac 5.50% 2038	7,293	7,969
Freddie Mac 5.50% 2038	1,357	1,481
Freddie Mac 5.50% 2038	1,009	1,099
Freddie Mac 3.74% 20392	615	649
Freddie Mac 3.898% 20392	1,871	1,966
Freddie Mac 5.50% 2039	5,565	6,065
Freddie Mac 5.50% 2039	1,804	1,968
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2040	7,500	7,671
Freddie Mac 3.192% 20402	4,210	4,432
Freddie Mac 5.50% 2040	6,425	7,003
Freddie Mac 4.50% 2041	19,848	22,160
Freddie Mac 4.50% 2041	13,308	14,750
Freddie Mac 4.50% 2041	11,474	12,717
Freddie Mac 4.50% 2041	5,529	6,128
Freddie Mac 4.50% 2041	1,499	1,662
Freddie Mac 5.00% 2041	27,613	31,324
Freddie Mac 5.00% 2041	18,824	21,354
Freddie Mac 5.00% 2041	13,429	14,998
Freddie Mac 5.50% 2041	8,902	9,711
Government National Mortgage Assn. 2.50% 2027	6,394	6,802
Government National Mortgage Assn. 2.50% 2027	5,857	6,215
Government National Mortgage Assn. 2.50% 2027	3,264	3,464
Government National Mortgage Assn. 3.00% 2027	6,287	6,761
Government National Mortgage Assn. 4.50% 2040	4,944	5,490
Government National Mortgage Assn. 3.50% 2042	48,598	53,169
Government National Mortgage Assn. 3.50% 2042	6,861	7,517
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20372	1,137	1,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.061% 20452	14,267	16,505
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	16,350	17,759
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.918% 20492	26,820	31,722
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	46,563
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	203	204
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.065% 20382	11,335	13,171
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	28,604
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 20442	12,635	14,189
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,595	27,349
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	22,540	25,843
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	1,452	1,476
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	22	22
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	20,528
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	2,728	2,795
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	19,047	20,725
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	13,603
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.893% (undated)2	2,405	2,774
Royal Bank of Canada 3.125% 20153	6,840	7,281
Compagnie de Financement Foncier 2.125% 20133	6,400	6,455
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,100
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,120
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,606
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	1,910	2,078
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,137
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	4,171
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442	1,000	1,132
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.483% 20452	3,000	3,018
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.921% (undated)2	2,500	2,892
Northern Rock PLC 5.625% 20173	1,868	2,117
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	1,783	1,977
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,204	1,232
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	113	113
		3,273,299

U.S. TREASURY BONDS & NOTES — 21.58%
U.S. TREASURY — 20.31%
U.S. Treasury 0.625% 2012	58,080	58,150
U.S. Treasury 1.125% 2013	161,048	162,117
U.S. Treasury 1.25% 2014	151,951	154,100
U.S. Treasury 0.875% 2016	59,165	60,122
U.S. Treasury 0.875% 2016	1,485	1,508
U.S. Treasury 1.00% 2016	66,200	67,622
U.S. Treasury 1.00% 2016	22,140	22,615
U.S. Treasury 2.375% 2016	25,000	26,729
U.S. Treasury 4.625% 2016	30,000	35,066
U.S. Treasury 7.50% 2016	35,000	45,032
U.S. Treasury 0.50% 2017	1,795	1,787
U.S. Treasury 0.625% 2017	1,635	1,636
U.S. Treasury 0.75% 2017	22,032	22,204
U.S. Treasury 0.875% 2017	60,630	61,570
U.S. Treasury 0.875% 2017	7,500	7,608
U.S. Treasury 1.00% 2017	181,635	185,297
U.S. Treasury 4.625% 2017	25,000	29,429
U.S. Treasury 8.75% 2017	75,000	103,073
U.S. Treasury 1.00% 2019	30,000	29,913
U.S. Treasury 1.125% 2019	30,000	30,304
U.S. Treasury 8.75% 2020	40,000	62,883
U.S. Treasury 2.00% 2021	25,000	26,110
U.S. Treasury 3.625% 2021	7,800	9,239
U.S. Treasury 8.00% 2021	25,000	39,181
U.S. Treasury 1.625% 2022	59,158	59,121
U.S. Treasury 1.75% 2022	84,186	85,413
U.S. Treasury 2.00% 2022	62,035	64,555
U.S. Treasury 7.625% 2025	20,000	32,681
U.S. Treasury 6.00% 2026	28,975	42,439
U.S. Treasury 6.50% 2026	18,025	27,736
U.S. Treasury 6.125% 2027	25,000	37,654
U.S. Treasury 4.25% 2039	10,346	13,427
U.S. Treasury 3.75% 2041	107,911	129,206
U.S. Treasury 3.00% 2042	20,000	20,770
U.S. Treasury 3.125% 2042	35,000	37,283
		1,793,580

U.S. TREASURY INFLATION-PROTECTED SECURITIES4 — 1.27%
U.S. Treasury Inflation-Protected Security 1.875% 2013	31,187	32,116
U.S. Treasury Inflation-Protected Security 0.125% 2016	16,868	17,885
U.S. Treasury Inflation-Protected Security 0.125% 2017	29,506	31,796
U.S. Treasury Inflation-Protected Security 0.125% 2022	17,436	19,059
U.S. Treasury Inflation-Protected Security 0.125% 2022	10,123	11,052
		111,908

Total U.S. Treasury bonds & notes		1,905,488

FINANCIALS — 5.85%
Westfield Group 5.40% 20123	7,800	7,800
Westfield Group 7.50% 20143	3,945	4,349
Westfield Group 5.70% 20163	6,860	7,750
Westfield Group 7.125% 20183	8,885	10,877
Westfield Group 4.625% 20213	4,170	4,561
Westfield Group 3.375% 20223	4,660	4,644
Prologis, Inc. 7.625% 2014	14,000	15,370
Prologis, Inc. 6.125% 2016	4,485	5,127
Prologis, Inc. 6.625% 2018	13,385	16,016
Prologis, Inc. 7.375% 2019	805	998
Standard Chartered PLC 3.85% 20153	15,175	16,017
Standard Chartered PLC 3.20% 20163	7,135	7,454
Standard Chartered Bank 6.40% 20173	7,890	8,998
HSBC Finance Corp. 0.848% 20162	8,900	8,512
HSBC Holdings PLC 4.875% 2020	6,530	7,051
HSBC Holdings PLC 4.00% 2022	5,470	5,882
Citigroup Inc. 4.75% 2015	12,750	13,734
Citigroup Inc. 6.125% 2018	1,404	1,664
Citigroup Inc. 8.50% 2019	4,219	5,588
Kimco Realty Corp. 6.00% 2012	500	504
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,028
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,978
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,197
Kimco Realty Corp. 5.70% 2017	3,000	3,452
Kimco Realty Corp. 4.30% 2018	5,740	6,282
Kimco Realty Corp. 6.875% 2019	3,500	4,298
Goldman Sachs Group, Inc. 5.25% 2021	4,450	4,916
Goldman Sachs Group, Inc. 5.75% 2022	10,670	12,316
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,452
UBS AG 5.75% 2018	13,080	15,436
UBS AG 4.875% 2020	3,635	4,073
UniCredito Italiano SpA 6.00% 20173	18,385	17,495
HVB Funding Trust III, junior subordinated 9.00% 20313	1,299	1,107
Morgan Stanley 3.80% 2016	5,000	5,172
Morgan Stanley, Series F, 5.625% 2019	11,350	12,420
HBOS PLC 6.75% 20183	10,285	10,491
HBOS PLC 4.375% 20192	€965	1,078
HBOS PLC 6.00% 20333	$6,177	5,300
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,390
Royal Bank of Scotland PLC 5.625% 2020	3,470	3,963
RBS Capital Trust II 6.425% noncumulative trust (undated)2	5,625	4,669
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,3,5	2,450	2,229
Bank of America Corp. 3.75% 2016	11,665	12,389
Bank of America Corp. 5.65% 2018	2,900	3,311
Hospitality Properties Trust 5.125% 2015	765	803
Hospitality Properties Trust 6.30% 2016	300	327
Hospitality Properties Trust 5.625% 2017	3,835	4,155
Hospitality Properties Trust 6.70% 2018	7,920	8,959
Hospitality Properties Trust 5.00% 2022	1,000	1,053
Korea Development Bank 5.30% 2013	5,500	5,563
Korea Development Bank 8.00% 2014	8,750	9,514
Developers Diversified Realty Corp. 5.50% 2015	847	917
Developers Diversified Realty Corp. 9.625% 2016	10,520	13,108
Developers Diversified Realty Corp. 7.50% 2017	860	1,030
Goodman Funding Pty Ltd. 6.00% 20223	12,750	13,723
Simon Property Group, LP 4.20% 2015	2,430	2,589
Simon Property Group, LP 5.875% 2017	2,500	2,942
Simon Property Group, LP 10.35% 2019	5,655	8,150
Intesa Sanpaolo SpA 6.50% 20213	11,940	11,684
CNA Financial Corp. 5.85% 2014	625	678
CNA Financial Corp. 6.50% 2016	3,750	4,325
CNA Financial Corp. 7.35% 2019	1,800	2,237
CNA Financial Corp. 7.25% 2023	3,000	3,713
CIT Group Inc., Series C, 4.75% 20153	5,550	5,814
CIT Group Inc. 5.00% 2017	1,000	1,072
CIT Group Inc., Series C, 5.50% 20193	2,750	2,991
Aviva PLC, junior subordinated 5.70% (undated)2	€7,950	9,080
American International Group, Inc. 3.80% 2017	$7,250	7,808
Realogy Corp., Term Loan B, 4.478% 20161,2,6	3,534	3,499
Realogy Corp., Letter of Credit, 4.491% 20161,2,6	343	340
Realogy Corp. 7.875% 20193	2,950	3,112
Realogy Corp. 9.00% 20203	750	831
JPMorgan Chase & Co. 3.40% 2015	7,000	7,434
American Tower Corp. 4.625% 2015	6,475	6,980
UDR, Inc., Series A, 5.25% 2015	5,400	5,836
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,245
International Lease Finance Corp. 4.875% 2015	5,000	5,216
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,237
Liberty Mutual Group Inc. 6.50% 20353	435	468
Rouse Co. 6.75% 20133	4,500	4,612
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,940	3,896
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,175
ACE INA Holdings Inc. 2.60% 2015	2,580	2,706
RSA Insurance Group PLC 9.375% 20392	£1,275	2,491
RSA Insurance Group PLC 8.50% (undated)2	760	1,336
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	$2,173	2,244
Host Hotels & Resorts LP 5.875% 2019	1,025	1,133
MetLife Capital Trust IV, junior subordinated 7.875% 20672,3	2,505	2,968
MetLife Capital Trust X, junior subordinated 9.25% 20682,3	300	398
ERP Operating LP 5.25% 2014	3,000	3,239
American Express Co. 6.15% 2017	2,500	3,045
Northern Trust Corp. 4.625% 2014	2,825	3,006
AXA SA 8.60% 2030	1,325	1,607
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	1,095	996
Chubb Corp., junior subordinated 6.375% 20672	2,250	2,408
Santander Issuances, SA Unipersonal 6.50% 20192,3	2,300	2,283
Monumental Global Funding III 5.25% 20143	2,000	2,110
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,070
New York Life Global Funding 4.65% 20133	$1,700	1,744
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,671
BBVA Bancomer SA 6.50% 20213	1,075	1,183
Crescent Resources 10.25% 20173	1,025	1,071
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)2	€800	987
HSBK (Europe) BV 7.25% 20213	$935	954
ACE Cash Express, Inc. 11.00% 20193	660	624
Allstate Corp., Series B, junior subordinated 6.125% 20672	405	419
		516,147

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.93%
United Mexican States Government Global, Series A, 6.375% 2013	1,260	1,282
United Mexican States Government, Series M, 7.00% 2014	MXN140,000	11,353
United Mexican States Government, Series MI10, 9.50% 2014	235,000	20,116
United Mexican States Government, Series M10, 8.00% 2015	90,000	7,644
United Mexican States Government, Series M, 6.25% 2016	30,000	2,445
United Mexican States Government, Series M10, 7.25% 2016	270,000	22,867
United Mexican States Government, Series M10, 7.75% 2017	164,500	14,414
United Mexican States Government Global 5.95% 2019	$9,090	11,317
United Mexican States Government Global, Series A, 6.05% 2040	5,000	6,687
Japanese Government, Series 310, 1.00% 2020	¥2,582,100	34,302
Japanese Government, Series 29, 2.40% 2038	522,350	7,499
Polish Government 6.375% 2019	$23,515	29,129
Polish Government 5.00% 2022	1,100	1,279
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	28,640	30,007
Lithuania (Republic of) 6.75% 2015	5,190	5,735
Lithuania (Republic of) 6.125% 20213	5,830	6,981
Lithuania (Republic of) 6.625% 20223	3,000	3,731
Latvia (Republic of) 5.25% 2021	13,445	15,136
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	5,900
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,486
Russian Federation 3.25% 20173	7,600	8,016
Russian Federation 5.625% 20423	2,600	3,127
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,070
Province of Ontario, Series 1, 1.875% 2012	10,000	10,020
Croatian Government 6.625% 20203	3,065	3,451
Croatian Government 6.625% 2020	1,195	1,346
Croatian Government 6.375% 20213	3,340	3,721
Swedish Government, Series 105, 3.50% 2022	SKr43,050	7,751
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	$7,000	7,345
France Government Agency-Guaranteed, Société Finance 2.875% 20143	6,870	7,188
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,000	7,140
Bermudan Government 5.603% 2020	2,735	3,178
Bermudan Government 5.603% 20203	2,495	2,899
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,864
South Korean Government 5.75% 2014	4,800	5,158
European Investment Bank 4.25% 2014	€3,070	4,274
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,215
Hungarian Government 4.75% 2015	$750	755
Hungarian Government 6.25% 2020	2,425	2,643
Hungarian Government 6.375% 2021	150	164
Canadian Government 4.25% 20264	$ C1,386	2,287
German Government 3.25% 2042	€430	679
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	$400	398
		346,999

ENERGY — 3.61%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,649
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,322
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,476
Enbridge Energy Partners, LP 4.20% 2021	8,500	9,215
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,697
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	11,145	11,932
Transocean Inc. 2.50% 2017	3,890	3,917
Transocean Inc. 6.375% 2021	10,045	12,046
Transocean Inc. 3.80% 2022	7,500	7,556
Transocean Inc. 7.35% 2041	365	481
Enterprise Products Operating LLC 5.20% 2020	2,575	3,039
Enterprise Products Operating LLC 4.05% 2022	8,120	8,896
Enterprise Products Operating LLC 4.85% 2042	10,000	10,349
Kinder Morgan Energy Partners, LP 6.00% 2017	380	447
Kinder Morgan Energy Partners, LP 6.85% 2020	12,330	15,512
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,088
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,495
StatoilHydro ASA 2.90% 2014	3,110	3,265
Statoil ASA 3.125% 2017	5,000	5,486
StatoilHydro ASA 5.25% 2019	6,130	7,458
Anadarko Petroleum Corp. 6.375% 2017	13,100	15,814
Total Capital International 1.55% 2017	8,300	8,467
Total Capital International 2.875% 2022	7,005	7,302
Petrobras International 5.75% 2020	6,130	7,019
Petrobras International 5.375% 2021	3,105	3,515
Petrobras International 6.875% 2040	2,240	2,830
Woodside Finance Ltd. 4.60% 20213	11,275	12,401
Chevron Corp. 4.95% 2019	9,730	11,817
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	9,780	10,822
BG Energy Capital PLC 4.00% 20213	9,640	10,688
Shell International Finance BV 4.00% 2014	4,860	5,113
Shell International Finance BV 3.10% 2015	5,000	5,348
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,130
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	7,006
Phillips 66 5.875% 20423	5,125	6,116
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,225
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,675	2,712
Cenovus Energy Inc. 4.50% 2014	5,015	5,382
Alpha Natural Resources, Inc. 9.75% 2018	1,000	990
Alpha Natural Resources, Inc. 6.00% 2019	2,775	2,331
Alpha Natural Resources, Inc. 6.25% 2021	1,925	1,612
Peabody Energy Corp. 6.00% 20183	3,300	3,317
Peabody Energy Corp. 6.25% 20213	1,200	1,200
Husky Energy Inc. 7.25% 2019	3,390	4,365
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	3,562	3,723
Arch Coal, Inc. 7.00% 2019	2,650	2,239
Arch Coal, Inc. 7.25% 2020	375	317
Arch Coal, Inc. 7.25% 2021	1,375	1,155
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,708
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,242
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,779
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	2,328	2,629
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,422	1,557
Ras Laffan Liquefied Natural Gas II 5.298% 20201	920	1,039
NGPL PipeCo LLC 7.119% 20173	475	507
NGPL PipeCo LLC 9.625% 20193	1,175	1,342
PDC Energy Inc. 7.75% 20223	1,525	1,525
Petroplus Finance Ltd. 6.75% 20143,5	5,000	725
Petroplus Finance Ltd. 7.00% 20173,5	1,000	145
Petroplus Finance Ltd. 9.375% 20193,5	950	138
Williams Companies, Inc. 8.75% 2032	229	319
		318,937

CONSUMER DISCRETIONARY — 3.49%
Comcast Corp. 5.85% 2015	4,525	5,204
Comcast Corp. 6.30% 2017	1,880	2,319
Comcast Corp. 5.875% 2018	4,800	5,848
Comcast Corp. 5.15% 2020	2,500	2,979
Comcast Corp. 5.50% 2029	£1,160	2,266
Comcast Corp. 6.95% 2037	$630	862
Comcast Corp. 6.40% 2038	7,140	9,186
Comcast Corp. 6.40% 2040	2,000	2,621
Time Warner Cable Inc. 7.50% 2014	1,185	1,302
Time Warner Cable Inc. 8.25% 2014	7,925	8,725
Time Warner Cable Inc. 6.75% 2018	2,650	3,338
Time Warner Cable Inc. 8.25% 2019	2,395	3,219
Time Warner Cable Inc. 4.00% 2021	4,890	5,403
Time Warner Cable Inc. 6.75% 2039	3,225	4,223
NBCUniversal Media, LLC 5.15% 2020	15,500	18,402
Macy’s Retail Holdings, Inc. 7.875% 20152	15,650	18,391
Time Warner Inc. 4.75% 2021	6,700	7,753
AOL Time Warner Inc. 7.625% 2031	1,750	2,454
Time Warner Inc. 6.20% 2040	5,450	6,818
MGM Resorts International 13.00% 2013	3,125	3,539
MGM Resorts International 5.875% 2014	3,200	3,344
MGM Resorts International 6.875% 2016	1,000	1,050
MGM Resorts International 7.50% 2016	1,875	2,016
MGM Resorts International 6.75% 20203	875	877
MGM Resorts International 7.75% 2022	2,000	2,100
News America Inc. 9.25% 2013	2,500	2,565
News America Inc. 4.50% 2021	7,930	8,968
News America Inc. 6.15% 2037	1,000	1,204
Daimler Finance NA LLC 2.625% 20163	8,000	8,356
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,650	4,213
Volkswagen International Finance NV 1.625% 20133	4,750	4,798
Volkswagen International Finance NV 4.00% 20203	4,200	4,644
Home Depot, Inc. 4.40% 2021	7,500	8,888
Virgin Media Secured Finance PLC 5.25% 2021	6,415	7,457
J.C. Penney Co., Inc. 5.75% 2018	4,835	4,617
J.C. Penney Co., Inc. 5.65% 2020	2,960	2,686
Boyd Gaming Corp. 6.75% 2014	1,000	1,005
Boyd Gaming Corp. 7.125% 2016	2,350	2,338
Boyd Gaming Corp. 9.125% 2018	3,600	3,798
Univision Communications Inc., Term Loan B, 4.466% 20171,2,6	6,852	6,784
Michaels Stores, Inc., Term Loan B3, 5.00% 20161,2,6	1,434	1,449
Michaels Stores, Inc., Term Loan B2, 5.00% 20161,2,6	486	491
Michaels Stores, Inc. 13.00% 2016	587	618
Michaels Stores, Inc. 7.75% 2018	3,400	3,663
Walt Disney Co. 5.50% 2019	5,000	6,119
Limited Brands, Inc. 8.50% 2019	1,421	1,719
Limited Brands, Inc. 7.00% 2020	175	199
Limited Brands, Inc. 6.625% 2021	3,320	3,785
PETCO Animal Supplies, Inc. 9.25% 20183	5,000	5,575
Neiman Marcus Group, Inc. 10.375% 2015	550	562
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,6	4,975	5,011
WPP Finance 2010 4.75% 2021	5,060	5,555
Omnicom Group Inc. 3.625% 2022	5,000	5,293
Cinemark USA, Inc., Term Loan, 3.48% 20161,2,6	800	805
Cinemark USA, Inc. 8.625% 2019	4,000	4,460
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,085
DISH DBS Corp. 4.625% 20173	1,050	1,079
DISH DBS Corp 7.875% 2019	700	817
DISH DBS Corp 6.75% 2021	2,775	3,039
Needle Merger Sub Corp. 8.125% 20193	4,500	4,612
Revel Entertainment, Term Loan B, 9.00% 20171,2,6	5,800	4,609
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	2,012
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,175
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,6	1,544	1,543
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	866
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	547
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,6	1,185	1,167
FCE Bank PLC 7.125% 2013	€3,000	3,920
Cox Communications, Inc. 5.45% 2014	$3,500	3,852
Target Corp. 6.00% 2018	3,000	3,724
Academy, Ltd., Term Loan B, 6.00% 20181,2,6	3,474	3,492
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20163	2,000	2,145
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,000	1,072
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	2,053
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,051
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20171,2,6	1,360	1,377
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,639
Staples, Inc. 9.75% 2014	2,250	2,490
Mohegan Tribal Gaming Authority 11.00% 20182,3,7	3,300	2,343
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,300
UPC Germany GmbH 7.50% 2019	€1,250	1,759
Seminole Tribe of Florida 5.798% 20131,3	$520	536
Seminole Tribe of Florida 7.804% 20201,3	1,020	1,046
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,341
Cablevision Systems Corp. 5.875% 2022	1,000	1,000
Warner Music Group 9.50% 2016	775	850
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	515
		307,920

FEDERAL AGENCY BONDS & NOTES — 3.21%
Freddie Mac 0.375% 2013	15,000	15,028
Freddie Mac 2.50% 2014	10,000	10,355
Freddie Mac 5.00% 2014	10,000	10,852
Freddie Mac 0.50% 2015	20,000	20,121
Freddie Mac 1.25% 2019	48,500	48,489
Federal Home Loan Bank 3.625% 2013	25,000	25,898
Federal Home Loan Bank 2.50% 2014	20,000	20,765
Federal Home Loan Bank 5.50% 2014	5,250	5,767
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,806
Fannie Mae 4.625% 2013	6,700	6,870
Fannie Mae 2.50% 2014	6,250	6,481
Fannie Mae 3.00% 2014	8,500	8,954
Fannie Mae 0.50% 2015	11,750	11,794
Fannie Mae 1.25% 2016	10,000	10,261
Fannie Mae 5.375% 2016	2,080	2,457
Tennessee Valley Authority 5.88% 2036	3,750	5,269
Tennessee Valley Authority 5.25% 2039	10,500	13,882
CoBank ACB 7.875% 20183	2,285	2,850
CoBank ACB 0.989% 20222,3	14,990	12,271
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.617% 20122	15,000	15,018
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,010
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,575
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,185
		282,958

HEALTH CARE — 2.87%
Express Scripts Inc. 2.75% 20143	8,750	9,091
Express Scripts Inc. 6.25% 2014	2,020	2,202
Express Scripts Inc. 3.125% 2016	19,500	20,816
Express Scripts Inc. 2.65% 20173	5,000	5,246
Gilead Sciences, Inc. 2.40% 2014	4,780	4,946
Gilead Sciences, Inc. 3.05% 2016	3,815	4,105
Gilead Sciences, Inc. 4.40% 2021	10,755	12,250
Gilead Sciences, Inc. 5.65% 2041	5,000	6,286
Roche Holdings Inc. 6.00% 20193	20,980	26,362
Novartis Capital Corp. 1.90% 2013	10,000	10,092
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,386
Biogen Idec Inc. 6.00% 2013	14,000	14,307
Amgen Inc. 2.50% 2016	5,000	5,256
Amgen Inc. 2.125% 2017	7,390	7,641
Amgen Inc. 5.375% 2043	1,155	1,346
Cardinal Health, Inc. 4.00% 2015	2,715	2,927
Cardinal Health, Inc. 5.80% 2016	1,235	1,446
Cardinal Health, Inc. 1.90% 2017	2,370	2,415
Cardinal Health, Inc. 4.625% 2020	5,880	6,703
Pfizer Inc 6.20% 2019	8,930	11,394
VWR Funding, Inc., Series B, 10.25% 20157	5,732	5,868
VWR Funding, Inc. 7.25% 20173	2,500	2,542
Sanofi 0.672% 20142	7,500	7,537
Quintiles, Term Loan B, 5.00% 20181,2,6	7,308	7,362
PTS Acquisition Corp. 9.50% 20157	6,011	6,154
Patheon Inc. 8.625% 20173	5,870	6,017
Boston Scientific Corp. 6.00% 2020	4,950	5,894
McKesson Corp. 3.25% 2016	5,456	5,876
Schering-Plough Corp. 5.375% 2014	€3,955	5,561
Johnson & Johnson 0.525% 20142	$5,000	5,017
inVentiv Health Inc. 10.25% 20183	5,650	5,000
Symbion Inc. 8.00% 2016	3,825	3,940
Centene Corp. 5.75% 2017	3,600	3,870
HCA Inc. 6.375% 2015	1,000	1,083
HCA Inc., Term Loan B2, 3.612% 20171,2,6	1,910	1,915
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,588
Grifols Inc. 8.25% 2018	2,194	2,435
Tenet Healthcare Corp. 7.375% 2013	1,000	1,021
Tenet Healthcare Corp. 9.25% 2015	1,245	1,407
DJO Finance LLC 9.875% 20183	1,985	1,970
Kinetic Concepts, Inc. 12.50% 20193	2,000	1,900
VPI Escrow Corp. 6.375% 20203	1,495	1,532
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,150	1,261
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	466
		253,433

INDUSTRIALS — 2.85%
Volvo Treasury AB 5.95% 20153	34,000	37,263
Burlington Northern Santa Fe LLC 7.00% 2014	6,480	7,030
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,584
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,839
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,655
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,402
Burlington Northern Santa Fe LLC 3.05% 2022	2,700	2,801
BNSF Funding Trust I 6.613% 20552	1,680	1,873
Norfolk Southern Corp. 5.75% 2016	5,270	6,056
Norfolk Southern Corp. 3.00% 2022	10,250	10,663
Norfolk Southern Corp. 4.837% 2041	8,061	9,315
United Technologies Corp. 1.80% 2017	2,340	2,430
United Technologies Corp. 3.10% 2022	8,745	9,341
United Technologies Corp. 4.50% 2042	8,630	9,727
Waste Management, Inc. 4.60% 2021	12,860	14,678
Union Pacific Corp. 5.125% 2014	2,300	2,436
Union Pacific Corp. 4.00% 2021	7,500	8,456
Union Pacific Corp. 4.163% 2022	2,314	2,643
Canadian National Railway Co. 4.95% 2014	1,430	1,512
Canadian National Railway Co. 5.55% 2018	5,000	6,017
Canadian National Railway Co. 2.85% 2021	5,000	5,300
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,6	1,514	1,502
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20061,5,8	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	77	79
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	407	412
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	1,227	1,313
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	2,333	2,531
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	655	712
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	907	955
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	482	524
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	2,340	2,624
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	1,073	1,224
Northrop Grumman Corp. 5.05% 2019	6,180	7,277
Northwest Airlines, Inc., Term Loan A, 2.12% 20181,2,6	6,912	6,497
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,214
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	519
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,132
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 20203	2,500	2,497
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20121,2,6	1,151	1,171
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.262% 20141,2,6	222	145
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20141,2,6	7,564	4,955
Republic Services, Inc. 5.00% 2020	5,000	5,801
CSX Corp. 6.25% 2015	5,000	5,701
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.45% 20141,2,6	64	64
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.45% 20141,2,6	61	61
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,439
General Electric Capital Corp. 2.30% 2017	5,000	5,146
ABB Finance (USA) Inc. 1.625% 2017	3,030	3,083
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,461
Ply Gem Industries, Inc. 8.25% 2018	4,250	4,457
Esterline Technologies Corp. 6.625% 2017	1,335	1,387
Esterline Technologies Corp. 7.00% 2020	2,475	2,760
ARAMARK Corp. 3.945% 20152	200	200
ARAMARK Corp. 8.50% 2015	2,175	2,229
ARAMARK Corp. 8.625% 20162,3,7	1,000	1,028
Atlas Copco AB 5.60% 20173	2,340	2,760
BE Aerospace, Inc. 5.25% 2022	2,475	2,580
US Investigations Services, Inc. 11.75% 20163	3,010	2,528
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,993
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,704
Euramax International, Inc. 9.50% 2016	1,775	1,633
Hutchison Whampoa International Ltd. 6.50% 20133	972	992
Florida East Coast Railway Corp. 8.125% 2017	800	846
ADS Waste Escrow, Term Loan B, 5.25% 20191,2,6	475	478
ADS Waste Escrow 8.25% 20203	325	332
Odebrecht Finance Ltd 6.00% 20233	500	558
John Deere Capital Corp., Series D, 4.50% 2013	500	511
TransDigm Inc. 7.75% 2018	210	233
		251,269

UTILITIES — 2.39%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	13,166
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,909
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,592
CMS Energy Corp. 8.75% 2019	2,000	2,607
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	20,377
Public Service Co. of Colorado 5.80% 2018	7,860	9,625
Public Service Co. of Colorado 3.20% 2020	5,000	5,483
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	4,860	4,865
Ohio Edison Co. 6.40% 2016	7,750	9,194
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	10,121
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	15,740
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,327
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	9,318
PG&E Corp. 5.75% 2014	2,000	2,143
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,533
Tampa Electric Co. 2.60% 2022	4,250	4,310
Tampa Electric Co. 4.10% 2042	3,240	3,392
Virginia Electric and Power Co. 2.95% 2022	7,000	7,433
Wisconsin Electric Power Co. 2.95% 2021	6,445	6,804
PSEG Power LLC 2.75% 2016	3,400	3,538
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,982
E.ON International Finance BV 5.80% 20183	5,000	6,060
Veolia Environnement 6.00% 2018	4,000	4,670
Veolia Environnement 6.125% 2033	€700	1,139
CEZ, a s 4.25% 20223	$5,285	5,654
Niagara Mohawk Power 3.553% 20143	2,625	2,756
National Grid PLC 6.30% 2016	2,315	2,696
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,975
NV Energy, Inc 6.25% 2020	1,500	1,741
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	4,160	4,600
Iberdrola Finance Ireland 3.80% 20143	3,410	3,473
AES Corp. 8.00% 2020	2,000	2,335
AES Corp. 7.375% 2021	975	1,116
NRG Energy, Inc. 6.625% 20233	3,000	3,071
TXU, Term Loan, 4.728% 20171,2,6	3,749	2,589
Intergen Power 9.00% 20173	2,000	1,935
Midwest Generation, LLC, Series B, 8.56% 20161	1,307	1,202
		211,471

CONSUMER STAPLES — 2.05%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,427
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,790
Anheuser-Busch InBev NV 1.375% 2017	2,510	2,544
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,399
Anheuser-Busch InBev NV 7.75% 2019	8,065	10,927
Anheuser-Busch InBev NV 2.50% 2022	2,790	2,836
Anheuser-Busch InBev NV 3.75% 2042	2,090	2,108
Kroger Co. 5.00% 2013	4,500	4,599
Kroger Co. 7.50% 2014	5,650	6,141
Kroger Co. 3.90% 2015	7,500	8,160
Kroger Co. 2.20% 2017	2,310	2,369
Kraft Foods Inc. 2.625% 2013	2,555	2,585
Kraft Foods Inc. 1.625% 20153	3,880	3,941
Kraft Foods Inc. 2.25% 20173	4,660	4,804
Kraft Foods Inc. 3.50% 20223	8,200	8,684
British American Tobacco International Finance PLC 2.125% 20173	2,025	2,074
British American Tobacco International Finance PLC 9.50% 20183	10,137	14,151
SABMiller Holdings Inc. 2.45% 20173	14,570	15,258
Coca-Cola Co. 1.50% 2015	8,110	8,365
Coca-Cola Co. 3.15% 2020	6,285	6,869
Tesco PLC 5.50% 20173	10,035	11,755
Tesco PLC 5.50% 2033	£330	604
Altria Group, Inc. 9.95% 2038	$3,200	5,403
Altria Group, Inc. 10.20% 2039	3,100	5,334
Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,205
Pernod Ricard SA 4.45% 20223	7,500	8,286
PepsiCo, Inc. 2.50% 2016	5,000	5,283
Albertson’s, Inc. 7.25% 2013	1,790	1,826
SUPERVALU Inc. 8.00% 2016	1,950	1,750
SUPERVALU Inc., Term Loan B, 8.00% 20181,2,6	698	704
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,462
Stater Bros. Holdings Inc. 7.375% 2018	500	541
BFF International Ltd. 7.25% 20203	1,400	1,691
		180,875

TELECOMMUNICATION SERVICES — 1.62%
Koninklijke KPN NV 8.375% 2030	16,710	22,427
Telecom Italia Capital SA 6.999% 2018	7,220	7,996
Telecom Italia Capital SA 7.175% 2019	3,343	3,702
Telecom Italia Capital SA 6.375% 2033	2,087	1,915
Telecom Italia Capital SA 7.20% 2036	1,749	1,723
Telecom Italia Capital SA 7.721% 2038	5,009	5,059
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,463
Deutsche Telekom International Finance BV 3.125% 20163	5,495	5,784
Deutsche Telekom International Finance BV 9.25% 2032	5,403	8,551
Telefónica Emisiones, SAU 3.992% 2016	4,250	4,239
Telefónica Emisiones, SAU 5.134% 2020	2,800	2,754
Telefónica Emisiones, SAU 5.462% 2021	5,025	4,937
Telefónica Europe BV 8.25% 2030	1,175	1,251
Verizon Communications Inc. 7.375% 2013	5,000	5,375
Verizon Communications Inc. 8.50% 2018	1,000	1,403
Verizon Communications Inc. 8.75% 2018	3,750	5,243
SBC Communications Inc. 5.10% 2014	2,700	2,937
AT&T Inc. 1.70% 2017	8,030	8,281
Frontier Communications Corp. 8.25% 2017	4,400	5,016
Frontier Communications Corp. 8.125% 2018	1,100	1,243
Frontier Communications Corp. 8.50% 2020	1,100	1,249
Frontier Communications Corp. 9.25% 2021	2,100	2,441
Frontier Communications Corp. 8.75% 2022	425	485
Nextel Communications, Inc., Series F, 5.95% 2014	195	196
Nextel Communications, Inc., Series D, 7.375% 2015	2,898	2,916
Sprint Nextel Corp. 9.125% 2017	1,400	1,593
Sprint Nextel Corp. 9.00% 20183	2,000	2,405
Sprint Nextel Corp. 7.00% 2020	2,000	2,088
Sprint Nextel Corp. 11.50% 2021	925	1,162
Wind Acquisition SA 11.75% 20173	4,550	4,311
Wind Acquisition SA 7.25% 20183	3,000	2,865
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	3,100	3,085
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	1,000	995
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20163	1,575	1,717
Cricket Communications, Inc. 7.75% 2016	3,000	3,180
Cricket Communications, Inc. 7.75% 2020	150	147
Vodafone Group PLC, Term Loan B, 6.25% 20161,6,7,8	3,145	3,255
Crown Castle International Corp. 9.00% 2015	1,450	1,566
Crown Castle International Corp. 7.125% 2019	1,000	1,090
LightSquared, Term Loan B, 12.00% 20141,5,6,7	3,304	2,325
Digicel Group Ltd. 8.25% 20203	1,800	1,899
France Télécom 4.375% 2014	775	820
		143,089

MATERIALS — 1.22%
ArcelorMittal 4.75% 20172	10,400	10,213
ArcelorMittal 5.75% 20212	11,760	11,225
ArcelorMittal 6.50% 20222	1,175	1,160
ArcelorMittal 7.00% 20412	3,820	3,447
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,226
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,700	7,726
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,176
Cliffs Natural Resources Inc. 4.875% 2021	9,785	9,596
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,365
Teck Resources Ltd. 3.15% 2017	2,880	2,998
Teck Resources Ltd. 6.25% 2041	4,000	4,373
Reynolds Group Inc. 7.875% 2019	1,275	1,383
Reynolds Group Inc. 9.875% 2019	260	278
Reynolds Group Inc. 5.75% 20203	5,685	5,692
Newcrest Finance Pty Ltd. 4.45% 20213	5,330	5,476
Newcrest Finance Pty Ltd. 4.20% 20223	1,330	1,342
Ecolab Inc. 3.00% 2016	5,455	5,872
Georgia Gulf Corp. 9.00% 20173	3,100	3,480
Consolidated Minerals Ltd. 8.875% 20163	3,665	3,024
Ball Corp. 7.125% 2016	1,705	1,854
Ball Corp. 5.75% 2021	835	904
Packaging Dynamics Corp. 8.75% 20163	2,595	2,751
Graphic Packaging International, Inc. 7.875% 2018	2,000	2,225
Ryerson Inc. 9.00% 20173	1,925	1,976
FMG Resources 6.00% 20173	1,300	1,216
Inmet Mining Corp. 8.75% 20203	1,000	1,040
		108,018

INFORMATION TECHNOLOGY — 0.82%
International Business Machines Corp. 0.75% 2015	3,610	3,636
International Business Machines Corp. 1.95% 2016	9,825	10,273
International Business Machines Corp. 5.70% 2017	7,500	9,205
First Data Corp. 9.875% 2015	245	250
First Data Corp. 10.55% 20157	12	12
First Data Corp. 11.25% 2016	1,500	1,462
First Data Corp., Term Loan D, 5.217% 20171,2,6	2,748	2,717
First Data Corp. 7.375% 20193	3,500	3,627
First Data Corp. 8.75% 20222,3,7	4,641	4,699
Jabil Circuit, Inc. 8.25% 2018	5,300	6,320
SunGard Data Systems Inc. 7.375% 2018	1,800	1,939
SunGard Data Systems Inc. 7.625% 2020	3,100	3,379
Freescale Semiconductor, Inc., Term Loan, 4.481% 20161,2,6	995	974
Freescale Semiconductor, Inc. 10.125% 20183	3,868	4,274
SRA International, Inc., Term Loan B, 6.50% 20181,2,6	2,451	2,431
SRA International, Inc. 11.00% 2019	1,625	1,666
NXP BV and NXP Funding LLC 10.00% 20139	3,398	3,602
Advanced Micro Devices, Inc. 8.125% 2017	2,475	2,618
Blackboard Inc., Term Loan B, 7.50% 20181,2,6	2,134	2,157
Lawson Software, Inc., Term Loan B, 5.25% 20181,2,6	1,000	1,005
Lawson Software, Inc. 9.375% 20193	1,000	1,115
Xerox Corp. 2.95% 2017	1,670	1,728
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,564
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,397
		72,050

MUNICIPALS — 0.50%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	13,450	18,748
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,674
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,321
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,055
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,716
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	662	672
		44,186

ASSET-BACKED OBLIGATIONS1 — 0.05%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,897
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,844
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.317% 20372	1,583	140
		4,881

Total bonds, notes & other debt instruments (cost: $7,789,726,000)		8,221,020

Preferred securities — 0.01%	Shares

FINANCIALS — 0.01%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	39,600	1,036

Total preferred securities (cost: $785,000)		1,036

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.3,8,10	50,013	507
Adelphia Recovery Trust, Series ACC-6B8,10	500,000	3
Adelphia Recovery Trust, Series ACC-18,10	2,409,545	—

Total common stocks (cost: $1,027,000)		510

	Principal amount	Value
Short-term securities — 14.23%	(000)	(000)

Federal Home Loan Bank 0.11%–0.18% due 10/10/2012–2/26/2013	$324,400	$324,327
Freddie Mac 0.13%–0.16% due 10/15/2012–2/25/2013	252,500	252,430
Fannie Mae 0.10%–0.16% due 10/1/2012–3/20/2013	141,400	141,351
Straight-A Funding LLC 0.18% due 10/1–12/3/20123	78,428	78,413
Chariot Funding, LLC 0.21% due 12/13/20123	50,000	49,986
Jupiter Securitization Co., LLC 0.19% due 11/19/20123	20,700	20,693
U.S. Treasury Bills 0.105%–0.136% due 10/18/2012–2/14/2013	63,000	62,987
Procter & Gamble Co. 0.15% due 12/12/20123	50,000	49,989
Wal-Mart Stores, Inc. 0.09%–0.12% due 10/11–10/25/20123	41,000	40,998
Variable Funding Capital Company LLC 0.17% due 11/9/20123	38,600	38,593
Federal Farm Credit Banks 0.11%–0.14% due 12/26/2012–1/22/2013	37,000	36,988
E.I. duPont de Nemours and Co. 0.13%–0.15% due 10/16–11/13/20123	35,400	35,395
Coca-Cola Co. 0.21% due 11/14/20123	25,000	24,994
Walt Disney Co. 0.12% due 11/16/20123	23,000	22,996
United Technologies Corp. 0.12% due 10/23/20123	21,700	21,698
AstraZeneca PLC 0.14% due 11/29/20123	20,000	19,991
Pfizer Inc 0.08% due 10/9/20123	13,500	13,500
Private Export Funding Corp. 0.13% due 10/5/20123	11,800	11,800
Chevron Corp. 0.09% due 11/13/20123	9,500	9,499

Total short-term securities (cost: $1,256,587,000)		1,256,628

Total investment securities (cost: $9,048,125,000)		9,479,194
Other assets less liabilities		(650,737)

Net assets		$8,828,457

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation) at
			Receive	Deliver	9/30/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	10/24/2012	Citibank	$14,148	€10,930	$99
Euros	10/29/2012	Bank of New York Mellon	$5,569	€4,300	42
Euros	10/31/2012	UBS AG	$6,459	€5,020	6
Japanese yen	10/15/2012	UBS AG	$38,634	¥3,008,941	72
Swedish kronor	10/17/2012	Barclays Bank PLC	$2,158	SKr14,267	(13)
Swedish kronor	10/24/2012	Barclays Bank PLC	$2,885	SKr18,881	13
					$219

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,147,915,000, which represented 13.00% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.
5Scheduled interest and/or principal payment was not received.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $72,874,000, which represented .83% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,765,000, which represented .04% of the net assets of the fund.

9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 7/17/2009 at a cost of $3,208,000) may be subject to legal or contractual restrictions on resale.

10Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Mortgage-backed obligations	$—	$3,273,299	$—	$3,273,299
	Corporate bonds & notes	—	2,363,209	—	2,363,209
	U.S. Treasury bonds & notes	—	1,905,488	—	1,905,488
	Bonds & notes of governments &
	government agencies outside the U.S.	—	346,999	—	346,999
	Federal agency bonds & notes	—	282,958	—	282,958
	Municipals	—	44,186	—	44,186
	Asset-backed obligations	—	4,881	—	4,881
	Preferred securities	—	1,036	—	1,036
	Common stocks	—	—	510	510
	Short-term securities	—	1,256,628	—	1,256,628
Total		$—	$9,478,684	$510	$9,479,194

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts		$—	$232	$—	$232
Liabilities:
Unrealized depreciation on open forward currency contracts		—	(13)	—	(13)
Total		$—	$219	$—	$219

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$447,752
Gross unrealized depreciation on investment securities	(21,601)
Net unrealized appreciation on investment securities	426,151
Cost of investment securities for federal income tax purposes	9,053,043

Key to abbreviations and symbols

C$ = Canadian dollars	¥ = Japanese yen
€ = Euros	MXN = Mexican pesos
£ = British pounds	SKr = Swedish kronor

Global Bond FundSM
Investment portfolio

September 30, 2012
unaudited

Bonds, notes & other debt instruments — 93.20%	Principal amount (000)	Value (000)

JAPANESE YEN — 12.74%
Japanese Government, Series 248, 0.70% 2013	¥1,120,000	US$ 14,391
Japanese Government, Series 269, 1.30% 2015	4,455,000	58,775
Japanese Government, Series 284, 1.70% 2016	3,883,500	53,003
Japanese Government, Series 288, 1.70% 2017	215,000	2,960
Japanese Government, Series 296, 1.50% 2018	971,600	13,336
Japanese Government, Series 299, 1.30% 2019	5,198,550	70,696
Japanese Government, Series 310, 1.00% 2020	6,186,400	82,184
Japanese Government, Series 315, 1.20% 2021	425,000	5,714
Japanese Government, Series 21, 2.30% 2035	1,330,000	18,824
Japanese Government, Series 29, 2.40% 2038	313,200	4,496
		324,379

EUROS — 12.29%
German Government, Series 154, 2.25% 2014	€19,120	25,416
German Government 4.25% 2014	4,830	6,668
German Government, Series 5, 3.25% 2015	1,935	2,705
German Government 1.50% 20161	5,414	7,733
German Government, Series 159, 2.00% 2016	10,410	14,212
German Government, Series 6, 3.75% 2017	6,450	9,487
German Government 4.25% 2017	12,400	18,797
German Government 1.75% 20201	6,452	9,975
German Government 5.625% 2028	275	524
German Government 6.25% 2030	7,400	15,255
German Government, Series 00, 5.50% 2031	1,000	1,943
German Government, Series 8, 4.75% 2040	1,510	2,965
German Government 3.25% 2042	1,440	2,275
Netherlands Government Eurobond 4.25% 2013	16,000	21,243
Netherlands Government Eurobond 4.50% 2017	3,250	4,921
Netherlands Government Eurobond 3.75% 2042	4,125	6,774
Austrian Government, Series 2, 4.65% 2018	20,150	30,798
Irish Government 5.50% 2017	6,200	8,597
Irish Government 5.90% 2019	1,500	2,046
Irish Government 5.00% 2020	9,500	12,045
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	2,000	2,602
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	6,950	10,146
Spanish Government 4.60% 2019	3,300	4,056
Spanish Government 4.00% 2020	3,500	4,061
Spanish Government 4.70% 2041	4,125	4,011
Barclays Bank PLC 4.00% 20192	3,450	5,135
Barclays Bank PLC 6.00% 2021	3,150	4,111
Koninklijke KPN NV 3.75% 2020	3,750	5,107
Koninklijke KPN NV 4.50% 2021	1,600	2,269
Portuguese Government 4.95% 2023	4,250	3,974
Portuguese Government 4.10% 2037	3,850	2,755
Canadian Government 3.50% 2020	4,000	6,102
Hungarian Government 5.75% 2018	2,075	2,657
Hungarian Government 6.00% 2019	2,325	3,003
Aviva PLC, junior subordinated 5.70% (undated)3	3,260	3,723
European Investment Bank 4.75% 2017	2,370	3,617
Merrill Lynch & Co., Inc. 4.625% 2018	2,735	3,519
Royal Bank of Scotland PLC 6.934% 2018	2,670	3,504
HBOS PLC 4.375% 20193	155	173
Lloyds TSB Bank PLC 6.50% 2020	2,250	2,921
AT&T Inc. 6.125% 2015	2,100	3,061
KfW 4.375% 2013	2,050	2,750
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,469
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	1,800	2,385
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,168
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,783
Deutsche Telekom International Finance BV 7.50% 2033	875	1,707
HSBC Holdings PLC 6.00% 2019	1,150	1,700
Daimler AG, Series 6, 4.125% 2017	1,150	1,640
Roche Holdings, Inc. 5.625% 2016	925	1,378
Telecom Italia SpA 7.75% 2033	1,000	1,376
Imperial Tobacco Finance PLC 8.375% 2016	850	1,335
Anheuser-Busch InBev NV 8.625% 2017	750	1,271
National Grid Transco PLC 5.00% 2018	725	1,103
Novartis Finance SA, 4.25% 2016	750	1,086
Schering-Plough Corp. 5.375% 2014	645	907
France Télécom 5.625% 2018	500	777
CRH Finance BV 7.375% 20143	375	530
GlaxoSmithKline Capital PLC 5.125% 2012	400	519
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)3	400	493
Veolia Environnement 6.125% 2033	250	407
Wind Acquisition SA 7.375% 2018	200	239
		312,909

SWEDISH KRONOR — 3.89%
Swedish Government, Series 1041, 6.75% 2014	SKr 21,250	3,544
Swedish Government, Series 1049, 4.50% 2015	62,000	10,423
Swedish Government, Series 1051, 3.75% 2017	308,920	53,216
Swedish Government, Series 105, 4.25% 2019	52,000	9,435
Swedish Government, Series 105, 3.50% 2022	125,120	22,526
		99,144

MEXICAN PESOS — 3.82%
United Mexican States Government, Series M, 7.00% 2014	MXN 87,500	7,096
United Mexican States Government, Series MI10, 9.50% 2014	92,500	7,918
United Mexican States Government, Series M10, 8.00% 2015	42,500	3,610
United Mexican States Government, Series M, 6.25% 2016	225,500	18,377
United Mexican States Government, Series M10, 7.25% 2016	235,000	19,903
United Mexican States Government, Series M10, 7.75% 2017	182,900	16,026
United Mexican States Government, Series M, 8.00% 2020	78,000	7,166
United Mexican States Government, Series M30, 10.00% 2036	155,000	17,252
		97,348

POLISH ZLOTY — 3.63%
Polish Government, Series 0414, 5.75% 2014	PLN105,450	33,770
Polish Government, Series 1017, 5.25% 2017	133,605	43,672
Polish Government, Series 1020, 5.25% 2020	20,000	6,531
Polish Government, Series 1021, 5.75% 2021	25,000	8,419
		92,392

BRITISH POUNDS — 3.02%
United Kingdom 2.25% 2014	£2,640	4,389
United Kingdom 2.00% 2016	6,240	10,621
United Kingdom 3.75% 2019	3,240	6,179
United Kingdom 3.75% 2020	2,500	4,794
United Kingdom 3.75% 2021	11,620	22,388
United Kingdom 5.00% 2025	2,500	5,421
United Kingdom 4.75% 2030	1,000	2,150
United Kingdom 4.25% 2040	7,430	14,774
RSA Insurance Group PLC 9.375% 20393	569	1,112
RSA Insurance Group PLC 8.50% (undated)3	900	1,582
Time Warner Cable Inc. 5.75% 2031	625	1,187
France Télécom 5.00% 2016	500	897
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	848
Wal-Mart Stores, Inc. 5.625% 2034	100	211
Tesco PLC 5.50% 2033	100	183
		76,736

SOUTH KOREAN WON — 2.58%
South Korean Government 3.75% 2013	KRW 7,250,000	6,566
South Korean Government, Series 1303, 5.25% 2013	13,550,190	12,322
South Korean Government, Series 1703, 3.50% 2017	16,800,000	15,536
South Korean Government 5.50% 2017	30,934,300	31,209
		65,633

CANADIAN DOLLARS — 1.57%
Canadian Government 2.00% 2014	$ C3,375	3,505
Canadian Government 2.00% 2014	3,000	3,093
Canadian Government 4.50% 2015	4,340	4,811
Canadian Government 4.25% 2018	500	590
Canadian Government 3.25% 2021	8,720	10,055
Canada Housing Trust 4.10% 2018	250	289
Canada Housing Trust 3.35% 2020	4,750	5,327
Province of Ontario, Series HC, 9.50% 2022	250	401
Province of Ontario 4.60% 2039	3,125	3,871
Province of Manitoba 4.25% 2018	2,750	3,137
Province de Québec 5.25% 2013	625	661
Province de Québec 9.375% 2023	250	399
Hydro One Inc. 5.49% 2040	750	1,001
Rogers Communications Inc. 5.80% 2016	625	713
Province of New Brunswick 6.75% 2017	500	620
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	560
Bank of Nova Scotia 5.04% 2013	250	259
Toronto-Dominion Bank 4.854% 2013	250	258
Thomson Reuters Corp. 5.70% 2015	150	169
Bank of Montreal 5.18% 2015	150	166
TransCanada PipeLines Ltd. 5.05% 2014	125	133
		40,018

HUNGARIAN FORINTS — 1.51%
Hungarian Government, Series 17/B, 6.75% 2017	HUF5,058,710	22,845
Hungarian Government, Series 17/A, 6.75% 2017	3,470,000	15,657
		38,502

NORWEGIAN KRONER — 1.30%
Norwegian Government 5.00% 2015	NKr 65,000	12,413
Norwegian Government 4.25% 2017	105,210	20,680
		33,093

MALAYSIAN RINGGITS — 1.30%
Malaysian Government, Series 0204, 5.094% 2014	MYR23,860	8,052
Malaysian Government, Series 0207, 3.814% 2017	28,000	9,363
Malaysian Government, Series 0210, 4.012% 2017	41,000	13,836
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,707
		32,958

SINGAPORE DOLLARS — 0.90%
Singapore (Republic of) 3.75% 2016	$ S24,885	22,978

DANISH KRONER — 0.70%
Kingdom of Denmark 2.50% 2016	DKr 4,000	753
Kingdom of Denmark 4.00% 2017	84,000	17,050
		17,803

AUSTRALIAN DOLLARS — 0.67%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	13,539
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,387
European Investment Bank 6.125% 2017	1,000	1,129
		17,055

ISRAELI SHEKELS — 0.60%
Israeli Government 4.50% 2015	ILS16,535	4,424
Israeli Government 5.50% 2017	38,610	10,903
		15,327

PHILIPPINE PESOS — 0.25%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,464
Philippines (Republic of) 4.95% 2021	80,000	2,028
Philippines (Republic of) 6.25% 2036	35,000	941
		6,433

SOUTH AFRICAN RAND — 0.19%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR49,000	4,832

BRAZILIAN REAIS — 0.07%
Brazil (Federal Republic of) 6.00% 20151	BRL2,147	1,165
Brazil (Federal Republic of) 10.00% 2017	1,000	510
		1,675

U.S. DOLLARS — 42.17%
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20222	US$ 1,747	1,793
Fannie Mae 3.50% 20252	5,452	5,808
Fannie Mae 3.50% 20252	3,660	3,899
Fannie Mae 2.50% 20272	28,220	29,600
Fannie Mae 2.50% 20272	5,250	5,525
Fannie Mae 2.50% 20272	5,000	5,262
Fannie Mae 2.50% 20272	250	263
Fannie Mae 3.00% 20272	26,750	28,355
Fannie Mae 3.00% 20272	23,500	24,877
Fannie Mae 3.50% 20272	15,790	16,804
Fannie Mae 4.00% 20272	1,500	1,605
Fannie Mae 5.00% 20352	860	941
Fannie Mae 6.50% 20362	671	756
Fannie Mae 6.00% 20372	1,578	1,748
Fannie Mae 6.00% 20372	1,274	1,409
Fannie Mae 6.00% 20372	460	509
Fannie Mae 6.00% 20372	142	157
Fannie Mae 6.00% 20372	137	152
Fannie Mae 6.00% 20372	81	89
Fannie Mae 6.00% 20372	59	66
Fannie Mae 5.00% 20382	518	566
Fannie Mae 5.332% 20382,3	243	261
Fannie Mae 5.50% 20382	783	858
Fannie Mae 6.00% 20382	3,895	4,314
Fannie Mae 6.00% 20382	2,459	2,724
Fannie Mae 6.00% 20382	1,728	1,916
Fannie Mae 6.00% 20382	1,415	1,566
Fannie Mae 6.00% 20382	544	601
Fannie Mae 6.00% 20382	509	567
Fannie Mae 6.00% 20382	441	488
Fannie Mae 6.00% 20382	156	173
Fannie Mae 3.516% 20392,3	22	23
Fannie Mae 3.816% 20392,3	7	7
Fannie Mae 3.892% 20392,3	7	7
Fannie Mae 3.913% 20392,3	120	126
Fannie Mae 3.941% 20392,3	7	7
Fannie Mae 3.955% 20392,3	205	216
Fannie Mae 5.50% 20392	2,423	2,657
Fannie Mae 6.00% 20392	6,409	7,098
Fannie Mae 6.00% 20392	444	492
Fannie Mae 4.00% 20402	4,423	4,863
Fannie Mae 4.00% 20402	1,919	2,109
Fannie Mae 4.50% 20402	2,271	2,465
Fannie Mae 4.50% 20402	1,297	1,408
Fannie Mae 4.50% 20402	1,209	1,313
Fannie Mae 6.00% 20402	5,526	6,119
Fannie Mae 6.00% 20402	742	820
Fannie Mae 6.00% 20402	323	357
Fannie Mae 2.911% 20412,3	869	918
Fannie Mae 3.50% 20412	3,541	3,802
Fannie Mae 3.569% 20412,3	3,096	3,285
Fannie Mae 4.00% 20412	11,048	12,146
Fannie Mae 4.00% 20412	4,638	5,099
Fannie Mae 4.00% 20412	2,393	2,582
Fannie Mae 4.00% 20412	1,103	1,213
Fannie Mae 4.00% 20412	726	798
Fannie Mae 4.00% 20412	241	260
Fannie Mae 4.50% 20412	4,792	5,212
Fannie Mae 3.50% 20422	15,431	16,621
Fannie Mae 3.50% 20422	14,418	15,480
Fannie Mae 3.50% 20422	13,695	14,787
Fannie Mae 3.50% 20422	13,670	14,661
Fannie Mae 3.50% 20422	11,565	12,487
Fannie Mae 3.50% 20422	4,790	5,125
Fannie Mae 3.50% 20422	3,808	4,109
Fannie Mae 3.50% 20422	2,952	3,203
Fannie Mae 3.50% 20422	2,300	2,492
Fannie Mae 3.50% 20422	665	718
Fannie Mae 3.50% 20422	337	364
Fannie Mae 6.00% 20422	8,500	9,390
U.S. Treasury 0.625% 2013	2,250	2,255
U.S. Treasury 2.75% 2013	13,000	13,358
U.S. Treasury 2.75% 2013	8,500	8,592
U.S. Treasury 0.50% 2014	480	482
U.S. Treasury 1.25% 2014	26,125	26,494
U.S. Treasury 1.875% 2014	6,500	6,669
U.S. Treasury 2.125% 2015	7,719	8,161
U.S. Treasury 0.875% 2016	4,315	4,385
U.S. Treasury 0.875% 2016	200	203
U.S. Treasury 1.00% 2016	4,592	4,691
U.S. Treasury 1.50% 2016	2,165	2,253
U.S. Treasury 1.50% 2016	1,500	1,560
U.S. Treasury 2.625% 2016	21,250	22,880
U.S. Treasury 3.00% 2016	205	225
U.S. Treasury 5.125% 2016	5,675	6,636
U.S. Treasury 0.75% 2017	1,096	1,105
U.S. Treasury 0.875% 2017	14,860	15,090
U.S. Treasury 1.00% 2017	23,525	23,999
U.S. Treasury 3.00% 2017	3,250	3,601
U.S. Treasury 2.375% 2018	3,000	3,268
U.S. Treasury 2.625% 2018	4,000	4,412
U.S. Treasury 1.625% 2022	15,720	15,710
U.S. Treasury 1.75% 2022	16,803	17,048
U.S. Treasury 2.00% 2022	13,975	14,543
U.S. Treasury 6.00% 2026	2,450	3,588
U.S. Treasury 6.50% 2026	3,400	5,232
U.S. Treasury 4.375% 2039	2,000	2,647
U.S. Treasury 4.375% 2040	4,000	5,299
U.S. Treasury 4.625% 2040	1,500	2,062
U.S. Treasury 3.75% 2041	8,700	10,417
U.S. Treasury 4.75% 2041	1,500	2,105
U.S. Treasury Inflation-Protected Security 1.875% 20131	6,237	6,423
U.S. Treasury Inflation-Protected Security 1.875% 20151	1,472	1,620
U.S. Treasury Inflation-Protected Security 0.125% 20171	2,522	2,718
U.S. Treasury Inflation-Protected Security 0.125% 20221	5,480	5,990
Freddie Mac 2.50% 2016	2,500	2,679
Freddie Mac 1.00% 2017	6,000	6,065
Freddie Mac 1.25% 2019	3,750	3,749
Freddie Mac, Series K710, Class A2, multifamily 1.883% 20192	1,535	1,584
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20222	1,500	1,535
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	46	43
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	265	249
Freddie Mac 6.00% 20372	681	749
Freddie Mac 5.50% 20382	1,565	1,706
Freddie Mac 5.50% 20382	355	388
Freddie Mac 3.74% 20392,3	8	9
Freddie Mac 6.50% 20392	1,920	2,189
Freddie Mac 4.00% 20412	1,585	1,706
Government National Mortgage Assn. 2.50% 20272	1,722	1,831
Government National Mortgage Assn. 2.50% 20272	773	820
Government National Mortgage Assn. 2.50% 20272	431	457
Government National Mortgage Assn. 3.00% 20272	1,693	1,820
Government National Mortgage Assn. 3.50% 20422	3,500	3,829
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20372,3	57	58
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.061% 20452,3	1,435	1,660
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,4	1,125	1,212
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	2,500	2,715
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.918% 20492,3	2,035	2,407
First Data Corp. 9.875% 2015	1,269	1,301
First Data Corp. 9.875% 2015	38	39
First Data Corp. 10.55% 20155	19	20
First Data Corp. 11.25% 2016	1,000	975
First Data Corp., Term Loan D, 5.217% 20172,3,6	1,472	1,455
First Data Corp. 6.75% 20204	2,850	2,846
First Data Corp. 12.625% 2021	1,148	1,195
Anheuser-Busch InBev NV 3.625% 2015	980	1,053
Anheuser-Busch InBev NV 6.875% 2019	290	384
Anheuser-Busch InBev NV 7.75% 2019	2,695	3,651
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,244
Anheuser-Busch InBev NV 2.50% 2022	720	732
Anheuser-Busch InBev NV 3.75% 2042	500	504
Deutsche Telekom International Finance BV 5.875% 2013	810	846
Deutsche Telekom International Finance BV 3.125% 20164	760	800
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,716
Deutsche Telekom International Finance BV 4.875% 20424	150	162
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	65	65
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.065% 20382,3	900	1,046
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	4,500	5,167
Frontier Communications Corp. 8.25% 2017	1,300	1,482
Frontier Communications Corp. 8.50% 2020	1,350	1,532
Frontier Communications Corp. 9.25% 2021	1,850	2,151
Frontier Communications Corp. 7.125% 2023	1,050	1,096
Westfield Group 5.40% 20124	465	465
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	184
Westfield Group 7.50% 20144	855	943
Westfield Group 5.70% 20164	640	723
Westfield Group 7.125% 20184	1,870	2,289
WEA Finance LLC 4.625% 20214	910	995
Westfield Group 3.375% 20224	540	538
Reynolds Group Inc. 7.125% 2019	1,000	1,060
Reynolds Group Inc. 9.00% 2019	2,000	2,050
Reynolds Group Inc. 5.75% 20204	3,000	3,004
Polish Government 6.375% 2019	2,675	3,314
Polish Government 5.125% 2021	1,560	1,821
Polish Government 5.00% 2022	675	785
Murray Street Investment Trust I 4.647% 2017	1,500	1,613
Goldman Sachs Group, Inc. 5.25% 2021	1,300	1,436
Goldman Sachs Group, Inc. 5.75% 2022	2,115	2,441
Goldman Sachs Group, Inc. 6.25% 2041	270	314
Burlington Northern Santa Fe LLC 5.75% 2018	40	49
Burlington Northern Santa Fe LLC 4.70% 2019	370	428
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,927
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,111
Burlington Northern Santa Fe LLC 3.05% 2022	1,100	1,141
Realogy Corp., Term Loan B, 4.478% 20162,3,6	477	472
Realogy Corp., Letter of Credit, 4.491% 20162,3,6	38	38
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,6	1,275	1,291
Realogy Corp. 7.875% 20194	2,250	2,374
Realogy Corp. 7.625% 20204	1,000	1,107
Sprint Capital Corp. 6.90% 2019	3,500	3,649
Sprint Nextel Corp. 7.00% 2020	1,250	1,305
Sprint Capital Corp. 8.75% 2032	250	260
ArcelorMittal 4.75% 20173	2,750	2,701
ArcelorMittal 5.75% 20213	1,665	1,589
ArcelorMittal 6.50% 20223	830	819
Latvia (Republic of) 5.25% 20174	2,900	3,197
Latvia (Republic of) 5.25% 2021	1,505	1,694
Express Scripts Inc. 3.125% 2016	4,455	4,756
Hospitality Properties Trust 6.30% 2016	2,000	2,182
Hospitality Properties Trust 6.70% 2018	905	1,024
Hospitality Properties Trust 5.00% 2022	1,250	1,316
General Electric Capital Corp. 3.15% 2022	1,750	1,762
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)3	2,600	2,756
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 20442,3	1,150	1,291
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	2,740	3,176
Comcast Corp. 5.30% 2014	750	795
Comcast Corp. 6.30% 2017	320	395
Comcast Corp. 5.875% 2018	890	1,084
Comcast Corp. 5.65% 2035	250	294
Comcast Corp. 6.95% 2037	820	1,121
Comcast Corp. 6.40% 2040	550	721
Transocean Inc. 2.50% 2017	350	352
Transocean Inc. 6.375% 2021	3,305	3,963
Telecom Italia Capital SA 6.999% 2018	290	321
Telecom Italia Capital SA 7.175% 2019	1,194	1,322
Telecom Italia Capital SA 6.375% 2033	549	504
Telecom Italia Capital SA 7.20% 2036	463	456
Telecom Italia Capital SA 7.721% 2038	1,554	1,570
Lithuania (Republic of) 6.75% 2015	990	1,094
Lithuania (Republic of) 6.125% 20214	1,765	2,114
Lithuania (Republic of) 6.625% 20224	750	933
Prologis, Inc. 7.625% 2014	600	659
Prologis, Inc. 6.125% 2016	690	789
Prologis, Inc. 6.625% 2018	830	993
Prologis, Inc. 7.375% 2019	1,200	1,488
Boyd Gaming Corp. 6.75% 2014	1,525	1,533
Boyd Gaming Corp. 7.125% 2016	350	348
Boyd Gaming Corp. 9.125% 2018	700	738
Boyd Gaming Corp. 9.00% 20204	1,275	1,307
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,303
Enbridge Energy Partners, LP 9.875% 2019	750	1,023
Enbridge Energy Partners, LP 5.20% 2020	460	527
British American Tobacco International Finance PLC 2.125% 20174	575	589
British American Tobacco International Finance PLC 9.50% 20184	2,253	3,145
International Business Machines Corp. 0.75% 2015	3,600	3,626
Bank of America Corp. 3.75% 2016	1,500	1,593
Bank of America Corp. 5.75% 2017	405	467
Bank of America Corp. 5.00% 2021	1,250	1,377
HSBC Finance Corp. 0.848% 20163	2,800	2,678
HSBC Holdings PLC 4.00% 2022	700	753
Petrobras International 5.75% 2020	810	927
Petrobras International 5.375% 2021	1,750	1,981
Petrobras International 6.875% 2040	380	480
UBS AG 5.75% 2018	2,855	3,369
HCA Inc. 6.375% 2015	2,240	2,425
HCA Inc. 6.50% 2020	800	892
UniCredito Italiano SpA 6.00% 20174	2,425	2,308
HVB Funding Trust I, junior subordinated 8.741% 20314	850	716
HVB Funding Trust III, junior subordinated 9.00% 20314	300	256
MGM Resorts International 6.75% 2013	25	26
MGM Resorts International 5.875% 2014	1,250	1,306
MGM Resorts International 6.625% 2015	1,000	1,075
MGM Resorts International 6.75% 20204	300	301
MGM Resorts International 9.00% 2020	500	561
American Tower Corp. 7.00% 2017	2,700	3,217
Volvo Treasury AB 5.95% 20154	2,920	3,200
American International Group, Inc. 3.00% 2015	1,500	1,554
American International Group, Inc. 3.80% 2017	1,500	1,615
SBC Communications Inc. 5.10% 2014	100	109
AT&T Inc. 1.70% 2017	2,020	2,083
AT&T Inc. 5.35% 2040	750	907
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	218
Kimco Realty Corp., Series C, 4.904% 2015	235	251
Kimco Realty Corp. 4.30% 2018	985	1,078
Kimco Realty Corp. 6.875% 2019	1,250	1,535
Norfolk Southern Corp. 5.75% 2016	985	1,132
Norfolk Southern Corp. 3.25% 2021	835	880
Norfolk Southern Corp. 3.00% 2022	1,000	1,040
Korea Development Bank 5.30% 2013	1,350	1,365
Korea Development Bank 8.00% 2014	1,550	1,685
Tennessee Valley Authority 5.88% 2036	500	703
Tennessee Valley Authority 5.25% 2039	1,750	2,314
BNP Paribas 5.00% 2021	2,700	2,993
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,988
State of California, Various Purpose G.O. Bonds (Federally Taxable), 7.60% 2040	1,800	2,509
State of California, Various Purpose G.O. Bonds (Federally Taxable), 7.625% 2040	285	395
Telefónica Emisiones, SAU 3.992% 2016	750	748
Telefónica Emisiones, SAU 5.134% 2020	600	590
Telefónica Emisiones, SAU 5.462% 2021	1,145	1,125
Telefónica Europe BV 8.25% 2030	355	378
Jaguar Land Rover PLC 7.75% 20184	2,600	2,818
Gilead Sciences, Inc. 2.40% 2014	200	207
Gilead Sciences, Inc. 3.05% 2016	1,505	1,619
Gilead Sciences, Inc. 4.40% 2021	830	945
Woodside Finance Ltd. 4.60% 20214	2,510	2,761
Morgan Stanley, Series F, 5.625% 2019	2,500	2,736
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	557
Williams Partners L.P. 4.125% 2020	375	408
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,074
Williams Partners L.P. 3.35% 2022	670	686
Amgen Inc. 2.50% 2016	1,650	1,734
Amgen Inc. 2.125% 2017	950	982
Citigroup Inc. 4.75% 2015	2,250	2,424
Citigroup Inc. 6.125% 2018	214	254
GlaxoSmithKline Capital Inc. 4.85% 2013	600	617
GlaxoSmithKline Capital PLC 1.50% 2017	2,000	2,037
Cricket Communications, Inc. 7.75% 2016	2,500	2,650
JPMorgan Chase & Co. 3.45% 2016	1,500	1,601
JPMorgan Chase & Co. 3.25% 2022	1,000	1,016
International Lease Finance Corp. 4.875% 2015	2,500	2,608
Univision Communications Inc., Term Loan B, 4.466% 20172,3,6	1,528	1,513
Univision Communications Inc. 8.50% 20214	1,040	1,061
Standard Chartered PLC 3.85% 20154	1,670	1,763
Standard Chartered PLC 3.20% 20164	770	804
EchoStar DBS Corp 7.125% 2016	300	333
DISH DBS Corp. 4.625% 20174	250	257
DISH DBS Corp 6.75% 2021	1,800	1,971
Roche Holdings Inc. 6.00% 20194	1,280	1,608
Roche Holdings Inc. 7.00% 20394	630	948
Limited Brands, Inc. 7.00% 2020	1,290	1,471
Limited Brands, Inc. 5.625% 2022	1,000	1,082
StatoilHydro ASA 1.80% 2016	1,500	1,560
StatoilHydro ASA 5.25% 2019	500	608
Statoil ASA 3.15% 2022	340	364
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,250	1,341
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 20175	1,058	1,134
Time Warner Cable Inc. 6.75% 2018	815	1,026
Time Warner Cable Inc. 5.00% 2020	1,000	1,161
Time Warner Cable Inc. 4.00% 2021	250	276
Charter Communications, Inc. 13.50% 2016	513	558
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	547
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	190
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,025	1,163
Total Capital International 1.55% 2017	1,070	1,092
Total Capital International 2.875% 2022	1,115	1,162
Total Capital International 2.70% 2023	200	204
Warner Music Group 9.50% 2016	825	904
Warner Music Group 9.50% 2016	375	411
Warner Music Group 11.50% 2018	1,000	1,130
Kinder Morgan Energy Partners, LP 6.00% 2017	140	165
Kinder Morgan Energy Partners, LP 6.85% 2020	580	730
Kinder Morgan Energy Partners, LP 3.45% 2023	1,500	1,548
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	1,136	1,236
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	1,000	1,203
Volkswagen International Finance NV 1.625% 20134	850	859
Volkswagen International Finance NV 2.375% 20174	1,500	1,560
SABMiller Holdings Inc. 2.45% 20174	610	639
SABMiller Holdings Inc. 4.95% 20424	1,500	1,755
CEVA Group PLC 11.625% 20164	625	644
CEVA Group PLC 8.375% 20174	825	803
CEVA Group PLC 11.50% 20184	75	67
CEVA Group PLC 12.75% 20204	1,000	832
FMG Resources 7.00% 20154	2,325	2,325
PTT Exploration & Production Ltd 5.692% 20214	2,000	2,313
Verizon Communications Inc. 4.75% 2041	275	318
Verizon Communications Inc. 6.00% 2041	1,475	1,964
Needle Merger Sub Corp. 8.125% 20194	2,200	2,255
BG Energy Capital PLC 4.00% 20214	2,010	2,229
Quintiles, Term Loan B, 5.00% 20182,3,6	2,177	2,194
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,155
Hungarian Government 6.25% 2020	1,975	2,153
VPI Escrow Corp. 6.375% 20204	2,095	2,147
CIT Group Inc. 5.00% 2017	2,000	2,145
Intesa Sanpaolo SpA 6.50% 20214	2,180	2,133
Canadian National Railway Co. 4.95% 2014	2,005	2,120
Russian Federation 3.25% 20174	1,200	1,266
Russian Federation 5.625% 20424	700	842
Pernod Ricard SA 2.95% 20174	2,000	2,089
United Mexican States Government Global 5.95% 2019	1,660	2,067
Daimler AG 2.40% 20174	2,000	2,065
Bahrain Government 5.50% 2020	2,000	2,063
Jackson National Life Global 5.375% 20134	1,990	2,049
BE Aerospace, Inc. 5.25% 2022	1,895	1,976
SRA International, Inc., Term Loan B, 6.50% 20182,3,6	1,471	1,459
SRA International, Inc. 11.00% 2019	500	512
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	785	907
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.893% (undated)2,3	835	963
Reliance Holdings Ltd. 5.40% 20224	1,750	1,868
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	1,725	1,867
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,842
SunGard Data Systems Inc. 7.375% 2018	1,700	1,832
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	312
Consumers Energy Co. 2.85% 2022	1,440	1,507
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	1,165	1,242
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	520	555
Virgin Media Finance PLC 8.375% 20194	800	914
Virgin Media Secured Finance PLC 5.25% 2021	735	854
Iron Mountain Inc. 5.75% 2024	1,750	1,763
Simon Property Group, LP 4.20% 2015	625	666
Simon Property Group, LP 10.35% 2019	750	1,081
Esterline Technologies Corp. 6.625% 2017	865	899
Esterline Technologies Corp. 7.00% 2020	760	847
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,198
Developers Diversified Realty Corp. 7.875% 2020	395	510
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	73	74
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	1,405	1,607
Kraft Foods Inc. 2.25% 20174	455	469
Kraft Foods Inc. 5.375% 20204	523	623
Kraft Foods Inc. 5.375% 2020	477	576
Gazprom OJSC 4.95% 20164	750	796
Gazprom OJSC 5.999% 2021	750	855
Braskem America Finance Co. 7.125% 20414	1,250	1,331
Braskem America Finance Co. 7.125% 2041	300	319
Hughes Satellite Systems Corp. 6.50% 2019	500	538
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,113
JMC Steel Group Inc. 8.25% 20184	1,600	1,640
Petróleos Mexicanos 5.50% 2044	1,475	1,626
United Rentals, Inc. 7.375% 20204	1,500	1,616
Koninklijke KPN NV 8.375% 2030	1,200	1,611
Wells Fargo & Co., Series I, 3.50% 2022	1,500	1,603
MacDermid 9.50% 20174	1,525	1,599
Host Hotels & Resorts LP 9.00% 2017	325	356
Host Hotels & Resorts LP 6.00% 2020	500	555
Host Hotels & Resorts LP, Series C, 4.75% 2023	650	677
Slovakia Government 4.375% 20224	1,500	1,585
Devon Energy Corp. 3.25% 2022	1,500	1,564
Inmet Mining Corp. 8.75% 20204	1,500	1,560
SUPERVALU Inc. 7.50% 2014	275	265
SUPERVALU Inc., Term Loan B, 8.00% 20182,3,6	1,272	1,282
Georgia Gulf Corp. 9.00% 20174	1,375	1,543
TXU, Term Loan, 3.728% 20142,3,6	215	160
TXU, Term Loan, 4.728% 20172,3,6	859	593
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	1,000	788
US Investigations Services, Inc., Term Loan B, 2.969% 20152,3,6	174	164
US Investigations Services, Inc., Term Loan D, 7.75% 20152,3,6	705	705
US Investigations Services, Inc. 10.50% 20154	700	616
US Investigations Services, Inc. 11.75% 20164	45	38
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,521
Michaels Stores, Inc. 13.00% 20167	396	417
Michaels Stores, Inc. 7.75% 2018	1,000	1,078
ARAMARK Corp. 8.50% 2015	955	979
ARAMARK Corp. 8.625% 20163,4,5	500	514
Boston Scientific Corp. 6.00% 2020	1,250	1,488
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,488
United Technologies Corp. 1.80% 2017	1,430	1,485
Teekay Corp. 8.50% 2020	1,375	1,451
CEZ, a s 4.25% 20224	1,340	1,434
PDC Energy Inc. 7.75% 20224	1,400	1,400
Marks and Spencer Group PLC 6.25% 20174	1,250	1,388
Time Warner Inc. 4.75% 2021	740	856
Time Warner Inc. 6.50% 2036	240	306
Time Warner Inc. 6.25% 2041	170	216
National CineMedia, Inc. 6.00% 20224	1,300	1,378
Vodafone Group PLC, Term Loan B, 6.875% 20152,5,6	941	974
Vodafone Group PLC, Term Loan B, 6.25% 20162,5,6,8	387	400
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	260
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,111
Revel Entertainment, Term Loan B, 9.00% 20172,3,6	1,700	1,351
Husky Energy Inc. 7.25% 2019	1,040	1,339
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,297
QBE Capital Funding III LP 7.25% 20413,4	1,250	1,268
Altria Group, Inc. 9.95% 2038	750	1,266
Alpha Natural Resources, Inc. 6.00% 2019	500	420
Alpha Natural Resources, Inc. 6.25% 2021	1,000	838
Energy Transfer Partners, LP 7.50% 2020	1,100	1,254
Anadarko Petroleum Corp. 6.375% 2017	1,020	1,231
Wind Acquisition SA 11.75% 20174	825	782
Wind Acquisition SA 7.25% 20184	450	430
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,203
Cardinal Health, Inc. 4.625% 2020	1,050	1,197
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,175	1,191
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,191
NBCUniversal Media, LLC 5.15% 2020	1,000	1,187
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,182
Croatian Government 6.625% 20204	580	653
Croatian Government 6.375% 20214	470	524
Newcrest Finance Pty Ltd. 4.45% 20214	620	637
Newcrest Finance Pty Ltd. 4.20% 20224	530	535
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	1,100	1,095
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	75	69
NV Energy, Inc 6.25% 2020	1,000	1,161
Barclays Bank PLC 5.125% 2020	1,000	1,126
PETCO Animal Supplies, Inc. 9.25% 20184	995	1,109
Academy, Ltd. 9.25% 20194	1,000	1,104
Kroger Co. 7.50% 2014	1,000	1,087
Sri Lanka (Republic of) 5.875% 20224	1,000	1,081
Union Pacific Corp. 5.70% 2018	200	244
Union Pacific Corp. 6.15% 2037	650	837
Progress Energy, Inc. 6.05% 2014	1,000	1,074
Pfizer Inc 6.20% 2019	840	1,072
Shell International Finance BV 4.00% 2014	1,010	1,062
Unum Group 5.625% 2020	945	1,058
Toronto-Dominion Bank 2.375% 2016	1,000	1,053
Ball Corp. 5.00% 2022	1,000	1,049
Bon-Ton Department Stores Inc. 10.625% 20174	1,150	1,044
Del Monte Corp. 7.625% 2019	1,000	1,034
Macy’s Retail Holdings, Inc. 7.875% 20153	875	1,028
Constellation Brands, Inc. 4.625% 2023	1,000	1,025
ABB Finance (USA) Inc. 1.625% 2017	470	478
ABB Finance (USA) Inc. 2.875% 2022	510	528
Blackboard Inc., Term Loan B, 7.50% 20182,3,6	995	1,006
Nufarm Ltd. 6.375% 20194	1,000	1,000
NXP BV and NXP Funding LLC 3.205% 20133	75	75
NXP BV and NXP Funding LLC 9.75% 20184	800	924
Santander Issuances, SA Unipersonal 6.50% 20193,4	1,000	993
Tampa Electric Co. 4.10% 2042	930	974
PTS Acquisition Corp. 9.50% 20155	950	972
Arch Coal, Inc. 7.00% 2019	1,125	951
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	670
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	272
Bermudan Government 5.603% 20204	800	929
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	840	929
Stater Bros. Holdings Inc. 7.75% 2015	900	924
Bausch & Lomb Inc. 9.875% 2015	875	905
Continental Resources Inc. 8.25% 2019	225	254
Continental Resources Inc. 7.375% 2020	75	84
Continental Resources Inc. 7.125% 2021	500	565
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	900
Concho Resources Inc. 8.625% 2017	400	443
Concho Resources Inc. 7.00% 2021	400	450
DAE Aviation Holdings, Inc. 11.25% 20154	861	891
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20122,3,6	133	135
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.262% 20142,3,6	14	9
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20142,3,6	477	313
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20142,3,6	409	274
Hawker Beechcraft Acquisition Co., LLC 8.50% 20159	525	95
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,9	351	63
Grifols Inc. 8.25% 2018	800	888
VWR Funding, Inc., Series B, 10.25% 20155	819	838
Cliffs Natural Resources Inc. 4.875% 2021	850	834
Electricité de France SA 6.95% 20394	625	833
Chevron Corp. 4.95% 2019	680	826
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	815	816
International Paper Co. 7.30% 2039	600	798
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	750	790
Nortek Inc. 10.00% 2018	700	777
Iberdrola Finance Ireland 3.80% 20144	750	764
Tower Automotive Holdings 10.625% 20174	697	755
South Korean Government 5.75% 2014	700	752
Odebrecht Finance Ltd 5.125% 20224	700	747
LightSquared, Term Loan B, 12.00% 20142,5,6,9	1,014	714
Ingles Markets, Inc. 8.875% 2017	650	704
Fox Acquisition LLC, Term-Loan B, 5.50% 20172,3,6	660	666
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20172,3,6	656	665
Staples, Inc. 9.75% 2014	600	664
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	662
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	244
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,6	420	413
Symbion Inc. 8.00% 2016	630	649
Serena Software, Inc. 10.375% 2016	625	642
SBA Communications Corp. 5.75% 20204	600	632
Biogen Idec Inc. 6.00% 2013	600	613
TRAC Intermodal 11.00% 20194	575	604
Level 3 Communications, Inc. 8.125% 2019	400	427
Level 3 Communications, Inc. 11.875% 2019	150	171
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	587
Phillips 66 5.875% 20424	490	585
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442,3	500	566
Denbury Resources Inc. 9.75% 2016	500	539
Centene Corp. 5.75% 2017	500	538
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	400	492
Atlas Copco AB 5.60% 20174	400	472
Enterprise Products Operating LLC 4.05% 2022	400	438
TransCanada PipeLines Ltd. 7.625% 2039	250	389
ACE INA Holdings Inc. 2.60% 2015	365	383
HBOS PLC 6.75% 20184	375	383
Royal Bank of Scotland PLC 5.625% 2020	290	331
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	280	324
National Grid PLC 6.30% 2016	250	291
CNA Financial Corp. 7.35% 2019	230	286
Ford Motor Credit Co. 8.70% 2014	250	284
AXA SA 8.60% 2030	220	267
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	250	261
Thomson Reuters Corp. 5.95% 2013	250	261
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	240	260
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	31	34
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	65	73
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	134	153
Petroplus Finance Ltd. 6.75% 20144,9	675	98
Petroplus Finance Ltd. 7.00% 20174,9	900	131
Petroplus Finance Ltd. 9.375% 20194,9	100	15
Veolia Environnement 6.00% 2018	200	233
E.ON International Finance BV 6.65% 20384	150	208
tw telecom holdings inc. 5.375% 20224	200	205
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	200	199
McKesson Corp. 3.25% 2016	180	194
France Télécom 4.375% 2014	140	148
Canadian Natural Resources Ltd. 5.70% 2017	100	119
NCL Corp. Ltd. 9.50% 2018	100	111
Local T.V. Finance LLC, Term Loan B, 2.22% 20132,3,6	56	56
Tyson Foods, Inc. 6.85% 20163	40	46
Midwest Generation, LLC, Series B, 8.56% 20162	40	37
Liberty Mutual Group Inc. 6.50% 20354	30	32
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20152	22	22
Northwest Airlines, Inc., Term Loan B, 3.87% 20132,3,6	3	3
Northwest Airlines, Inc., Term Loan A, 2.12% 20182,3,6	7	6
		1,073,550

Total bonds, notes & other debt instruments (cost: $2,240,563,000)		2,372,765

Common stocks — 0.00%	Shares

U.S. DOLLARS — 0.00%
Atrium Corp.8,10	2	—

Total common stocks (cost: $0)		—

	Principal amount
Short-term securities — 11.32%	(000)

Federal Home Loan Bank 0.11%–0.152% due 10/17/2012–4/1/2013	US$63,300	63,290
U.S. Treasury Bills 0.138%–0.141% due 10/25/2012–3/21/2013	52,500	52,489
Québec (Province of) 0.18% due 11/29/20124	26,500	26,488
United Technologies Corp. 0.14%–0.21% due 10/18–11/1/20124	22,400	22,397
BHP Billiton Finance (USA) Limited 0.16%–0.18% due 10/24–11/20/20124	21,500	21,495
Coca-Cola Co. 0.21% due 11/14/20124	20,000	19,995
AstraZeneca PLC 0.15% due 10/24/20124	19,200	19,196
Old Line Funding, LLC 0.20% due 1/9/20134	15,500	15,494
Australia & New Zealand Banking Group, Ltd. 0.18% due 12/3/20124	13,600	13,596
Freddie Mac 0.12% due 11/26/2012	13,100	13,098
Nordea North America, Inc. 0.12% due 10/10/2012	10,600	10,600
Fannie Mae 0.11% due 10/22/2012	10,200	10,199

Total short-term securities (cost: $288,337,000)		288,337
		Value
		(000)

Total investment securities (cost: $2,528,900,000)		US$2,661,102
Other assets less liabilities		(115,164)

Net assets		US$2,545,938

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $281,005,000 over the prior 12-month period.

Unrealized
appreciation
Contract amount	(depreciation) at
Receive	Deliver	9/30/2012
Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Euros	10/9/2012	HSBC Bank	€17,632	$22,280	US$ 381
Euros	10/18/2012	HSBC Bank	€11,561	$14,880	(21)
Japanese yen	10/9/2012	JPMorgan Chase	¥340,723	$4,350	17
Japanese yen	10/11/2012	UBS AG	¥1,156,548	$14,810	11
Japanese yen	10/15/2012	Bank of New York Mellon	¥4,000,000	$51,454	(191)
Japanese yen	10/18/2012	HSBC Bank	¥1,156,890	$14,880	(53)
Japanese yen	10/22/2012	Bank of New York Mellon	¥293,477	$3,744	17
Japanese yen	10/22/2012	UBS AG	¥341,432	$4,357	19
Japanese yen	10/29/2012	Citibank	¥1,001,752	$12,867	(27)
US$ 153

Sales:
British pounds	10/12/2012	UBS AG	€16,174	£12,800	US$ 119
Euros	10/22/2012	Bank of New York Mellon	¥180,189	€1,760	47
Euros	10/26/2012	HSBC Bank	$15,054	€11,660	66
Euros	10/31/2012	Barclays Bank PLC	$7,550	€5,870	4
Japanese yen	10/11/2012	Citibank	$15,067	¥1,190,000	(184)
Japanese yen	10/11/2012	UBS AG	€11,866	¥1,190,000	—	11
Japanese yen	10/23/2012	HSBC Bank	$14,672	¥1,150,000	(67)
US$ (15)

Forward currency contracts — net	US$ 138

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $269,754,000, which represented 10.60% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,311,000, which represented .72% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $400,000, which represented .02% of the net assets of the fund.
9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.
11Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Japanese yen	$—	$324,379	$—	$324,379
	Euros	—	312,909	—	312,909
	Swedish kronor	—	99,144		99,144
	Mexican pesos	—	97,348	—	97,348
	Polish zloty	—	92,392	—	92,392
	British pounds	—	76,736	—	76,736
	South Korean won	—	65,633	—	65,633
	Canadian dollars	—	40,018	—	40,018
	Hungarian forints	—	38,502	—	38,502
	U.S. dollars	—	1,073,550	—	1,073,550
	Other currencies	—	152,154	—	152,154
	Short-term securities	—	288,337	—	288,337
Total		$—	$2,661,102	$—	$2,661,102

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts		$—	$681	$—	$681
Liabilities:
Unrealized depreciation on open forward currency contracts		—	(543)	—	(543)
Total		$—	$138	$—	$138

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$139,475
Gross unrealized depreciation on investment securities	(8,779)
Net unrealized appreciation on investment securities	130,696
Cost of investment securities for federal income tax purposes	2,530,406

High-Income Bond FundSM
Investment portfolio

September 30, 2012
unaudited

Bonds, notes & other debt instruments — 91.83%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 18.09%
MGM Resorts International 6.75% 2013	$10,820	$11,104
MGM Resorts International 13.00% 2013	1,675	1,897
MGM Resorts International 5.875% 2014	10,080	10,534
MGM Resorts International 10.375% 2014	1,350	1,525
MGM Resorts International 6.625% 2015	6,550	7,041
MGM Resorts International 6.875% 2016	5,000	5,250
MGM Resorts International 7.50% 2016	4,375	4,703
MGM Resorts International 11.125% 2017	1,575	1,750
MGM Resorts International 6.75% 20201	1,450	1,454
MGM Resorts International 9.00% 2020	825	925
MGM Resorts International 7.75% 2022	3,000	3,150
Boyd Gaming Corp. 6.75% 2014	2,570	2,583
Boyd Gaming Corp. 7.125% 2016	7,330	7,293
Boyd Gaming Corp. 9.125% 2018	9,190	9,695
Boyd Gaming Corp. 9.00% 20201	5,500	5,637
Univision Communications Inc., Term Loan B, 4.466% 20172,3,4	16,240	16,078
Univision Communications Inc. 8.50% 20211	4,570	4,661
Revel Entertainment, Term Loan, 8.50% 20142,3,4	1,456	1,429
Revel Entertainment, Term Loan B, 9.00% 20172,3,4	17,125	13,608
Revel Entertainment 12.00% 20181,2,5	12,616	5,643
Charter Communications, Inc. 13.50% 2016	122	133
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,600	3,942
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,618
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,175
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	2,000	2,242
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,554
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,816
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20161	2,000	2,145
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 20175	3,628	3,891
EchoStar DBS Corp 7.75% 2015	1,000	1,130
EchoStar DBS Corp 7.125% 2016	1,000	1,110
DISH DBS Corp. 4.625% 20171	6,875	7,064
DISH DBS Corp 7.875% 2019	700	817
DISH DBS Corp 6.75% 2021	5,575	6,105
DISH DBS Corp. 5.875% 20221	525	541
Needle Merger Sub Corp. 8.125% 20191	12,955	13,279
Michaels Stores, Inc., Term Loan B3, 5.00% 20162,3,4	956	966
Michaels Stores, Inc., Term Loan B2, 5.00% 20162,3,4	324	327
Michaels Stores, Inc. 11.375% 2016	2,400	2,520
Michaels Stores, Inc. 13.00% 20166	2,144	2,257
Michaels Stores, Inc. 7.75% 2018	5,250	5,657
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,3,4	221	220
Toys “R” Us-Delaware, Inc. 7.375% 20161	3,425	3,502
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,139
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	137
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,4	4,123	4,060
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,374
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20182,3,4	7,565	7,619
Limited Brands, Inc. 5.25% 2014	220	234
Limited Brands, Inc. 8.50% 2019	905	1,095
Limited Brands, Inc. 7.00% 2020	2,048	2,335
Limited Brands, Inc. 6.625% 2021	3,560	4,058
Limited Brands, Inc. 5.625% 2022	2,500	2,706
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,675	4,761
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,440
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 20231	875	879
Warner Music Group 9.50% 2016	3,325	3,645
Warner Music Group 9.50% 2016	1,725	1,891
Warner Music Group 11.50% 2018	2,750	3,107
Warner Music Group 13.75% 2019	1,275	1,409
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	8,900	9,634
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,324
Virgin Media Finance PLC, Series 1, 9.50% 2016	4,300	4,784
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,568
Virgin Media Finance PLC 8.375% 20191	2,175	2,485
J.C. Penney Co., Inc. 5.75% 2018	6,323	6,038
J.C. Penney Co., Inc. 5.65% 2020	2,930	2,659
Academy, Ltd., Term Loan B, 6.00% 20182,3,4	2,481	2,495
Academy, Ltd. 9.25% 20191	4,700	5,188
DineEquity, Inc. 9.50% 2018	5,950	6,738
Jaguar Land Rover PLC 7.75% 20181	4,035	4,373
Jaguar Land Rover PLC 8.125% 20211	2,025	2,215
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20172,3,4	4,645	4,704
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,389
Cinemark USA, Inc., Term Loan, 3.48% 20162,3,4	400	403
Cinemark USA, Inc. 8.625% 2019	3,300	3,680
Burger King Corp 0%/11.00% 20191,6	4,800	3,996
PETCO Animal Supplies, Inc. 9.25% 20181	3,525	3,930
Tower Automotive Holdings 10.625% 20171	3,355	3,632
Videotron Ltd. 6.375% 2015	380	388
Quebecor Media Inc. 7.75% 2016	1,700	1,755
Videotron Ltd. 5.00% 2022	1,000	1,050
Mohegan Tribal Gaming Authority 10.50% 20161	250	230
Mohegan Tribal Gaming Authority 11.00% 20181,2,5	4,125	2,929
NCL Corp. Ltd. 11.75% 2016	2,650	3,067
Cumulus Media Holdings Inc. 7.75% 2019	3,000	2,933
UPC Germany GmbH 7.50% 2019	€1,250	1,759
UPC Germany GmbH 9.625% 2019	800	1,147
Bon-Ton Department Stores Inc. 10.625% 20171	$2,825	2,564
Local T.V. Finance LLC, Term Loan B, 2.22% 20132,3,4	34	34
Local T.V. Finance LLC 9.25% 20151,2,5	2,267	2,324
Cablevision Systems Corp. 5.875% 2022	2,300	2,300
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20127	2,750	2,214
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,160
National CineMedia, Inc. 6.00% 20221	1,925	2,041
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	1,858
Fox Acquisition LLC, Term-Loan B, 5.50% 20172,3,4	1,725	1,741
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,704
Allison Transmission Holdings, Inc., Term Loan B, 2.72% 20142,3,4	1,343	1,348
Tenneco Inc. 6.875% 2020	1,200	1,320
FCE Bank PLC 7.125% 2013	€1,000	1,307
Jarden Corp. 8.00% 2016	$1,100	1,180
Gray Television, Inc., Series D, 17.00% (undated)2,7,8,9	1,072	1,072
Lamar Media Corp. 7.875% 2018	750	833
LBI Media, Inc. 8.50% 20171	2,000	510
		369,863

INDUSTRIALS — 12.45%
Ply Gem Industries, Inc. 13.125% 2014	5,635	6,044
Ply Gem Industries, Inc. 9.375% 20171	2,650	2,670
Ply Gem Industries, Inc. 8.25% 2018	16,910	17,734
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20122,3,4	4,247	4,321
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.262% 20142,3,4	783	513
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20142,3,4	25,990	17,024
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20142,3,4	1,952	1,308
Hawker Beechcraft Acquisition Co., LLC 8.50% 20157	1,385	249
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,7	8,998	1,620
Hawker Beechcraft Acquisition Co., LLC 9.75% 20177	650	3
CEVA Group PLC 11.625% 20161	6,415	6,607
CEVA Group PLC 8.375% 20171	2,700	2,629
CEVA Group PLC 11.50% 20181	4,555	4,054
CEVA Group PLC 12.75% 20201	11,440	9,524
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	18,769
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)2	9,500	10,070
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)2	3,700	4,139
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.45% 20142,3,4	863	863
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.45% 20142,3,4	819	819
DAE Aviation Holdings, Inc. 11.25% 20151	10,871	11,251
BE Aerospace, Inc. 5.25% 2022	12,155	12,672
Nortek Inc. 10.00% 2018	7,460	8,281
Nortek Inc. 8.50% 2021	3,260	3,488
US Investigations Services, Inc., Term Loan B, 2.969% 20152,3,4	1,043	980
US Investigations Services, Inc., Term Loan D, 7.75% 20152,3,4	4,450	4,448
US Investigations Services, Inc. 10.50% 20151	4,420	3,890
US Investigations Services, Inc. 11.75% 20161	2,831	2,378
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,458
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,507	1,692
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,397
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 20201	3,500	3,496
Euramax International, Inc. 9.50% 2016	10,880	10,010
ARAMARK Corp. 3.945% 20152	175	175
ARAMARK Corp. 8.50% 2015	8,600	8,815
Esterline Technologies Corp. 6.625% 2017	2,670	2,773
Esterline Technologies Corp. 7.00% 2020	5,136	5,727
United Air Lines, Inc., Term Loan B, 2.25% 20142,3,4	2,275	2,256
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	249	264
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	154	158
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	42	42
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	502	544
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	293	312
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	399	434
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	23	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	2,121	2,306
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	858	962
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	1,072	1,142
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,531
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,695	4,495
Navios Maritime Holdings Inc. 8.875% 2017	500	516
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,675	2,428
JELD-WEN Escrow Corp. 12.25% 20171	5,500	6,284
Northwest Airlines, Inc., Term Loan B, 3.87% 20132,3,4	825	821
Northwest Airlines, Inc., Term Loan A, 2.12% 20182,3,4	2,585	2,430
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	2,311	2,539
Iron Mountain Inc. 5.75% 2024	4,750	4,786
TRAC Intermodal 11.00% 20191	4,025	4,226
United Rentals, Inc. 7.375% 20201	1,275	1,374
United Rentals, Inc. 7.625% 20221	2,525	2,771
Odebrecht Finance Ltd 5.125% 20221	2,550	2,722
Odebrecht Finance Ltd 6.00% 20231	500	557
ADS Waste Escrow, Term Loan B, 5.25% 20192,3,4	2,700	2,719
ADS Waste Escrow 8.25% 20201	525	537
TransDigm Inc. 7.75% 2018	2,775	3,080
ENA Norte Trust 4.95% 20231,3	1,000	1,007
Florida East Coast Railway Corp. 8.125% 2017	800	846
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	640	541
		254,544

TELECOMMUNICATION SERVICES — 11.89%
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	8,412
Nextel Communications, Inc., Series D, 7.375% 2015	8,806	8,861
Sprint Nextel Corp. 6.00% 2016	2,250	2,329
Sprint Nextel Corp. 8.375% 2017	9,250	10,337
Sprint Nextel Corp. 9.125% 2017	3,000	3,412
Sprint Nextel Corp. 9.00% 20181	4,000	4,810
Sprint Nextel Corp. 7.00% 2020	13,250	13,830
Sprint Nextel Corp. 11.50% 2021	4,950	6,218
Frontier Communications Corp. 8.25% 2017	10,150	11,571
Frontier Communications Corp. 8.125% 2018	1,250	1,412
Frontier Communications Corp. 8.50% 2020	5,775	6,555
Frontier Communications Corp. 9.25% 2021	4,525	5,260
Frontier Communications Corp. 8.75% 2022	550	627
Frontier Communications Corp. 7.125% 2023	12,875	13,438
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20151	13,790	13,721
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20151	12,480	12,418
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20161	1,250	1,362
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20171	9,135	8,404
Cricket Communications, Inc. 10.00% 2015	6,034	6,366
Cricket Communications, Inc. 7.75% 2016	17,485	18,534
Cricket Communications, Inc. 7.75% 2020	5,200	5,096
Wind Acquisition SA 11.75% 20171	17,618	16,693
Wind Acquisition SA 7.25% 20181	5,400	5,157
Wind Acquisition SA 7.375% 2018	€4,075	4,870
Vodafone Group PLC, Term Loan B, 6.875% 20153,4,5	$6,983	7,227
Vodafone Group PLC, Term Loan B, 6.25% 20163,4,5,8	6,480	6,707
Digicel Group Ltd. 12.00% 20141	4,650	5,278
Digicel Group Ltd. 10.50% 20181	1,000	1,098
Digicel Group Ltd. 8.25% 20201	5,650	5,961
LightSquared, Term Loan B, 12.00% 20143,4,5,7	17,291	12,169
Trilogy International Partners, LLC, 10.25% 20161	7,750	6,355
SBA Communications Corp. 5.75% 20201	2,175	2,292
Crown Castle International Corp. 9.00% 2015	1,175	1,269
Crown Castle International Corp. 7.75% 20171	900	965
Level 3 Communications, Inc. 8.125% 2019	1,150	1,228
Level 3 Communications, Inc. 11.875% 2019	750	855
tw telecom holdings inc. 5.375% 20221	1,500	1,536
Telecom Italia Capital SA 6.999% 2018	335	371
		243,004

HEALTH CARE — 10.98%
VWR Funding, Inc., Series B, 10.25% 20155	15,402	15,768
VWR Funding, Inc. 7.25% 20171	7,950	8,084
inVentiv Health Inc. 10.00% 20181	6,075	5,376
inVentiv Health Inc. 10.25% 20181	14,920	13,204
PTS Acquisition Corp. 9.50% 20155	11,443	11,715
PTS Acquisition Corp. 9.75% 2017	€4,445	5,912
Quintiles, Term Loan B, 5.00% 20182,3,4	$17,315	17,445
Tenet Healthcare Corp. 7.375% 2013	10,335	10,555
Tenet Healthcare Corp. 9.25% 2015	3,675	4,153
VPI Escrow Corp. 6.375% 20201	13,925	14,273
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	3,500	3,841
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	150	164
Elan Finance PLC and Elan Finance Corp. 6.25% 20191	9,350	9,444
HCA Inc. 6.375% 2015	5,705	6,176
HCA Inc., Term Loan B2, 3.612% 20172,3,4	1,451	1,455
HCA Inc. 6.50% 2020	2,000	2,230
HCA Inc. 7.50% 2022	2,450	2,787
Kinetic Concepts, Inc. 10.50% 20181	5,325	5,658
Kinetic Concepts, Inc. 12.50% 20191	7,300	6,935
DJO Finance LLC 7.75% 2018	10,800	9,909
DJO Finance LLC 9.875% 20181	2,480	2,461
Bausch & Lomb Inc. 9.875% 2015	10,700	11,061
Symbion Inc. 8.00% 2016	7,235	7,452
Patheon Inc. 8.625% 20171	6,775	6,944
Centene Corp. 5.75% 2017	6,205	6,670
Grifols Inc. 8.25% 2018	5,670	6,294
Surgical Care Affiliates, Inc. 8.875% 20151	3,703	3,805
Surgical Care Affiliates, Inc. 10.00% 20171	1,825	1,889
Rotech Healthcare Inc. 10.50% 2018	7,315	4,243
Multiplan Inc. 9.875% 20181	3,655	4,057
Alkermes, Inc., Term Loan B, 4.50% 20192,3,4	3,645	3,668
Merge Healthcare Inc 11.75% 2015	2,915	3,170
Boston Scientific Corp. 6.00% 2020	2,250	2,679
INC Research LLC 11.50% 20191	2,445	2,469
Accellent Inc. 8.375% 2017	2,000	2,065
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	466
		224,477

FINANCIALS — 9.64%
Realogy Corp., Term Loan B, 4.478% 20162,3,4	18,818	18,630
Realogy Corp., Letter of Credit, 4.491% 20162,3,4	1,431	1,417
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	18,315	18,544
Realogy Corp. 7.875% 20191	11,850	12,502
Realogy Corp. 7.625% 20201	750	831
Realogy Corp. 9.00% 20201	1,750	1,938
CIT Group Inc., Series C, 4.75% 20151	11,365	11,905
CIT Group Inc. 4.25% 2017	2,500	2,608
CIT Group Inc. 5.00% 2017	9,800	10,510
CIT Group Inc., Series C, 5.50% 20191	2,250	2,447
International Lease Finance Corp. 4.875% 2015	21,320	22,240
International Lease Finance Corp. 8.625% 2015	2,000	2,285
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,864
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,822
Developers Diversified Realty Corp. 7.50% 2017	870	1,042
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,775
Hospitality Properties Trust 7.875% 2014	320	346
Hospitality Properties Trust 5.125% 2015	155	163
Hospitality Properties Trust 6.30% 2016	295	322
Hospitality Properties Trust 5.625% 2017	905	980
Hospitality Properties Trust 6.70% 2018	325	368
Hospitality Properties Trust 5.00% 2022	7,500	7,896
Springleaf Finance Corp., Term Loan B, 5.50% 20172,3,4	8,730	8,564
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,788	1,846
Host Hotels & Resorts LP 9.00% 2017	4,050	4,435
Host Hotels & Resorts LP 5.875% 2019	25	28
Host Hotels & Resorts LP 6.00% 2021	250	287
Host Hotels & Resorts LP, Series C, 4.75% 2023	1,750	1,822
Regions Financial Corp. 7.75% 2014	4,344	4,844
Regions Financial Corp. 5.20% 2015	1,625	1,694
Regions Financial Corp. 5.75% 2015	1,122	1,208
Royal Bank of Scotland Group PLC 4.70% 2018	3,555	3,436
RBS Capital Trust II 6.425% noncumulative trust (undated)2	1,685	1,399
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,2,7	1,265	1,151
HBOS PLC 6.75% 20181	2,420	2,468
HBOS PLC 6.00% 20331	3,627	3,112
Prologis, Inc. 7.625% 2014	1,000	1,098
Prologis, Inc. 6.625% 2018	1,570	1,879
Prologis, Inc. 7.375% 2019	1,125	1,395
Prologis, Inc. 6.875% 2020	625	760
MetLife Capital Trust IV, junior subordinated 7.875% 20671,2	2,005	2,376
MetLife Capital Trust X, junior subordinated 9.25% 20681,2	1,300	1,722
MetLife Inc., junior subordinated 10.75% 20692	500	746
Liberty Mutual Group Inc., Series B, 7.00% 20671,2	1,815	1,733
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	1,820	1,984
American Tower Corp. 7.00% 2017	1,500	1,787
American Tower Corp. 7.25% 2019	1,155	1,412
UnumProvident Finance Co. PLC 6.85% 20151	800	891
Unum Group 7.125% 2016	1,225	1,427
Unum Group 5.625% 2020	330	370
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,558
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,542
Synovus Financial Corp. 7.875% 2019	2,105	2,337
Crescent Resources 10.25% 20171	2,050	2,142
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,358
BBVA Bancomer SA 6.50% 20211	1,075	1,183
HSBK (Europe) BV 7.25% 20211	935	954
Rouse Co. 6.75% 20131	700	717
ACE Cash Express, Inc. 11.00% 20191	660	624
Allstate Corp., Series B, junior subordinated 6.125% 20672	405	419
		197,143

ENERGY — 7.30%
NGPL PipeCo LLC 7.119% 20171	600	641
NGPL PipeCo LLC 9.625% 20191	13,750	15,709
Alpha Natural Resources, Inc. 9.75% 2018	7,000	6,927
Alpha Natural Resources, Inc. 6.00% 2019	4,350	3,654
Alpha Natural Resources, Inc. 6.25% 2021	3,350	2,806
Peabody Energy Corp. 6.00% 20181	7,150	7,186
Peabody Energy Corp. 6.25% 20211	3,950	3,950
Transocean Inc. 5.05% 2016	1,100	1,231
Transocean Inc. 6.375% 2021	7,365	8,832
Transocean Inc. 7.35% 2041	305	402
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,763
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,170
Petrobras International 5.75% 2020	2,605	2,983
Petrobras International 5.375% 2021	5,750	6,509
Arch Coal, Inc. 7.00% 2019	5,900	4,985
Arch Coal, Inc. 7.25% 2021	3,825	3,213
Energy Transfer Partners, LP 7.50% 2020	7,025	8,009
CONSOL Energy Inc. 8.00% 2017	3,870	4,064
CONSOL Energy Inc. 8.25% 2020	3,525	3,710
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	6,900	6,995
PDC Energy Inc. 7.75% 20221	5,850	5,850
Petroplus Finance Ltd. 6.75% 20141,7	17,055	2,473
Petroplus Finance Ltd. 7.00% 20171,7	10,368	1,503
Petroplus Finance Ltd. 9.375% 20191,7	7,190	1,043
Reliance Holdings Ltd. 5.40% 20221	4,250	4,536
Gazprom OJSC 4.95% 20161	1,500	1,592
Gazprom OJSC 5.999% 20211	1,100	1,254
Gazprom OJSC, Series 9, 6.51% 2022	1,400	1,653
Teekay Corp. 8.50% 2020	4,025	4,246
Concho Resources Inc. 7.00% 2021	3,700	4,163
Denbury Resources Inc. 9.75% 2016	2,400	2,586
Denbury Resources Inc. 8.25% 2020	1,096	1,241
Dolphin Energy Ltd. 5.50% 20211	2,600	3,013
Overseas Shipholding Group, Inc. 8.125% 2018	4,100	2,747
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	2,135	2,286
Continental Resources Inc. 7.375% 2020	275	309
Continental Resources Inc. 7.125% 2021	1,500	1,695
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	1,746	1,972
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	1,781	1,861
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	805	891
Transportadora de Gas Internacional 5.70% 20221	500	540
		149,193

INFORMATION TECHNOLOGY — 7.26%
First Data Corp. 9.875% 2015	3,830	3,906
First Data Corp. 9.875% 2015	1,084	1,111
First Data Corp. 10.55% 20155	1,919	1,975
First Data Corp. 11.25% 2016	17,895	17,448
First Data Corp., Term Loan D, 5.217% 20172,3,4	6,737	6,660
First Data Corp. 7.375% 20191	2,950	3,057
First Data Corp. 6.75% 20201	1,275	1,273
First Data Corp. 8.25% 20211	5,885	5,900
First Data Corp. 12.625% 2021	9,429	9,818
First Data Corp. 8.75% 20221,2,5	8,154	8,256
SRA International, Inc., Term Loan B, 6.50% 20182,3,4	14,378	14,258
SRA International, Inc. 11.00% 2019	7,835	8,031
Freescale Semiconductor, Inc., Term Loan, 4.481% 20162,3,4	402	393
Freescale Semiconductor, Inc. 10.125% 2016	346	360
Freescale Semiconductor, Inc. 9.25% 20181	5,350	5,845
Freescale Semiconductor, Inc. 10.125% 20181	4,863	5,374
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20192,3,4	5,572	5,596
NXP BV and NXP Funding LLC 3.205% 20132	75	75
NXP BV and NXP Funding LLC 10.00% 20139	1,312	1,391
NXP BV and NXP Funding LLC 9.75% 20181	8,475	9,789
Hughes Satellite Systems Corp. 6.50% 2019	3,000	3,225
Hughes Satellite Systems Corp. 7.625% 2021	3,625	4,033
Serena Software, Inc. 10.375% 2016	5,975	6,139
Blackboard Inc., Term Loan B, 7.50% 20182,3,4	5,980	6,043
SunGard Data Systems Inc. 7.375% 2018	3,200	3,448
SunGard Data Systems Inc. 7.625% 2020	1,600	1,744
Jabil Circuit, Inc. 8.25% 2018	2,270	2,707
Jabil Circuit, Inc. 5.625% 2020	1,000	1,075
Jabil Circuit, Inc. 4.70% 2022	1,400	1,400
Lawson Software, Inc., Term Loan B, 5.25% 20182,3,4	1,000	1,005
Lawson Software, Inc. 9.375% 20191	3,000	3,345
Advanced Micro Devices, Inc. 8.125% 2017	3,550	3,754
		148,434

MATERIALS — 6.46%
Reynolds Group Inc. 8.50% 2018	990	1,010
Reynolds Group Inc. 7.125% 2019	740	784
Reynolds Group Inc. 7.875% 2019	1,250	1,356
Reynolds Group Inc. 9.00% 2019	2,760	2,829
Reynolds Group Inc. 9.875% 2019	9,885	10,565
Reynolds Group Inc. 5.75% 20201	25,005	25,036
Georgia Gulf Corp. 9.00% 20171	11,770	13,212
Inmet Mining Corp. 8.75% 20201	10,980	11,419
ArcelorMittal 4.75% 20172	2,275	2,234
ArcelorMittal 5.75% 20212	1,065	1,017
ArcelorMittal 6.50% 20222	3,100	3,059
ArcelorMittal 7.00% 20412	5,620	5,072
FMG Resources 7.00% 20151	4,600	4,600
FMG Resources 6.00% 20171	4,300	4,020
Ball Corp. 7.125% 2016	1,350	1,468
Ball Corp. 5.75% 2021	835	904
Ball Corp. 5.00% 2022	3,000	3,146
JMC Steel Group Inc. 8.25% 20181	4,800	4,920
Newpage Corp. 11.375% 20147	6,720	4,267
MacDermid 9.50% 20171	3,675	3,854
Consolidated Minerals Ltd. 8.875% 20161	4,190	3,457
Braskem America Finance Co. 7.125% 20411	2,300	2,450
Braskem America Finance Co. 7.125% 2041	900	959
Mirabela Nickel Ltd. 8.75% 20181	4,225	3,190
Taminco Global Chemical Corp. 9.75% 20201	2,855	3,098
Packaging Dynamics Corp. 8.75% 20161	2,890	3,063
Ryerson Inc. 9.00% 20171	2,750	2,822
Nufarm Ltd. 6.375% 20191	2,500	2,500
CEMEX Finance LLC 9.50% 20161	2,300	2,386
Graphic Packaging International, Inc. 9.50% 2017	1,125	1,238
Graphic Packaging International, Inc. 7.875% 2018	800	890
Smurfit Capital Funding PLC 7.50% 2025	665	680
Ardagh Packaging Finance 11.125% 20181,2,5	574	552
		132,057

CONSUMER STAPLES — 3.55%
Albertson’s, Inc. 7.25% 2013	460	469
SUPERVALU Inc. 7.50% 2014	11,260	10,866
SUPERVALU Inc. 8.00% 2016	1,775	1,593
SUPERVALU Inc., Term Loan B, 8.00% 20182,3,4	8,928	8,996
Rite Aid Corp. 9.75% 2016	5,075	5,582
Rite Aid Corp. 10.375% 2016	380	404
Rite Aid Corp. 10.25% 2019	8,995	10,254
Rite Aid Corp. 8.00% 2020	1,075	1,226
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,554
Stater Bros. Holdings Inc. 7.75% 2015	2,950	3,027
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,679
Smithfield Foods, Inc. 7.75% 2017	3,525	3,983
Constellation Brands, Inc. 6.00% 2022	2,825	3,228
C&S Group Enterprises LLC 8.375% 20171	3,040	3,207
Del Monte Corp. 7.625% 2019	3,050	3,153
Cott Beverages Inc. 8.125% 2018	2,675	2,986
BFF International Ltd. 7.25% 20201	2,000	2,416
Spectrum Brands Inc. 9.50% 2018	1,825	2,067
		72,690

UTILITIES — 2.79%
TXU, Term Loan, 4.728% 20172,3,4	14,696	10,147
Texas Competitive Electric Holdings Co. LLC, 11.50% 20201	10,430	8,214
AES Corp. 7.75% 2015	500	567
AES Corp. 8.00% 2017	5,500	6,380
AES Corp. 8.00% 2020	3,000	3,502
AES Corp. 7.375% 2021	850	973
Intergen Power 9.00% 20171	8,775	8,490
NRG Energy, Inc. 6.625% 20231	5,000	5,119
CMS Energy Corp. 8.75% 2019	2,150	2,802
CMS Energy Corp. 5.05% 2022	1,900	2,103
Entergy Corp. 4.70% 2017	4,000	4,367
NV Energy, Inc 6.25% 2020	3,700	4,295
		56,959

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.08%
Bahrain Government 5.50% 2020	5,716	5,897
Bahrain Government 5.50% 20201	284	293
Latvia (Republic of) 5.25% 20171	3,915	4,316
Latvia (Republic of) 5.25% 2021	775	872
Hungarian Government 4.75% 2015	750	755
Hungarian Government 6.25% 2020	1,600	1,744
Hungarian Government 6.375% 2021	150	164
Hungarian Government 7.625% 2041	500	568
Brazil (Federal Republic of) 6.00% 204510	BRL4,294	2,780
Sri Lanka (Republic of) 5.875% 20221	$2,250	2,432
Croatian Government 6.25% 20171	2,180	2,365
		22,186

U.S. TREASURY BONDS & NOTES — 0.17%
U.S. Treasury 0.125% 2013	1,500	1,499
U.S. Treasury 1.375% 2013	2,000	2,009
		3,508

MORTGAGE-BACKED OBLIGATIONS3 — 0.12%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	2,500	2,546

MUNICIPALS — 0.05%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 20301	875	948

Total bonds, notes & other debt instruments (cost: $1,841,399,000)		1,877,552

	Shares or
Convertible securities — 0.14%	principal amount

INFORMATION TECHNOLOGY — 0.10%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,081

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred1,8	4,984	825

Total convertible securities (cost: $2,304,000)		2,906

		Value
Preferred securities — 0.25%	Shares	(000)

FINANCIALS — 0.25%
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	85,000	$2,414
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,528
Citigroup Inc. 6.95% preferred	48,000	1,208

Total preferred securities (cost: $4,161,000)		5,150

Common stocks — 0.29%

CONSUMER DISCRETIONARY — 0.21%
Cooper-Standard Holdings Inc.11	88,808	3,330
American Media, Inc.1,8,11	87,470	887
Adelphia Recovery Trust, Series ACC-6B8,11	1,000,000	5
Adelphia Recovery Trust, Series Arahova11	388,601	4
Adelphia Recovery Trust, Series ACC-18,11	449,306	—
Five Star Travel Corp.1,8,11	7,285	2
		4,228

MATERIALS — 0.05%
Georgia Gulf Corp.	26,855	973

FINANCIALS — 0.02%
Bank of America Corp.	60,000	530

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	211
Atrium Corp.1,8,11	361	24
ACF Industries Holding Corp.8,11	651	—
		235

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.1,8,11	2,236	2

Total common stocks (cost: $5,048,000)		5,968

Rights & warrants — 0.05%

CONSUMER DISCRETIONARY — 0.05%
Revel Holdings, Inc., warrants, expire 20211,8,11	5,250	919
Cooper-Standard Holdings Inc., warrants, expire 201711	13,289	172

Total rights & warrants (cost: $165,000)		1,091

	Principal amount
Short-term securities — 8.16%	(000)

Federal Home Loan Bank 0.11%–0.13% due 10/17–11/30/2012	$50,600	50,594
Fannie Mae 0.12%–0.13% due 11/28–12/26/2012	39,200	39,192
Regents of the University of California 0.28% due 10/10/2012	20,000	19,998
United Technologies Corp. 0.14% due 10/24/20121	15,000	14,999
John Deere Credit Ltd. 0.13% due 10/3/20121	10,200	10,200
Wal-Mart Stores, Inc. 0.11% due 10/11/20121	10,000	10,000
Private Export Funding Corp.0.13%–0.16% due 10/5–11/19/20121	9,850	9,848
Jupiter Securitization Co., LLC 0.15% due 10/1/20121	8,700	8,700
U.S. Treasury Bill 0.12% due 11/15/2012	3,200	3,200

Total short-term securities (cost: $166,728,000)		166,731

Total investment securities (cost: $2,019,805,000)		$2,059,398
Other assets less liabilities		(14,849)

Net assets		$2,044,549
Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation at
			Receive	Deliver	9/30/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	10/24/2012	JPMorgan Chase	$1,133	€875	$8
Euros	10/29/2012	Bank of New York Mellon	$3,886	€3,000	29
					$37

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $654,258,000, which represented 32.00% of the net assets of the fund.

2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $242,458,000, which represented 11.86% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Step bond; coupon rate will increase at a later date.
7Scheduled interest and/or principal payment was not received.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,443,000, which represented .51% of the net assets of the fund.

9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$1,239	$1,391	.07%
Gray Television, Inc., Series D, 17.00% (undated)	6/26/2008	1,018	1,072	.05
Total restricted securities		$2,257	$2,463	.12%

10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$—	$1,848,364	$—	$1,848,364
	Bonds & notes of governments outside the U.S.	—	22,186	—	22,186
	U.S. Treasury bonds & notes	—	3,508	—	3,508
	Mortgage-backed obligations	—	2,546	—	2,546
	Municipals	—	948	—	948
	Convertible securities	—	2,906	—	2,906
	Preferred securities	1,208	3,942	—	5,150
	Common stocks	5,048	—	920	5,968
	Rights & warrants	172	919	—	1,091
	Short-term securities	—	166,731	—	166,731
Total		$6,428	$2,052,050	$920	$2,059,398

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$37	$—	$37

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$112,674
Gross unrealized depreciation on investment securities	(77,507)
Net unrealized appreciation on investment securities	35,167
Cost of investment securities for federal income tax purposes	2,024,231

Key to abbreviation and symbol

BRL = Brazilian reais
€ = Euros

Mortgage FundSM
Investment portfolio

September 30, 2012
unaudited

Bonds, notes & other debt instruments — 83.64%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 72.89%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 69.29%
Government National Mortgage Assn. 6.00% 2034	$1,115	$1,247
Government National Mortgage Assn. 5.00% 2035	1,428	1,555
Government National Mortgage Assn. 5.50% 2035	2,074	2,289
Government National Mortgage Assn. 6.00% 2035	804	898
Government National Mortgage Assn. 4.00% 2039	1,237	1,329
Government National Mortgage Assn. 5.50% 2039	6,773	7,480
Government National Mortgage Assn. 5.50% 2039	3,041	3,355
Government National Mortgage Assn. 4.00% 2040	583	626
Government National Mortgage Assn. 4.50% 2041	401	442
Government National Mortgage Assn. 5.00% 2041	2,878	3,087
Government National Mortgage Assn. 5.00% 2041	2,451	2,676
Government National Mortgage Assn. 6.50% 2041	2,968	3,424
Government National Mortgage Assn. 3.50% 20422	1,125	1,231
Government National Mortgage Assn. 3.50% 20422	950	1,041
Government National Mortgage Assn. 3.50% 2042	631	674
Government National Mortgage Assn. 4.00% 20422	2,250	2,481
Freddie Mac 3.00% 2026	284	301
Freddie Mac 2.50% 20272	1,450	1,519
Freddie Mac 5.00% 2038	1,097	1,192
Freddie Mac 5.50% 2038	481	525
Freddie Mac 5.50% 2038	142	155
Freddie Mac 3.83% 20393	577	616
Freddie Mac 5.50% 2039	3,700	4,036
Freddie Mac 5.50% 2039	1,074	1,171
Freddie Mac 4.50% 2040	976	1,053
Freddie Mac 4.50% 2040	689	743
Freddie Mac 4.50% 2040	175	189
Freddie Mac 4.50% 2041	1,301	1,400
Freddie Mac 4.50% 2041	467	505
Freddie Mac 4.50% 2041	391	424
Freddie Mac 3.50% 20422	1,050	1,126
Freddie Mac 4.00% 20422	1,650	1,774
Freddie Mac 4.00% 2042	1,229	1,346
Freddie Mac 4.50% 20422	2,925	3,146
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	98	99
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	155
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	212
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	80
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	131
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	48	51
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	149	153
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	214
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2040	150	153
Fannie Mae 2.50% 20272	2,725	2,858
Fannie Mae 2.50% 20272	1,225	1,288
Fannie Mae 3.00% 20272	3,000	3,180
Fannie Mae 5.00% 2036	429	470
Fannie Mae 5.00% 2038	74	81
Fannie Mae 3.537% 20403	685	726
Fannie Mae 4.17% 20403	1,177	1,258
Fannie Mae 3.49% 20413	460	488
Fannie Mae 3.586% 20413	450	477
Fannie Mae 3.758% 20413	627	668
Fannie Mae 4.00% 2041	418	451
Fannie Mae 3.00% 20422	1,200	1,264
Fannie Mae 3.50% 2042	1,285	1,388
Fannie Mae 3.50% 20422	1,175	1,257
Fannie Mae 4.50% 20422	3,075	3,328
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	150	154
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	123	127
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	209
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	108
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,311	6,999
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	238	251
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,154	2,325
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.782% 20483,4	896	898
		86,557

OTHER MORTGAGE-BACKED SECURITIES1 — 3.60%
Bank of Nova Scotia 1.25% 20144	200	204
Bank of Nova Scotia 1.75% 20174	200	208
Bank of Nova Scotia 1.95% 20174	200	210
Bank of Montreal 1.30% 20144	250	255
Bank of Montreal 1.95% 20174	250	262
Westpac Banking Corp. 1.375% 20154	200	203
Westpac Banking Corp. 2.45% 20164	200	210
UBS AG 1.875% 20154	200	204
UBS AG 2.25% 20174	200	208
National Bank of Canada 2.20% 20164	250	265
Australia & New Zealand Banking Group Ltd. 2.40% 20164	250	262
Commonwealth Bank of Australia 2.25% 20174	250	260
Caisse Centrale Desjardins 1.60% 20174	250	258
Barclays Bank PLC 2.25% 20174	250	258
Stadshypotek AB 1.875% 20194	250	251
Credit Suisse Group AG 2.60% 20164	200	211
Sparebank 1 Boligkreditt AS 2.30% 20174	200	209
Nordea Eiendomskreditt AS 2.125% 20174	200	208
Swedbank Hypotek AB 2.125% 20164	200	208
Northern Rock PLC 5.625% 20174	125	142
		4,496

Total mortgage-backed obligations		91,053

FEDERAL AGENCY BONDS & NOTES — 8.17%
Federal Home Loan Bank 1.875% 2013	7,425	7,517
Federal Home Loan Bank, Series 2816, 1.00% 2017	1,145	1,160
Federal Home Loan Bank 4.125% 2020	850	1,009
Freddie Mac 1.75% 2015	500	520
		10,206

U.S. TREASURY BONDS & NOTES — 2.37%
U.S. TREASURY — 2.11%
U.S. Treasury 0.50% 2013	$1,300	$1,304
U.S. Treasury 0.50% 2014	850	854
U.S. Treasury 8.00% 2021	300	471
		2,629

U.S. TREASURY INFLATION-PROTECTED SECURITIES5 — 0.26%
U.S. Treasury Inflation-Protected Security 0.125% 2017	303	326

Total U.S. Treasury bonds & notes		2,955

MUNICIPALS — 0.21%
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Bonds,
Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	250	266

Total bonds, notes & other debt instruments (cost: $102,618,000)		104,480

Short-term securities — 36.02%

Federal Farm Credit Banks 0.12% due 10/18–11/19/2012	4,400	4,399
Straight-A Funding LLC 0.18% due 12/19/20124	3,300	3,299
Wal-Mart Stores, Inc. 0.12% due 10/11/20124	3,100	3,100
Bank of Nova Scotia 0.05% due 10/1/2012	3,000	3,000
Google Inc. 0.12% due 10/2/20124	3,000	3,000
Regents of the University of California 0.16% due 10/2/2012	3,000	3,000
Medtronic Inc. 0.12% due 10/16/20124	3,000	3,000
E.I. duPont de Nemours and Co. 0.14% due 10/10/20124	2,900	2,900
Chevron Corp. 0.10%–0.11% due 10/5–10/11/20124	2,600	2,600
National Rural Utilities Cooperative Finance Corp. 0.13% due 10/11/2012	2,400	2,400
Jupiter Securitization Co., LLC 0.19% due 11/19/20124	2,300	2,299
John Deere Credit Ltd. 0.13% due 10/3/20124	2,000	2,000
Pfizer Inc 0.10% due 10/11/20124	2,000	2,000
Paccar Financial Corp. 0.13% due 10/19/2012	2,000	2,000
Walt Disney Co. 0.12% due 11/16/20124	2,000	1,999
Kimberly-Clark Worldwide Inc. 0.10% due 10/15/20124	1,500	1,500
Procter & Gamble Co. 0.13% due 11/19/20124	1,500	1,500
Coca-Cola Co. 0.12% due 10/15/20124	1,000	1,000

Total short-term securities (cost: $44,996,000)		44,996

Total investment securities (cost: $147,614,000)		149,476
Other assets less liabilities		(24,557)

Net assets		$124,919

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2A portion or all of the security purchased on a TBA basis.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,591,000, which represented 28.49% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,902
Gross unrealized depreciation on investment securities	(40)
Net unrealized appreciation on investment securities	1,862
Cost of investment securities for federal income tax purposes	147,614

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio

September 30, 2012
unaudited

Bonds, notes & other debt instruments — 87.25%	Principal amount (000)	Value (000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 53.14%
Fannie Mae 3.418% 20172	$2,056	$2,255
Fannie Mae 6.00% 2021	1,287	1,442
Fannie Mae 3.50% 2025	10,073	10,730
Fannie Mae 3.50% 2026	406	431
Fannie Mae 2.50% 20273	26,325	27,613
Fannie Mae 2.50% 20273	18,025	18,946
Fannie Mae 2.50% 2027	12,250	12,899
Fannie Mae 2.50% 2027	8,750	9,207
Fannie Mae 2.50% 2027	5,000	5,262
Fannie Mae 2.50% 2027	4,433	4,666
Fannie Mae 2.50% 2027	2,442	2,570
Fannie Mae 2.50% 2027	1,875	1,973
Fannie Mae 3.00% 20273	214,882	227,775
Fannie Mae 6.50% 2028	1,993	2,247
Fannie Mae 5.00% 2036	6,477	7,096
Fannie Mae 5.552% 20362	798	848
Fannie Mae 6.00% 2036	1,494	1,655
Fannie Mae 5.164% 20372	289	304
Fannie Mae 5.301% 20372	904	958
Fannie Mae 6.00% 2037	6,093	6,740
Fannie Mae 6.00% 2037	5,765	6,385
Fannie Mae 6.00% 2037	2,919	3,232
Fannie Mae 6.00% 2037	1,921	2,128
Fannie Mae 6.00% 2037	1,529	1,693
Fannie Mae 6.00% 2037	990	1,096
Fannie Mae 6.00% 2037	297	329
Fannie Mae 6.00% 2037	219	243
Fannie Mae 6.50% 2037	478	538
Fannie Mae 6.50% 2037	210	233
Fannie Mae 7.00% 2037	593	667
Fannie Mae 7.00% 2037	180	202
Fannie Mae 5.50% 2038	1,634	1,792
Fannie Mae 5.513% 20382	1,462	1,568
Fannie Mae 6.00% 2038	75,461	83,568
Fannie Mae 6.00% 2038	34,097	37,777
Fannie Mae 6.00% 2038	19,800	21,928
Fannie Mae 6.00% 2038	8,267	9,168
Fannie Mae 6.00% 2038	2,866	3,167
Fannie Mae 6.00% 2038	2,169	2,402
Fannie Mae 6.00% 2038	680	745
Fannie Mae 6.00% 2038	343	379
Fannie Mae 6.00% 2038	170	188
Fannie Mae 6.50% 2038	3,185	3,576
Fannie Mae 3.561% 20392	2,627	2,744
Fannie Mae 6.00% 2039	15,845	17,547
Fannie Mae 6.00% 2039	2,124	2,352
Fannie Mae 2.591% 20402	21,058	22,020
Fannie Mae 3.50% 2040	4,426	4,776
Fannie Mae 4.00% 2040	13,940	15,326
Fannie Mae 4.17% 20402	2,077	2,219
Fannie Mae 4.408% 20402	3,198	3,422
Fannie Mae 4.50% 2040	3,626	3,937
Fannie Mae 4.50% 2040	2,674	2,903
Fannie Mae 4.50% 2040	634	703
Fannie Mae 5.00% 2040	851	960
Fannie Mae 6.00% 2040	7,439	8,238
Fannie Mae 6.00% 2040	3,549	3,922
Fannie Mae 6.00% 2040	3,115	3,437
Fannie Mae 3.50% 2041	19,724	21,284
Fannie Mae 3.586% 20412	3,116	3,308
Fannie Mae 3.758% 20412	6,994	7,452
Fannie Mae 4.00% 2041	22,573	24,365
Fannie Mae 4.00% 2041	19,055	20,568
Fannie Mae 4.00% 2041	17,142	18,498
Fannie Mae 4.00% 2041	14,145	15,268
Fannie Mae 4.00% 2041	4,129	4,456
Fannie Mae 4.00% 2041	2,949	3,182
Fannie Mae 4.50% 2041	17,648	19,635
Fannie Mae 4.50% 2041	9,055	9,831
Fannie Mae 4.50% 2041	8,707	9,469
Fannie Mae 4.50% 2041	5,402	6,050
Fannie Mae 4.50% 2041	3,742	4,062
Fannie Mae 4.50% 2041	1,978	2,200
Fannie Mae 5.00% 2041	5,674	6,437
Fannie Mae 5.00% 2041	3,671	4,165
Fannie Mae 5.00% 2041	2,310	2,617
Fannie Mae 5.00% 2041	1,739	1,973
Fannie Mae 5.00% 2041	1,622	1,837
Fannie Mae 5.00% 2041	1,024	1,161
Fannie Mae 5.00% 2041	912	1,035
Fannie Mae 5.00% 2041	881	999
Fannie Mae 5.00% 2041	692	783
Fannie Mae 5.00% 2041	667	756
Fannie Mae 5.00% 2041	524	594
Fannie Mae 2.964% 20422	8,953	9,472
Fannie Mae 3.00% 20423	88,180	93,085
Fannie Mae 3.50% 20423	80,225	85,828
Fannie Mae 3.50% 20423	59,400	63,707
Fannie Mae 3.50% 2042	14,412	15,561
Fannie Mae 3.50% 2042	9,325	10,063
Fannie Mae 3.50% 2042	8,901	9,586
Fannie Mae 3.50% 2042	7,377	7,944
Fannie Mae 3.50% 2042	5,633	6,105
Fannie Mae 3.50% 2042	3,869	4,178
Fannie Mae 3.50% 2042	3,522	3,803
Fannie Mae 4.00% 20423	27,378	29,504
Fannie Mae 4.50% 20423	168,629	182,488
Fannie Mae 4.50% 2042	5,856	6,515
Fannie Mae 4.50% 2042	1,754	1,951
Fannie Mae 5.50% 20423	32,740	35,896
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,768
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	2,375	2,433
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,374	1,419
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	2,350	2,461
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	2,000	2,154
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	143	145
Fannie Mae, Series 2001-4, Class GA, 9.667% 20252	8	10
Fannie Mae, Series 2001-4, Class NA, 11.289% 20252	54	60
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	786	715
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,443	1,603
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	920	1,022
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	163	191
Government National Mortgage Assn. 3.00% 2026	16,469	17,712
Government National Mortgage Assn. 3.00% 2026	6,477	6,967
Government National Mortgage Assn. 2.50% 2027	4,279	4,552
Government National Mortgage Assn. 2.50% 2027	3,868	4,104
Government National Mortgage Assn. 2.50% 2027	2,156	2,288
Government National Mortgage Assn. 3.00% 2027	11,468	12,333
Government National Mortgage Assn. 3.00% 2027	4,256	4,577
Government National Mortgage Assn. 5.00% 2034	904	985
Government National Mortgage Assn. 5.00% 2034	651	710
Government National Mortgage Assn. 5.50% 2034	5,996	6,625
Government National Mortgage Assn. 5.50% 2034	1,191	1,316
Government National Mortgage Assn. 5.50% 2036	7,803	8,617
Government National Mortgage Assn. 5.50% 2037	1,381	1,525
Government National Mortgage Assn. 5.00% 2038	13,261	14,708
Government National Mortgage Assn. 5.50% 2038	1,953	2,175
Government National Mortgage Assn. 5.50% 2038	1,881	2,095
Government National Mortgage Assn. 5.50% 2038	1,507	1,663
Government National Mortgage Assn. 5.50% 2038	1,488	1,643
Government National Mortgage Assn. 5.50% 2038	1,443	1,607
Government National Mortgage Assn. 5.50% 2038	1,208	1,345
Government National Mortgage Assn. 5.50% 2038	903	1,005
Government National Mortgage Assn. 5.50% 2038	888	989
Government National Mortgage Assn. 6.00% 2038	1,621	1,832
Government National Mortgage Assn. 6.50% 2038	4,525	5,128
Government National Mortgage Assn. 6.50% 2038	645	731
Government National Mortgage Assn. 3.50% 20392	1,414	1,508
Government National Mortgage Assn. 4.50% 2039	5,411	5,876
Government National Mortgage Assn. 4.50% 2039	1,122	1,218
Government National Mortgage Assn. 5.00% 2039	4,005	4,433
Government National Mortgage Assn. 5.00% 2039	1,255	1,366
Government National Mortgage Assn. 5.50% 2039	13,722	15,136
Government National Mortgage Assn. 5.50% 2039	5,262	5,856
Government National Mortgage Assn. 5.50% 2039	1,256	1,386
Government National Mortgage Assn. 5.50% 2039	1,085	1,207
Government National Mortgage Assn. 5.50% 2039	690	772
Government National Mortgage Assn. 6.00% 2039	2,236	2,497
Government National Mortgage Assn. 4.50% 2040	6,843	7,599
Government National Mortgage Assn. 4.50% 2040	636	691
Government National Mortgage Assn. 4.50% 2040	509	553
Government National Mortgage Assn. 5.00% 2040	3,676	4,017
Government National Mortgage Assn. 5.00% 2040	2,057	2,239
Government National Mortgage Assn. 5.00% 2040	1,837	2,007
Government National Mortgage Assn. 5.00% 2040	1,381	1,509
Government National Mortgage Assn. 5.00% 2040	844	922
Government National Mortgage Assn. 5.00% 2040	29	32
Government National Mortgage Assn. 5.50% 2040	9,182	10,255
Government National Mortgage Assn. 5.50% 2040	4,271	4,754
Government National Mortgage Assn. 4.00% 2041	3,710	4,101
Government National Mortgage Assn. 4.00% 2041	1,684	1,862
Government National Mortgage Assn. 4.50% 2041	5,871	6,487
Government National Mortgage Assn. 5.00% 2041	2,861	3,125
Government National Mortgage Assn. 3.50% 20423	64,590	70,797
Government National Mortgage Assn. 3.50% 20423	22,568	24,691
Government National Mortgage Assn. 3.50% 2042	2,205	2,416
Government National Mortgage Assn. 6.172% 2058	156	173
Government National Mortgage Assn. 6.22% 2058	2,836	3,071
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,496	1,680
Freddie Mac 5.00% 2023	181	195
Freddie Mac 5.50% 2024	7,039	7,655
Freddie Mac 6.00% 2026	1,376	1,512
Freddie Mac 3.00% 20273	9,225	9,738
Freddie Mac 6.00% 2027	3,036	3,336
Freddie Mac 2.727% 20352	523	562
Freddie Mac 5.867% 20362	3,052	3,283
Freddie Mac 2.41% 20372	187	198
Freddie Mac 5.50% 2037	1,297	1,414
Freddie Mac 4.813% 20382	2,030	2,173
Freddie Mac 5.401% 20382	749	805
Freddie Mac 5.50% 2038	43,936	47,887
Freddie Mac 5.50% 2038	17,046	18,595
Freddie Mac 5.50% 2038	7,421	8,088
Freddie Mac 5.50% 2038	2,046	2,236
Freddie Mac 5.50% 2038	835	910
Freddie Mac 6.00% 2038	4,236	4,691
Freddie Mac 5.50% 2039	9,653	10,530
Freddie Mac 3.192% 20402	2,212	2,329
Freddie Mac 4.00% 2040	6,102	6,568
Freddie Mac 5.00% 2040	8,226	8,990
Freddie Mac 3.269% 20412	12,957	13,675
Freddie Mac 3.413% 20412	3,371	3,574
Freddie Mac 4.00% 2041	31,850	34,284
Freddie Mac 4.00% 2041	5,994	6,452
Freddie Mac 4.50% 2041	2,342	2,596
Freddie Mac 5.00% 2041	5,247	5,860
Freddie Mac 5.00% 2041	2,197	2,459
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	3,500	3,610
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	2,298	2,339
Freddie Mac, Series 2356, Class GD, 6.00% 2016	409	440
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	1,650	1,874
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	1,730	1,840
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	2,000	2,121
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	1,800	1,919
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	2,019	2,229
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	1,425	1,470
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,000	1,052
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	1,823	1,927
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,353	1,448
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	2,173	2,343
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,179	2,344
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	1,699	1,862
Freddie Mac, Series K011, Class A2, multifamily 4.084% 20202	2,200	2,562
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	8,383	8,569
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	2,325	2,485
Freddie Mac, Series 1567, Class A, 0.65% 20232	164	166
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	919	858
Freddie Mac, Series 3233, Class PA, 6.00% 2036	889	999
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2040	11,755	12,023
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	28,358	29,924
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	24,314	26,253
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	4,474	4,551
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.782% 20482,4	448	449
National Credit Union Administration, Series 2011-M1, Class A1, 0.248% 20132	1,352	1,352
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	774
National Credit Union Administration, Series 2010-R2, Class 1A, 0.598% 20172	494	495
National Credit Union Administration, Series 2011-R3, Class 1A, 0.628% 20202	1,028	1,032
National Credit Union Administration, Series 2011-R1, Class 1A, 0.678% 20202	553	555
		2,033,707

U.S. TREASURY BONDS & NOTES — 21.37%
U.S. TREASURY — 20.31%
U.S. Treasury 1.375% 2012	24,210	24,247
U.S. Treasury 1.125% 2013	84,233	84,792
U.S. Treasury 1.25% 2014	11,280	11,440
U.S. Treasury 2.375% 2014	18,500	19,288
U.S. Treasury 2.625% 2014	5,450	5,688
U.S. Treasury 1.875% 2015	26,550	27,697
U.S. Treasury 2.125% 2015	40,000	42,292
U.S. Treasury 11.25% 2015	50,680	63,831
U.S. Treasury 1.50% 2016	11,575	12,043
U.S. Treasury 2.125% 2016	22,725	24,084
U.S. Treasury 4.50% 2016	10,100	11,500
U.S. Treasury 5.125% 2016	1,500	1,754
U.S. Treasury 7.50% 2016	3,500	4,503
U.S. Treasury 0.75% 2017	14,380	14,492
U.S. Treasury 1.00% 2017	19,050	19,434
U.S. Treasury 2.50% 2017	35,500	38,691
U.S. Treasury 3.00% 2017	13,500	14,956
U.S. Treasury 3.25% 2017	59,650	66,843
U.S. Treasury 3.50% 2018	23,400	26,851
U.S. Treasury 3.125% 2019	19,660	22,428
U.S. Treasury 2.125% 2021	9,875	10,450
U.S. Treasury 8.125% 2021	5,770	9,047
U.S. Treasury 1.625% 2022	33,120	33,099
U.S. Treasury 1.75% 2022	6,750	6,848
U.S. Treasury 2.00% 2022	7,525	7,831
U.S. Treasury 6.00% 2026	14,750	21,604
U.S. Treasury 6.50% 2026	3,000	4,616
U.S. Treasury 6.375% 2027	6,425	9,865
U.S. Treasury 6.25% 2030	5,960	9,348
U.S. Treasury 3.875% 2040	49,122	60,098
U.S. Treasury 4.625% 2040	32,485	44,652
U.S. Treasury 3.75% 2041	11,500	13,769
U.S. Treasury 3.00% 2042	4,400	4,569
U.S. Treasury 3.125% 2042	4,275	4,554
		777,204

U.S. TREASURY INFLATION-PROTECTED SECURITIES5 — 1.06%
U.S. Treasury Inflation-Protected Security 0.125% 2017	7,339	7,908
U.S. Treasury Inflation-Protected Security 0.125% 2022	29,770	32,543
U.S. Treasury Inflation-Protected Security 2.125% 2041	157	231
		40,682

Total U.S. Treasury bonds & notes		817,886

FEDERAL AGENCY BONDS & NOTES — 12.54%
Federal Home Loan Bank 1.00% 2013	14,140	14,195
Federal Home Loan Bank 1.875% 2013	27,355	27,693
Federal Home Loan Bank 3.625% 2013	68,220	70,670
Federal Home Loan Bank 2.375% 2014	4,250	4,381
Federal Home Loan Bank 5.50% 2014	57,160	62,785
Federal Home Loan Bank 2.75% 2015	9,250	9,796
Federal Home Loan Bank, Series 2816, 1.00% 2017	37,595	38,096
Federal Home Loan Bank 4.125% 2020	8,200	9,735
Freddie Mac 0.375% 2014	26,550	26,597
Freddie Mac 1.75% 2015	23,425	24,362
Freddie Mac 1.25% 2019	18,500	18,496
Tennessee Valley Authority, Series A, 3.875% 2021	30,475	35,766
Tennessee Valley Authority 1.875% 2022	10,150	10,152
Tennessee Valley Authority, 4.65% 2035	2,330	2,851
Tennessee Valley Authority 5.88% 2036	2,750	3,864
Tennessee Valley Authority 5.25% 2039	8,900	11,767
Fannie Mae 0.75% 2013	37,750	37,989
Fannie Mae 0.50% 2015	3,750	3,764
Fannie Mae 6.625% 2030	1,650	2,546
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	19,033
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,185
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	20,890
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,503
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,022
Private Export Funding Corp. 1.45% 2019	4,750	4,778
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	970	1,032
Small Business Administration, Series 2001-20K, 5.34% 20211	328	362
Small Business Administration, Series 2001-20J, 5.76% 20211	213	236
Small Business Administration, Series 2001-20F, 6.44% 20211	643	720
Small Business Administration, Series 2003-20B, 4.84% 20231	1,247	1,382
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,261
		479,909

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	4,000	4,063
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,810	1,894
Kommunalbanken 1.00% 20144	1,626	1,640
		7,597

Total bonds, notes & other debt instruments (cost: $3,227,144,000)		3,339,099

Short-term securities — 34.97%

Medtronic Inc. 0.12%–0.17% due 10/16–10/25/20124	100,000	99,988
Coca-Cola Co. 0.21%–0.22% due 10/4/2012–1/25/20134	98,300	98,269
Federal Farm Credit Banks 0.11%–0.15% due 11/13/2012–1/22/2013	93,900	93,879
Straight-A Funding LLC 0.18% due 11/2–12/14/20124	85,400	85,377
Procter & Gamble Co. 0.12%–0.14% due 10/1–11/14/20124	80,000	79,997
E.I. duPont de Nemours and Co. 0.12%–0.15% due 10/10–11/13/20124	79,400	79,392
Wal-Mart Stores, Inc. 0.11% due 10/11–10/16/20124	76,850	76,847
Johnson & Johnson 0.09%–0.11% due 10/29–12/4/20124	75,400	75,389
Regents of the University of California 0.16%–0.17% due 10/2–11/14/2012	74,100	74,092
Google Inc. 0.09%–0.12% due 10/16–12/4/20124	65,000	64,992
Chariot Funding, LLC 0.17%–0.21% due 10/11–12/13/20124	45,400	45,392
Jupiter Securitization Co., LLC 0.16%–0.19% due 10/30–11/19/20124	18,100	18,097
Emerson Electric Co. 0.13% due 10/26–10/29/20124	53,500	53,493
Walt Disney Co. 0.12% due 11/8/20124	50,000	49,993
Chevron Corp. 0.09%–0.10% due 10/15–11/13/20124	45,500	45,497
United Technologies Corp. 0.12%–0.14% due 10/23–11/1/20124	45,300	45,296
Private Export Funding Corp. 0.16% due 11/20/20124	45,000	44,985
Pfizer Inc 0.08%–0.10% due 10/9–10/11/20124	40,700	40,699
Variable Funding Capital Company LLC 0.16% due 10/15/20124	38,900	38,897
John Deere Credit Ltd. 0.14%–0.15% due 10/10–11/1/20124	33,000	32,996
Merck & Co. Inc. 0.11% due 10/18/20124	25,000	24,999
Becton, Dickinson and Co. 0.12% due 10/19/2012	25,000	24,998
Abbott Laboratories 0.11% due 10/2–10/3/20124	18,900	18,900
National Rural Utilities Cooperative Finance Corp. 0.13% due 10/15/2012	13,900	13,899
Paccar Financial Corp. 0.12% due 10/4/2012	12,000	12,000

Total short-term securities (cost: $1,338,361,000)		1,338,363

Total investment securities (cost: $4,565,505,000)		4,677,462
Other assets less liabilities		(850,442)

Net assets		$3,827,020

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,132,092,000, which represented 29.58% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$111,199
Gross unrealized depreciation on investment securities	(317)
Net unrealized appreciation on investment securities	110,882
Cost of investment securities for federal income tax purposes	4,566,580

Key to abbreviation

TBA = To be announced

Cash Management FundSM
Investment portfolio

September 30, 2012
 unaudited

Short-term securities — 100.31%	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 43.25%
Federal Home Loan Bank 0.11%–0.14% due 10/3–12/26/2012	$97,800	$97,789
Fannie Mae 0.12%–0.15% due 10/31/2012–3/20/2013	84,500	84,480
Freddie Mac 0.12% due 10/23–11/19/2012	37,300	37,296
Federal Farm Credit Banks 0.12% due 11/19/2012	9,900	9,899
		229,464

U.S. TREASURIES — 31.02%
U.S. Treasury Bills 0.09%–0.145% due 10/4/2012–2/14/2013	164,600	164,583

COMMERCIAL PAPER — 26.04%
Regents of the University of California 0.16%–0.18% due 10/2–10/25/2012	19,600	19,599
GlaxoSmithKline Finance PLC 0.16% due 10/4/20121	17,100	17,100
BHP Billiton Finance (USA) Limited 0.16%–0.18% due 10/2–11/20/20121	13,400	13,397
Victory Receivables Corp. 0.19% due 10/10/20121	12,000	11,999
Svenska Handelsbanken Inc. 0.23% due 11/26/20121	11,800	11,796
Nordea North America, Inc. 0.12% due 10/10/2012	10,900	10,900
Bank of Nova Scotia 0.145% due 11/27/2012	10,300	10,297
Wal-Mart Stores, Inc. 0.12% due 10/1/20121	10,000	10,000
Straight-A Funding LLC 0.18% due 12/3/20121	9,500	9,497
Variable Funding Capital Company LLC 0.17% due 11/9/20121	5,900	5,899
Jupiter Securitization Co., LLC 0.19% due 11/19/20121	5,100	5,098
Sumitomo Mitsui Banking Corp. 0.14% due 10/16/20121	5,000	5,000
Toronto-Dominion Holdings USA Inc. 0.17% due 11/20/20121	5,000	4,999
National Rural Utilities Cooperative Finance Corp. 0.13% due 10/11/2012	2,600	2,600
		138,181

Total investment securities (cost: $532,216,000)		532,228
Other assets less liabilities		(1,656)

Net assets		$530,572

1Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,785,000, which represented 17.86% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14
Gross unrealized depreciation on investment securities	(2)
Net unrealized appreciation on investment securities	12
Cost of investment securities for federal income tax purposes	532,216

Protected Asset Allocation FundSM
Investment portfolio
September 30, 2012  unaudited

The fund had no investment holdings as of September 30, 2012

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes; they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund’s return to lag that of the underlying fund in certain rising market conditions.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFPX-998-1112O-S32854

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 28, 2012